UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2025

Date of reporting period:	7/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Diversified Growth Fund
Class A:
TBDAX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$98	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the Russell 1000 Growth Index (the “Index”). The greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined most significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).
MF503EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.47%	13.61%	14.24%
Class A without sales charges	20.08%	14.90%	14.89%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	A
NASDAQ	TBDAX
CUSIP	74440V104
MF503EA

PGIM Jennison Diversified Growth Fund
Class C:
TBDCX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$207	1.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the Russell 1000 Growth Index (the “Index”). The greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined most significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).
MF503EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.90%	13.73%	13.85%
Class C without sales charges	18.89%	13.73%	13.85%
S&P 500 Index *	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	C
NASDAQ	TBDCX
CUSIP	74440V302
MF503EC

PGIM Jennison Diversified Growth Fund
Class Z:
TBDZX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$76	0.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though
performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the
Russell 1000 Growth Index (the “Index”). The
greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined
most
significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).
MF503EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	20.29%	15.11%	16.96% (9/27/2017)
S&P 500 Index*	16.33%	15.88%	14.40%
Russell 1000 Growth Index	23.75%	17.27%	18.58%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	Z
NASDAQ	TBDZX
CUSIP	74440V690
MF503EZ

PGIM Jennison Diversified Growth Fund
Class R6:
TBDQX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$57	0.52%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the Russell 1000 Growth Index (the “Index”). The greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined most significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).
MF503ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.56%	15.16%	16.99% (9/27/2017)
S&P 500 Index*	16.33%	15.88%	14.40%
Russell 1000 Growth Index	23.75%	17.27%	18.58%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	R6
NASDAQ	TBDQX
CUSIP	74440V716
MF503ER6

PGIM Jennison Rising Dividend Fund
Class A:
PJDAX
ANNUAL
SH
AREHOLDER REPO
RT
–
Ju
ly 31, 20
25
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$132	1.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most from performance relative to the Index.
MF220EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.21%	11.23%	9.52%
Class A without sales charges	13.45%	12.50%	10.14%
S&P 500 Index	16.33%	15.88%	13.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	A
NASDAQ	PJDAX
CUSIP	74440V823
MF220EA

PGIM Jennison Rising Dividend Fund
Class C:
PJDCX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”)
for
the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$212	1.99%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most from performance relative to the Index.
MF220EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.63%	11.66%	9.32%
Class C without sales charges	12.60%	11.66%	9.32%
S&P 500 Index	16.33%	15.88%	13.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	C
NASDAQ	PJDCX
CUSIP	74440V815
MF220EC

PGIM Jennison Rising Dividend Fund
Class Z:
PJDZX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$106	0.99%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most from performance relative to the Index.
MF220EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.74%	12.76%	10.41%
S&P 500 Index	16.33%	15.88%	13.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	Z
NASDAQ	PJDZX
CUSIP	74440V799
MF220EZ

PGIM Jennison Rising Dividend Fund
Class R6:
PJDQX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND
COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$106	0.99%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most
from
performance relative to the Index.
MF220ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.75%	12.79%	11.36% (9/27/2017)
S&P 500 Index	16.33%	15.88%	14.40%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month
-end to the
class’s inception date.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 7/31/2025?

Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	R6
NASDAQ	PJDQX
CUSIP	74440V682
MF220ER6

PGIM Target Date Income Fund
Class R1:
PDADX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE
L
AST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$68	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income ov eral
l were a drag on performance, as bonds trailed equities by
nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and glob al REI
Ts.
MF236ER1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the retu
rns would
have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	6.17%	3.91%	4.31% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the I nd
exes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R1
NASDAQ	PDADX
CUSIP	74445D109
MF236ER1

PGIM Target Date Income Fund
Class R2:
PDAEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$42	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.
MF236ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects
a hy
pothetical $10,000 investment in Class R2 shares and as
su
mes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.44%	4.18%	4.57% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R2
NASDAQ	PDAEX
CUSIP	74445D208
MF236ER2

PGIM Target Date Income Fund
Class R3:
PDAFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the
Fund
at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$27	0.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.
MF236ER3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were rein
vest
ed. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	6.69%	4.35%	4.73% ( 12/13/201 6)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R3
NASDAQ	PDAFX
CUSIP	74445D307
MF236ER3

PGIM Target Date Income Fund
Class R4:
PDAGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$16	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.
MF236ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without
w
aiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	6.80%	4.45%	4.84% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R4
NASDAQ	PDAGX
CUSIP	74445D406
MF236ER4

PGIM Target Date Income Fund
Class R5:
PDAHX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$5	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.
MF236ER5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	6.92%	4.56%	4.95% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns.
Since
Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund
assumed
all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R5
NASDAQ	PDAHX
CUSIP	74445D505
MF236ER5

PGIM Target Date Income Fund
Class R6:
PDAJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.
MF236ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.96%	4.69%	5.11% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R6
NASDAQ	PDAJX
CUSIP	74445D604
MF236ER6

PGIM Target Date 2020 Fund
Class R1:
PDDDX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$67	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2020R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	6.71%	5.00%	5.22% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R1
NASDAQ	PDDDX
CUSIP	74445D778
MF236E2020R1

PGIM Target Date 2020 Fund
Class R2:
PDDEX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$41	0.40%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2020R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.00%	5.26%	5.47% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R2
NASDAQ	PDDEX
CUSIP	74445D760
MF236E2020R2

PGIM Target Date 2020 Fund
Class R3:
PDDFX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$26	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2020R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.14%	5.42%	5.64% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R3
NASDAQ	PDDFX
CUSIP	74445D752
MF236E2020R3

PGIM Target Date 2020 Fund
Class R4:
PDDGX
ANNUAL SHAREHOLDER REPORT – July 31,
2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$16	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2020R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.15%	5.52%	5.74% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R4
NASDAQ	PDDGX
CUSIP	74445D745
MF236E2020R4

PGIM Target Date 2020 Fund
Class R5:
PDDHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$5	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2020R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $
10,000
investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	7.36%	5.63%	5.86% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R5
NASDAQ	PDDHX
CUSIP	74445D737
MF236E2020R5

PGIM Target Date 2020 Fund
Class R6
:
PDDJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This
annual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns
of 4.1% and 9.7%, respectively.
MF236E2020R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.45%	5.79%	5.96% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*
The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R6
NASDAQ	PDDJX
CUSIP	74445D729
MF236E2020R6

PGIM Target Date 2025 Fund
Class R1:
PDEDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$69	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2025R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.17%	5.72%	5.76% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
25?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R1
NASDAQ	PDEDX
CUSIP	74445D711
MF236E2025R1

PGIM Target Date 2025 Fund
Class R2:
PDEEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$43	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2025R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.35%	5.97%	6.02% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/20
25?

Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R2
NASDAQ	PDEEX
CUSIP	74445D695
MF236E2025R2

PGIM Target Date 2025 Fund
Class R3:
PDEFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$27	0.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2025R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.60%	6.14%	6.18% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
25?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R3
NASDAQ	PDEFX
CUSIP	74445D687
MF236E2025R3

PGIM Target Date 2025 Fund
Class R4:
PDEGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$16	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2025R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.62%	6.24%	6.29% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/202
5?

Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
25?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R4
NASDAQ	PDEGX
CUSIP	74445D679
MF236E2025R4

PGIM Target Date 2025 Fund
Class R5:
PDEHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$6	0.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2025R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	7.90%	6.36%	6.40% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/20
25?

Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2
025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R5
NASDAQ	PDEHX
CUSIP	74445D661
MF236E2025R5

PGIM Target Date 2025 Fund
Class R6:
PDEJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2025R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.95%	6.51%	6.56% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R6
NASDAQ	PDEJX
CUSIP	74445D653
MF236E2025R6

PGIM Target Date 2030 Fund
Class R1:
PDFCX
ANNUAL SHAREH
O
LDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$70	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2030R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.70%	6.82%	6.74% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%
WHAT ARE SOME CHAR
AC
TERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R1
NASDAQ	PDFCX
CUSIP	74445D646
MF236E2030R1

PGIM Target Date 2030 Fund
Class R2:
PDFEX
ANNUAL SHAREHO
LD
ER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$43	0.41%
WHAT AFFECTED THE FUND’S
PER
FORMANCE DU
RI
NG THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2030R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.96%	7.10%	7.01% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

AD
DITI
ONAL INFORMATION
You can find additional infor
m
ation at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R2
NASDAQ	PDFEX
CUSIP	74445D638
MF236E2030R2

PGIM Target Date 2030 Fund
Class R3:
PDFFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$27	0.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2030R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	8.10%	7.27%	7.17% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFOR
MATI
ON
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial i
nform
ation, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R3
NASDAQ	PDFFX
CUSIP	74445D620
MF236E2030R3

PGIM Target Date 2030 Fund
Class R4:
PDFGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$17	0.16%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2030R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.34%	7.38%	7.26% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL I
NFOR
MATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund do
cumen
ts online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R4
NASDAQ	PDFGX
CUSIP	74445D612
MF236E2030R4

PGIM Target Date 2030 Fund
Class R5:
PDFHX
ANNUAL SHARE
H
OLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$6	0.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2030R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.33%	7.47%	7.38% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFO
RMA
TION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R5
NASDAQ	PDFHX
CUSIP	74445D596
MF236E2030R5

PGIM Target Date 2030 Fund
Class R6:
PDFJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2030R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.57%	7.63%	7.55% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INF
ORMA
TION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R6
NASDAQ	PDFJX
CUSIP	74445D588
MF236E2030R6

PGIM Target Date 2035 Fund
Class R1:
PDGCX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$70	0.67%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflatio
n-Pr
otected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2035R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	8.74%	8.23%	7.66% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its perf
or
mance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARA
CTE
RISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R1
NASDAQ	PDGCX
CUSIP	74445D570
MF236E2035R1

PGIM Target Date 2035 Fund
Class R2:
PDGEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$42	0.40%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap
equiti
es was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2035R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.04%	8.49%	7.92% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in exce ss of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R2
NASDAQ	PDGEX
CUSIP	74445D562
MF236E2035R2

PGIM Target Date 2035 Fund
Class R3:
PDGFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31,
2025
.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$27	0.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equ
ities
gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2035R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	9.22%	8.66%	8.09% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since t
he F
und has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R3
NASDAQ	PDGFX
CUSIP	74445D554
MF236E2035R3

PGIM Target Date 2035 Fund
Class R4:
PDGGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$17	0.16%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected
Securities
(TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2035R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.07%	8.78%	8.21% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal
years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R4
NASDAQ	PDGGX
CUSIP	74445D547
MF236E2035R4

PGIM Target Date 2035 Fund
Class R5:
PDGHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$6	0.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2035R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	9.44%	8.87%	8.30% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns
. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short- Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R5
NASDAQ	PDGHX
CUSIP	74445D539
MF236E2035R5

PGIM Target Date 2035 Fund
Class R6:
PDGJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2035R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a
hypothetical
$10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.68%	9.04%	8.46% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns.
Since
Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R6
NASDAQ	PDGJX
CUSIP	74445D521
MF236E2035R6

PGIM Target Date 2040 Fund
Class R1:
PDHDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$69	0.66%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2040R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees
(including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	9.73%	9.30%	8.30% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns
for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting
us at (800) 225-1852 or (973) 367-3529
from
outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R1
NASDAQ	PDHDX
CUSIP	74445D513
MF236E2040R1

PGIM Target Date 2040 Fund
Class R2:
PDHEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040
Fund
(the “Fund”) for the
period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$42	0.40%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2040R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.98%	9.57%	8.57% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has
less
than 10 fiscal years of
returns
. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973)
367
-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R2
NASDAQ	PDHEX
CUSIP	74445D497
MF236E2040R2

PGIM Target Date 2040 Fund
Class R3:
PDHFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$25	0.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2040R3

HOW HAS THE FUND
PERFORMED
OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.15%	9.73%	8.74% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns
for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R3
NASDAQ	PDHFX
CUSIP	74445D489
MF236E2040R3

PGIM Target Date 2040 Fund
Class R4:
PDHGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$15	0.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility.
Volatility
spiked in early April 2025 after the US
administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non
-US stocks by more than 3.5%. Other contributors included
the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2040R4

HOW HAS THE
FUND PERFORMED
OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.25%	9.83%	8.84% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R4
NASDAQ	PDHGX
CUSIP	74445D471
MF236E2040R4

PGIM Target Date 2040 Fund
Class R5:
PDHHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2040R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.43%	9.96%	8.96% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are measured from the
closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMA
TION
You can find additional information at
pgim.com/in
vestme
nts/target-d
ate-pr
ospectuses-and-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial inform
ation, f
und holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or (97
3) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R5
NASDAQ	PDHHX
CUSIP	74445D463
MF236E2040R5

PGIM Target Date 2040 Fund
Class R6:
PDHJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2040R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.58%	10.13%	9.12% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns.
Since
Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL IN
FO
RM
ATI
O
N
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R6
NASDAQ	PDHJX
CUSIP	74445D455
MF236E2040R6

PGIM Target Date 2045 Fund
Class R1:
PDIDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$67	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2045R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.23%	10.01%	8.72% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R1
NASDAQ	PDIDX
CUSIP	74445D448
MF236E2045R1

PGIM Target Date 2045 Fund
Class R2:
PDIEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$40	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2045R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.48%	10.28%	8.99% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R2
NASDAQ	PDIEX
CUSIP	74445D430
MF236E2045R2

PGIM Target Date 2045 Fund
Class R3:
PDIKX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$25	0.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2045R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.70%	10.45%	9.15% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R3
NASDAQ	PDIKX
CUSIP	74445D422
MF236E2045R3

PGIM Target Date 2045 Fund
Class R4:
PDIGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$14	0.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2045R4

HOW
HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.81%	10.56%	9.26% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns.
 Since
Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R4
NASDAQ	PDIGX
CUSIP	74445D414
MF236E2045R4

PGIM Target Date 2045 Fund
Class R5:
PDIHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$3	0.03%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E20
45
R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.91%	10.67%	9.38% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (97
3) 3
67-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R5
NASDAQ	PDIHX
CUSIP	74445D398
MF236E2045R5

PGIM Target Date 2045 Fund
Class R6:
PDIJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E
204
5R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.04%	10.83%	9.55% (12/13/2016)
S&P 500 Index *	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index *	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT
ARE
SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-18
5
2 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R6
NASDAQ	PDIJX
CUSIP	74445D380
MF236E2045R6

PGIM Target Date 2050 Fund
Class R1:
PDJDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$66	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with
the
10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by
nearly
16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2050R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.61%	10.53%	8.96% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.
Since Inception returns are provided since the
Fund
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest mo
nth-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R1
NASDAQ	PDJDX
CUSIP	74445D372
MF236E2050R1

PGIM Target Date 2050 Fund
Class R2:
PDJEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$39	0.37%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs,
triggering
a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities
was
a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2050R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.92%	10.82%	9.23% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R2
NASDAQ	PDJEX
CUSIP	74445D364
MF236E2050R2

PGIM Target Date 2050 Fund
Class R3:
PDJFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$26	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility.
Volatility
spiked in early April 2025 after the US
administration announced broad reciprocal tariffs, triggering a sharp sell-off on
fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods
. Bond yields, while volatile,
remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-
cap
equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than
3.5%. Other contributors included
the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2050R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.69%	10.97%	9.39% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R3
NASDAQ	PDJFX
CUSIP	74445D356
MF236E2050R3

PGIM Target Date 2050 Fund
Class R4:
PDJGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$13	0.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid
substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a
key
contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2050R4

HOW
HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2024 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.14%	11.09%	9.49% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R4
NASDAQ	PDJGX
CUSIP	74445D349
MF236E2050R4

PGIM Target Date 2050 Fund
Class R5:
PDJHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$2	0.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for
imported goods. Bond yields, while volatile,
remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%,
US
small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2050R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.31%	11.18%	9.61% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R5
NASDAQ	PDJHX
CUSIP	74445D331
MF236E2050R5

PGIM Target Date 2050 Fund
Class R6:
PDJJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up
prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to
US
large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.
MF236E2050R6

HOW
HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.43%	11.35%	9.79% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R6
NASDAQ	PDJJX
CUSIP	74445D323
MF236E2050R6

PGIM Target Date 2055 Fund
Class R1:
PDKDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$66	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2055R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.96%	10.87%	9.21% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R1
NASDAQ	PDKDX
CUSIP	74445D315
MF236E2055R1

PGIM Target Date 2055 Fund
Class R2:
PDKEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$38	0.36%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2055R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.23%	11.15%	9.49% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R2
NASDAQ	PDKEX
CUSIP	74445D299
MF236E2055R2

PGIM Target Date 2055 Fund
Class R3:
PDKFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$23	0.22%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2055R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.39%	11.31%	9.64% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R3
NASDAQ	PDKFX
CUSIP	74445D281
MF236E2055R3

PGIM Target Date 2055 Fund
Class R4:
PDKGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$12	0.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2055R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.60%	11.43%	9.76% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R4
NASDAQ	PDKGX
CUSIP	74445D273
MF236E2055R4

PGIM Target Date 2055 Fund
Class R5:
PDKHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$2	0.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2055R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.69%	11.55%	9.88% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R5
NASDAQ	PDKHX
CUSIP	74445D265
MF236E2055R5

PGIM Target Date 2055 Fund
Class R6:
PDKJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2055R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.79%	11.71%	10.03% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.05% in the year ended July 31, 2024 to 0.00% due to decrease in certain non-recurring expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 26, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code be
low,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and
enroll
.
PGIM Target Date 2055 Fund

SHARE CLASS	R6
NASDAQ	PDKJX
CUSIP	74445D257
MF236E2055R6

PGIM Target Date 2060 Fund
Class R1:
PDLDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target D ate
2060 Fund (the “Fund”) for the
period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$65	0.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US sto
cks by more than 3.5%. Other contributors included
the Fund’s allocations to commodities with a return of 9.7%.
MF236E2060R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.94%	11.05%	9.21% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R1
NASDAQ	PDLDX
CUSIP	74445D240
MF236E2060R1

PGIM Target Date 2060 Fund
Class R2:
PDLEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Tar
g
et Date 2060 Fund (the “Fund”) for the
period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$38	0.36%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2060R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.24%	11.34%	9.48% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy v otin
g information. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R2
NASDAQ	PDLEX
CUSIP	74445D232
MF236E2060R2

PGIM Target Date 2060 Fund
Class R3:
PDLFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$22	0.21%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2060R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.44%	11.50%	9.65% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception retu rns for t
he Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIO
NA
L INFOR
MA
T
ION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R3
NASDAQ	PDLFX
CUSIP	74445D224
MF236E2060R3

PGIM Target Date 2060 Fund
Class R4:
PDLGX
ANNUAL SHAREHOLDER RE
PO
RT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$12	0.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2060R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.47%	11.62%	9.76% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest m onth-
e
nd
to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%
WHAT ARE
SO
ME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL
INFO
RMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R4
NASDAQ	PDLGX
CUSIP	74445D216
MF236E2060R4

PGIM Target Date 2060 Fund
Class R5:
PDLHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2060R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.65%	11.72%	9.87% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured f rom
the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITI
ONAL
INF
OR
M
ATI
ON
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R5
NASDAQ	PDLHX
CUSIP	74445D190
MF236E2060R5

PGIM Target Date 2060 Fund
Class R6:
PDLJX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2060R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 13, 2016 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.77%	11.90%	10.03% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest mont
h
-end
to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.06% in the year ended July 31, 2024 to 0.00% due to decrease in certain non-recurring expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 26, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INF
OR
MAT
ION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code bel
ow,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R6
NASDAQ	PDLJX
CUSIP	74445D182
MF236E2060R6

PGIM Target Date 2065 Fund
Class R1:
PDOAX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$63	0.60%
WHAT AFFECTED THE F
UN
D’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2065R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	11.11%	11.21%	9.12% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R1
NASDAQ	PDOAX
CUSIP	74440V674
MF236E2065R1

PGIM Target Date 2065 Fund
Class R2:
PDODX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $
10,000
investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$37	0.35%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2065R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.45%	11.44%	9.36% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 7/31/2025?

Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R2
NASDAQ	PDODX
CUSIP	74440V666
MF236E2065R2

PGIM Target Date 2065 Fund
Class R3:
PDOEX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $
10,000
investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$21	0.20%
WHAT AFFECTED THE
FUND
’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2065R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.52%	11.62%	9.53% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory
requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R3
NASDAQ	PDOEX
CUSIP	74440V658
MF236E2065R3

PGIM Target Date 2065 Fund
Class R4:
PDOFX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”)
for
the
period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$11	0.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2065R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.65%	11.77%	9.67% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception
date
.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 7/31/2025?

Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R4
NASDAQ	PDOFX
CUSIP	74440V641
MF236E2065R4

PGIM Target Date 2065 Fund
Class R5:
PDOGX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”)
for
the
period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2065R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.80%	11.88%	9.79% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 7/31/2025?

Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R5
NASDAQ	PDOGX
CUSIP	74440V633
MF236E2065R5

PGIM Target Date 2065 Fund
Class R6:
PDOHX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065
Fund
(the “Fund”) for the
period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2065R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 16, 2019 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.93%	12.09%	9.99% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 7/31/2025?

Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%
WHAT ARE SOME CHARACTERISTICS OF THE
FUND
’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R6
NASDAQ	PDOHX
CUSIP	74440V625
MF236E2065R6

PGIM Target Date 2070 Fund
Class R1:
PDALX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$41	0.62%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US
lar
ge-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7
%
.
MF236E2070R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2025 Initial Investment of $10,000

Total Returns as of 7/31/2025
Since Inception (%)
Class R1	5.59% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R1
NASDAQ	PDALX
CUSIP	74440V617
MF236E2070R1

PGIM Target Date 2070 Fund
Class R2:
PDAMX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$24	0.37%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PE
RF
ORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2070R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2025 Initial Investment of $10,000

Total Returns as of 7/31/2025
Since Inception (%)
Class R2	5.69% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R2
NASDAQ	PDAMX
CUSIP	74440V591
MF236E2070R2

PGIM Target Date 2070 Fund
Class R3:
PDANX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$15	0.22%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE F
UN
D’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2070R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529
from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2025 Initial Investment of $10,000

Total Returns as of 7/31/2025
Since Inception (%)
Class R3	5.80% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R3
NASDAQ	PDANX
CUSIP	74440V583
MF236E2070R3

PGIM Target Date 2070 Fund
Class R4:
PDAOX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$8	0.12%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE F
U
ND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2070R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2025 Initial Investment of $10,000

Total Returns as of 7/31/2025
Since Inception (%)
Class R4	5.90% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R4
NASDAQ	PDAOX
CUSIP	74440V575
MF236E2070R4

PGIM Target Date 2070 Fund
Class R5:
PDAQX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31,
2025
.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$1	0.02%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE F
U
ND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2070R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2025 Initial Investment of $10,000

Total Returns as of 7/31/2025
Since Inception (%)
Class R5	6.01% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R5
NASDAQ	PDAQX
CUSIP	74440V567
MF236E2070R5

PGIM Target Date 2070 Fund
Class R6:
PDAUX
ANNUAL
SHAREHOLDER
REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.
MF236E2070R6

HOW HAS THE
FUND
PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line
graph
reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 10, 2024 to July 31, 2025 Initial Investment of $10,000

Total Returns as of 7/31/2025
Since Inception (%)
Class R6	6.02% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided
since the
Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R6
NASDAQ	PDAUX
CUSIP	74440V559
MF236E2070R6

PGIM 60/40 Allocation Fund
Class R6:
PALDX
ANNUAL
SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$3	0.03%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities lagged global markets amid substantial volatility. Volatility spiked in early April 2025 after the
US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation.
Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods.
■
As the Fund invests solely in US large-cap equities and US bonds, the largest contributor to performance was exposure to US large-cap equities, which generated strong gains during the period.
■
During the period, the underlying US large-cap fund, PGIM Quant Solutions Large-Cap Core Fund, underperformed the S&P 500 Index benchmark, while the underlying PGIM Total Return Bond Fund outperformed the Bloomberg Barclays US Aggregate Bond Index. However,
returns from bonds significantly lagged their US equity counterparts.
■
The PGIM Total Return Bond Fund used swaps, options, and futures during the reporting period to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
NS14110

HOW HAS THE
FUND
PERFORMED
OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 13, 2017 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.77%	9.25%	9.01% (9/13/2017)
S&P 500 Index*	16.33%	15.88%	14.53%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.31%
Custom Blended Index	11.16%	9.03%	9.36%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 123,011,770
Number of fund holdings	3
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	27%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	59.9%
Affiliated Mutual Funds - Fixed Income	40.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM 60/40 Allocation Fund

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724
NS14110

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2025 and July 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $323,615 and $ 294,150, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2025: $12,000 and July 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
4(b)	0%	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2025, and July 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Diversified Growth Fund	2
PGIM Jennison Rising Dividend Fund	15
Notes to Financial Statements	28

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

 ADR—American Depositary Receipt

 REITs—Real Estate Investment Trust

 SOFR—Secured Overnight Financing Rate

PGIM Jennison Diversified Growth Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Aerospace & Defense 2.4%
Axon Enterprise, Inc.*	1,234	$932,275
Boeing Co. (The)*	16,680	3,700,291
General Electric Co.	17,664	4,788,357
HEICO Corp.	1,986	649,025

		10,069,948

Automobiles 2.2%
Tesla, Inc.*	29,035	8,950,619

Banks 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	55,343	676,291

Beverages 0.2%
Coca-Cola Co. (The)	14,409	978,227

Biotechnology 2.4%
AbbVie, Inc.	22,542	4,260,889
Amgen, Inc.	5,316	1,568,752
Gilead Sciences, Inc.	4,493	504,519
Natera, Inc.*	3,023	404,054
Neurocrine Biosciences, Inc.*	4,881	625,891
Vertex Pharmaceuticals, Inc.*	5,265	2,405,420

		9,769,525

Broadline Retail 6.8%
Amazon.com, Inc.*	105,648	24,733,254
Coupang, Inc. (South Korea) (Class A Stock)*	19,828	583,538
MercadoLibre, Inc. (Brazil)*	1,225	2,908,015

		28,224,807

Capital Markets 0.5%
LPL Financial Holdings, Inc.	5,412	2,141,691

Communications Equipment 0.8%
Arista Networks, Inc.*	26,338	3,245,368

Construction & Engineering 0.5%
Comfort Systems USA, Inc.	3,164	2,225,241

Consumer Staples Distribution & Retail 3.2%
Casey’s General Stores, Inc.	782	406,742
Costco Wholesale Corp.	8,243	7,745,452
Walmart, Inc.	51,109	5,007,660

		13,159,854

Electric Utilities 1.0%
Constellation Energy Corp.	8,497	2,955,597
NRG Energy, Inc.	7,892	1,319,542

		4,275,139

Electrical Equipment 0.3%
GE Vernova, Inc.	1,814	1,197,766

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 4.6%
Netflix, Inc.*	11,891	$13,786,426
Spotify Technology SA*	3,641	2,281,232
Walt Disney Co. (The)	25,100	2,989,661

		19,057,319

Financial Services 5.7%
Mastercard, Inc. (Class A Stock)	21,768	12,330,919
Toast, Inc. (Class A Stock)*	8,408	410,647
Visa, Inc. (Class A Stock)	31,393	10,845,339

		23,586,905

Ground Transportation 1.4%
Uber Technologies, Inc.*	41,662	3,655,840
Union Pacific Corp.	10,372	2,302,273

		5,958,113

Health Care Equipment & Supplies 1.4%
Boston Scientific Corp.*	30,845	3,236,257
Dexcom, Inc.*	4,568	368,957
Edwards Lifesciences Corp.*	8,128	644,632
Intuitive Surgical, Inc.*	2,887	1,388,907

		5,638,753

Health Care Providers & Services 0.1%
Cencora, Inc.	2,087	597,049

Health Care Technology 0.2%
Veeva Systems, Inc. (Class A Stock)*	2,812	799,170

Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.	11,037	2,958,799
McDonald’s Corp.	4,743	1,423,232
Texas Roadhouse, Inc. (Class A Stock)	10,959	2,028,840

		6,410,871

Independent Power & Renewable Electricity Producers 0.2%
Vistra Corp.	3,333	695,064

Insurance 0.8%
Progressive Corp. (The)	13,069	3,163,221

Interactive Media & Services 10.2%
Alphabet, Inc. (Class A Stock)	94,684	18,169,860
Meta Platforms, Inc. (Class A Stock)	29,968	23,178,450
Pinterest, Inc. (Class A Stock)*	22,809	880,427

		42,228,737

IT Services 1.7%
Cloudflare, Inc. (Class A Stock)*	9,525	1,978,152
Shopify, Inc. (Canada) (Class A Stock)*	15,357	1,876,779
Snowflake, Inc. (Class A Stock)*	13,963	3,120,730

		6,975,661

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 3

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 1.0%
Allison Transmission Holdings, Inc.	7,841	$706,239
Caterpillar, Inc.	7,882	3,452,474

		4,158,713

Media 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	9,200	800,032

Pharmaceuticals 2.4%
Eli Lilly & Co.	13,530	10,013,147

Semiconductors & Semiconductor Equipment 20.8%
Advanced Micro Devices, Inc.*	20,460	3,607,302
Applied Materials, Inc.	19,332	3,480,920
Astera Labs, Inc.*	3,447	471,308
Broadcom, Inc.	73,001	21,440,394
Lam Research Corp.	48,067	4,558,674
Monolithic Power Systems, Inc.	3,449	2,453,067
NVIDIA Corp.	232,068	41,277,935
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	20,932	5,057,590
Texas Instruments, Inc.	18,598	3,367,354

		85,714,544

Software 18.7%
Adobe, Inc.*	13,959	4,992,995
AppLovin Corp. (Class A Stock)*	6,089	2,378,972
Cadence Design Systems, Inc.*	16,229	5,916,607
Crowdstrike Holdings, Inc. (Class A Stock)*	11,715	5,325,288
Datadog, Inc. (Class A Stock)*	9,566	1,339,049
Docusign, Inc.*	27,649	2,091,370
Fair Isaac Corp.*	484	695,372
Intuit, Inc.	7,454	5,852,359
Microsoft Corp.	55,487	29,602,315
Oracle Corp.	25,225	6,401,348
Palo Alto Networks, Inc.*	6,857	1,190,375
Salesforce, Inc.	12,849	3,319,282
ServiceNow, Inc.*	6,454	6,086,896
Synopsys, Inc.*	644	407,955
Zscaler, Inc.*	5,718	1,632,832

		77,233,015

Specialty Retail 1.7%
Home Depot, Inc. (The)	10,167	3,736,474
Industria de Diseno Textil SA (Spain)	24,129	1,152,572
O’Reilly Automotive, Inc.*	8,638	849,288
TJX Cos., Inc. (The)	9,469	1,179,175

		6,917,509

Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	96,588	20,048,771

Textiles, Apparel & Luxury Goods 0.9%
adidas AG (Germany)	5,582	1,066,882

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
On Holding AG (Switzerland) (Class A Stock)*	9,145	$444,173
Ralph Lauren Corp.	7,762	2,318,898

		3,829,953

TOTAL LONG-TERM INVESTMENTS (cost $211,144,594)		408,741,023

SHORT-TERM INVESTMENTS 0.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	1,169,792	1,169,792
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $2,062,288; includes $2,046,561 of cash collateral for securities on loan)(b)(wb)	2,063,938	2,062,494

TOTAL SHORT-TERM INVESTMENTS (cost $3,232,080)		3,232,286

TOTAL INVESTMENTS 99.8% (cost $214,376,674)		411,973,309
Other assets in excess of liabilities 0.2%		678,575

NET ASSETS 100.0%		$412,651,884

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$10,069,948	$—	$—
Automobiles	8,950,619	—	—
Banks	676,291	—	—
Beverages	978,227	—	—
Biotechnology	9,769,525	—	—
Broadline Retail	28,224,807	—	—
Capital Markets	2,141,691	—	—
Communications Equipment	3,245,368	—	—
Construction & Engineering	2,225,241	—	—
Consumer Staples Distribution & Retail	13,159,854	—	—
Electric Utilities	4,275,139	—	—
Electrical Equipment	1,197,766	—	—
Entertainment	19,057,319	—	—
Financial Services	23,586,905	—	—
Ground Transportation	5,958,113	—	—
Health Care Equipment & Supplies	5,638,753	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 5

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Providers & Services	$597,049	$—	$—
Health Care Technology	799,170	—	—
Hotels, Restaurants & Leisure	6,410,871	—	—
Independent Power & Renewable Electricity Producers	695,064	—	—
Insurance	3,163,221	—	—
Interactive Media & Services	42,228,737	—	—
IT Services	6,975,661	—	—
Machinery	4,158,713	—	—
Media	800,032	—	—
Pharmaceuticals	10,013,147	—	—
Semiconductors & Semiconductor Equipment	85,714,544	—	—
Software	77,233,015	—	—
Specialty Retail	5,764,937	1,152,572	—
Technology Hardware, Storage & Peripherals	20,048,771	—	—
Textiles, Apparel & Luxury Goods	2,763,071	1,066,882	—
Short-Term Investments
Affiliated Mutual Funds	3,232,286	—	—

Total	$409,753,855	$2,219,454	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	20.8%
Software	18.7
Interactive Media & Services	10.2
Broadline Retail	6.8
Financial Services	5.7
Technology Hardware, Storage & Peripherals	4.9
Entertainment	4.6
Consumer Staples Distribution & Retail	3.2
Aerospace & Defense	2.4
Pharmaceuticals	2.4
Biotechnology	2.4
Automobiles	2.2
IT Services	1.7
Specialty Retail	1.7
Hotels, Restaurants & Leisure	1.6
Ground Transportation	1.4
Health Care Equipment & Supplies	1.4
Electric Utilities	1.0
Machinery	1.0

Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	0.8
Insurance	0.8
Construction & Engineering	0.5
Capital Markets	0.5
Electrical Equipment	0.3
Beverages	0.2
Media	0.2
Health Care Technology	0.2
Independent Power & Renewable Electricity Producers	0.2
Banks	0.2
Health Care Providers & Services	0.1

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $211,144,594)	$408,741,023
Affiliated investments (cost $3,232,080)	3,232,286
Foreign currency, at value (cost $8)	8
Receivable for investments sold	3,152,337
Dividends receivable	106,825
Receivable for Fund shares sold	64,964
Tax reclaim receivable	34,503
Prepaid expenses	83

Total Assets	415,332,029

Liabilities
Payable to broker for collateral for securities on loan	2,046,561
Payable for Fund shares purchased	267,842
Management fee payable	135,508
Accrued expenses and other liabilities	99,014
Distribution fee payable	78,481
Affiliated transfer agent fee payable	27,650
Payable for investments purchased	23,966
Trustees’ fees payable	1,123

Total Liabilities	2,680,145

Net Assets	$412,651,884

Net assets were comprised of:
Shares of beneficial interest, at par	$20,170
Paid-in capital in excess of par	200,806,274
Total distributable earnings (loss)	211,825,440

Net assets, July 31, 2025	$412,651,884

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 7

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class A
Net asset value and redemption price per share, ($350,527,592 ÷ 17,028,936 shares of beneficial interest issued and outstanding)	$20.58
Maximum sales charge (5.50% of offering price)	1.20

Maximum offering price to public	$21.78

Class C
Net asset value, offering price and redemption price per share, ($5,672,507 ÷ 444,140 shares of beneficial interest issued and outstanding)	$12.77

Class Z
Net asset value, offering price and redemption price per share, ($53,668,333 ÷ 2,564,417 shares of beneficial interest issued and outstanding)	$20.93

Class R6
Net asset value, offering price and redemption price per share, ($2,783,452 ÷ 132,680 shares of beneficial interest issued and outstanding)	$20.98

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $24,761 foreign withholding tax)	$2,111,965
Affiliated dividend income	144,723
Income from securities lending, net (including affiliated income of $3,134)	3,783

Total income	2,260,471

Expenses
Management fee	1,692,299
Distribution fee(a)	1,038,529
Transfer agent’s fees and expenses (including affiliated expense of $171,368)(a)	388,788
Custodian and accounting fees	58,494
Professional fees	45,497
Registration fees(a)	43,361
Shareholders’ reports	33,812
Audit fee	26,655
Trustees’ fees	14,134
Miscellaneous	29,165

Total expenses	3,370,734
Less: Fee waiver and/or expense reimbursement(a)	(59,914)
Distribution fee waiver(a)	(163,539)

Net expenses	3,147,281

Net investment income (loss)	(886,810)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,671))	20,644,546
Foreign currency transactions	(2,722)

20,641,824

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $206)	48,986,829
Foreign currencies	54

48,986,883

Net gain (loss) on investment and foreign currency transactions	69,628,707

Net Increase (Decrease) In Net Assets Resulting From Operations	$68,741,897

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	981,235	57,294	—	—
Transfer agent’s fees and expenses	354,474	12,192	21,311	811
Registration fees	14,519	8,781	12,180	7,881
Fee waiver and/or expense reimbursement	(47,403)	(830)	(2,623)	(9,058)
Distribution fee waiver	(163,539)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 9

PGIM Jennison Diversified Growth Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2025	2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(886,810)	$(1,437,560)
Net realized gain (loss) on investment and foreign currency transactions	20,641,824	49,593,661
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	48,986,883	26,372,242

Net increase (decrease) in net assets resulting from operations	68,741,897	74,528,343

Dividends and Distributions
Distributions from distributable earnings
Class A	(38,290,414)	—
Class C	(1,024,198)	—
Class Z	(1,208,628)	—
Class R6	(294,436)	—

	(40,817,676)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	51,700,000	14,396,152
Net asset value of shares issued in reinvestment of dividends and distributions	40,364,544	—
Cost of shares purchased	(46,056,849)	(32,845,030)

Net increase (decrease) in net assets from Fund share transactions	46,007,695	(18,448,878)

Total increase (decrease)	73,931,916	56,079,465

Net Assets:
Beginning of year	338,719,968	282,640,503

End of year	$412,651,884	$338,719,968

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights

Class A Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.31	$15.19	$12.87	$19.58	$16.92
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.08)	(0.05)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.71	4.20	2.37	(2.57)	5.58
Total from investment operations	3.66	4.12	2.32	(2.66)	5.50
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of year	$20.58	$19.31	$15.19	$12.87	$19.58
Total Return(b):	20.08%	27.12%	18.03%	(18.23)%	35.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$350,528	$318,526	$269,722	$248,177	$337,246
Average net assets (000)	$327,078	$291,082	$232,502	$298,732	$303,103
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	1.14%	1.21%	1.15%	1.16%
Expenses before waivers and/or expense reimbursement	0.95%	1.19%	1.26%	1.20%	1.21%
Net investment income (loss)	(0.25)%	(0.45)%	(0.38)%	(0.56)%	(0.48)%
Portfolio turnover rate(d)	122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 11

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.92	$10.27	$8.80	$14.73	$13.46
Income (loss) from investment operations:
Net investment income (loss)	(0.16)	(0.18)	(0.13)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.40	2.83	1.60	(1.70)	4.29
Total from investment operations	2.24	2.65	1.47	(1.88)	4.11
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of year	$12.77	$12.92	$10.27	$8.80	$14.73
Total Return(b):	18.89%	25.80%	16.70%	(19.09)%	34.72%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,673	$6,250	$5,009	$4,492	$8,266
Average net assets (000)	$5,729	$5,566	$4,246	$6,338	$9,112
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.89%	2.22%	2.37%	2.16%	2.03%
Expenses before waivers and/or expense reimbursement	1.90%	2.22%	2.37%	2.16%	2.03%
Net investment income (loss)	(1.25)%	(1.53)%	(1.54)%	(1.57)%	(1.34)%
Portfolio turnover rate(d)	122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.57	$15.37	$12.99	$19.71	$16.98
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.06)	(0.02)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.76	4.26	2.40	(2.61)	5.62
Total from investment operations	3.75	4.20	2.38	(2.67)	5.57
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of year	$20.93	$19.57	$15.37	$12.99	$19.71
Total Return(b):	20.29%	27.33%	18.32%	(18.16)%	36.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$53,668	$11,515	$6,901	$6,305	$9,295
Average net assets (000)	$18,098	$9,677	$4,952	$8,098	$7,439
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	1.00%	1.00%	0.96%	0.95%
Expenses before waivers and/or expense reimbursement	0.70%	1.04%	1.08%	0.96%	0.95%
Net investment income (loss)	(0.07)%	(0.32)%	(0.17)%	(0.36)%	(0.28)%
Portfolio turnover rate(d)	122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 13

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.57	$15.37	$12.99	$19.70	$16.98
Income (loss) from investment operations:
Net investment income (loss)	0.02 (b)	(0.06)	(0.02)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.78	4.26	2.40	(2.61)	5.64
Total from investment operations	3.80	4.20	2.38	(2.66)	5.56
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)	-	-	(4.05)	(2.84)
Total dividends and distributions	(2.39)	-	-	(4.05)	(2.84)
Net asset value, end of year	$20.98	$19.57	$15.37	$12.99	$19.70
Total Return(c):	20.56%	27.33%	18.32%	(18.12)%	36.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,783	$2,429	$1,008	$876	$368
Average net assets (000)	$2,523	$1,606	$722	$664	$75
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.52%	1.00%	1.00%	0.96%	0.95%
Expenses before waivers and/or expense reimbursement	0.88%	1.35%	1.68%	1.81%	11.34%
Net investment income (loss)	0.12%	(0.33)%	(0.19)%	(0.34)%	(0.40)%
Portfolio turnover rate(e)	122%	147%	156%	148%	153%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Aerospace & Defense 4.5%
General Electric Co.(a)	8,124	$2,202,254
Northrop Grumman Corp.	1,780	1,026,366

		3,228,620

Banks 7.7%
Bank of America Corp.	17,411	823,018
Citigroup, Inc.	11,388	1,067,055
JPMorgan Chase & Co.	8,874	2,628,835
PNC Financial Services Group, Inc. (The)(a)	5,011	953,443

		5,472,351

Beverages 0.5%
Coca-Cola Co. (The)	4,837	328,384

Biotechnology 4.2%
AbbVie, Inc.	11,092	2,096,610
Amgen, Inc.(a)	3,007	887,366

		2,983,976

Building Products 2.3%
Johnson Controls International PLC	15,778	1,656,690

Capital Markets 4.3%
Goldman Sachs Group, Inc. (The)	2,426	1,755,429
Moody’s Corp.	2,576	1,328,521

		3,083,950

Chemicals 0.8%
Air Products & Chemicals, Inc.(a)	1,993	573,745

Commercial Services & Supplies 1.8%
Republic Services, Inc.	5,405	1,246,663

Communications Equipment 2.6%
Cisco Systems, Inc.	27,066	1,842,653

Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	19,841	1,944,021

Diversified Telecommunication Services 4.9%
AT&T, Inc.	81,900	2,244,879
Verizon Communications, Inc.(a)	29,261	1,251,200

		3,496,079

Electric Utilities 4.5%
Constellation Energy Corp.	2,627	913,776
Entergy Corp.	11,728	1,060,563
NextEra Energy, Inc.	17,441	1,239,357

		3,213,696

Electrical Equipment 2.2%
GE Vernova, Inc.	2,382	1,572,811

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 15

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 2.8%
Apollo Global Management, Inc.	2,309	$335,544
Mastercard, Inc. (Class A Stock)	2,910	1,648,428

		1,983,972

Food Products 0.5%
Hershey Co. (The)	2,047	381,008

Ground Transportation 0.5%
Union Pacific Corp.	1,519	337,172

Health Care Equipment & Supplies 1.0%
Abbott Laboratories(a)	5,787	730,261

Hotels, Restaurants & Leisure 2.8%
McDonald’s Corp.	2,884	865,402
Starbucks Corp.	12,685	1,130,994

		1,996,396

Independent Power & Renewable Electricity Producers 0.9%
Vistra Corp.	3,059	637,924

Industrial Conglomerates 2.7%
3M Co.	12,945	1,931,653

Insurance 2.5%
Chubb Ltd.	2,994	796,524
Marsh & McLennan Cos., Inc.	4,971	990,223

		1,786,747

Interactive Media & Services 4.2%
Alphabet, Inc. (Class A Stock)	4,238	813,272
Meta Platforms, Inc. (Class A Stock)	2,779	2,149,390

		2,962,662

IT Services 3.4%
International Business Machines Corp.	9,541	2,415,304

Leisure Products 1.8%
Hasbro, Inc.	16,950	1,273,962

Machinery 2.1%
Caterpillar, Inc.	1,707	747,700
Parker-Hannifin Corp.	1,062	777,278

		1,524,978

Multi-Utilities 4.4%
CenterPoint Energy, Inc.	26,812	1,040,842
NiSource, Inc.	38,729	1,644,046
Sempra	5,223	426,614

		3,111,502

Oil, Gas & Consumable Fuels 8.1%
Cheniere Energy, Inc.	8,729	2,058,997
EQT Corp.	23,125	1,242,969

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC, ADR	9,224	$666,065
TotalEnergies SE (France), ADR	12,593	749,913
Williams Cos., Inc. (The)	18,018	1,080,179

		5,798,123

Personal Care Products 1.2%
Unilever PLC (United Kingdom), ADR	14,904	870,841

Pharmaceuticals 4.2%
AstraZeneca PLC (United Kingdom), ADR	18,271	1,335,427
Bristol-Myers Squibb Co.(a)	24,363	1,055,162
Eli Lilly & Co.(a)	859	635,720

		3,026,309

Residential REITs 1.3%
Mid-America Apartment Communities, Inc.	6,490	924,371

Semiconductors & Semiconductor Equipment 3.6%
NVIDIA Corp.	7,141	1,270,170
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,223	1,261,981

		2,532,151

Software 3.2%
Intuit, Inc.	845	663,435
Microsoft Corp.	2,961	1,579,693

		2,243,128

Specialty Retail 2.1%
Home Depot, Inc. (The)	963	353,912
Ross Stores, Inc.	1,819	248,367
TJX Cos., Inc. (The)	7,374	918,284

		1,520,563

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	7,542	1,565,493

TOTAL LONG-TERM INVESTMENTS (cost $48,796,377)		70,198,159

SHORT-TERM INVESTMENTS 12.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	1,111,138	1,111,138
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $7,760,520; includes $7,736,942 of cash collateral for securities on loan)(b)(wb)	7,765,963	7,760,526

TOTAL SHORT-TERM INVESTMENTS (cost $8,871,658)		8,871,664

TOTAL INVESTMENTS 110.9% (cost $57,668,035)		79,069,823
Liabilities in excess of other assets (10.9)%		(7,792,270)

NET ASSETS 100.0%		$71,277,553

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund  17

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2025

See the Glossary for a list of the abbreviation(s) used in the annual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,448,614; cash collateral of $7,736,942 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,228,620	$—	$—
Banks	5,472,351	—	—
Beverages	328,384	—	—
Biotechnology	2,983,976	—	—
Building Products	1,656,690	—	—
Capital Markets	3,083,950	—	—
Chemicals	573,745	—	—
Commercial Services & Supplies	1,246,663	—	—
Communications Equipment	1,842,653	—	—
Consumer Staples Distribution & Retail	1,944,021	—	—
Diversified Telecommunication Services	3,496,079	—	—
Electric Utilities	3,213,696	—	—
Electrical Equipment	1,572,811	—	—
Financial Services	1,983,972	—	—
Food Products	381,008	—	—
Ground Transportation	337,172	—	—
Health Care Equipment & Supplies	730,261	—	—
Hotels, Restaurants & Leisure	1,996,396	—	—
Independent Power & Renewable Electricity Producers	637,924	—	—
Industrial Conglomerates	1,931,653	—	—
Insurance	1,786,747	—	—
Interactive Media & Services	2,962,662	—	—
IT Services	2,415,304	—	—
Leisure Products	1,273,962	—	—
Machinery	1,524,978	—	—
Multi-Utilities	3,111,502	—	—
Oil, Gas & Consumable Fuels	5,798,123	—	—
Personal Care Products	870,841	—	—
Pharmaceuticals	3,026,309	—	—
Residential REITs	924,371	—	—
Semiconductors & Semiconductor Equipment	2,532,151	—	—
Software	2,243,128	—	—
Specialty Retail	1,520,563	—	—
Technology Hardware, Storage & Peripherals	1,565,493	—	—
Short-Term Investments
Affiliated Mutual Funds	8,871,664	—	—

Total	$79,069,823	$—	$—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Affiliated Mutual Funds (10.9% represents investments purchased with collateral from securities on loan)	12.4%
Oil, Gas & Consumable Fuels	8.1
Banks	7.7
Diversified Telecommunication Services	4.9
Aerospace & Defense	4.5
Electric Utilities	4.5
Multi-Utilities	4.4
Capital Markets	4.3
Pharmaceuticals	4.2
Biotechnology	4.2
Interactive Media & Services	4.2
Semiconductors & Semiconductor Equipment	3.6
IT Services	3.4
Software	3.2
Hotels, Restaurants & Leisure	2.8
Financial Services	2.8
Consumer Staples Distribution & Retail	2.7
Industrial Conglomerates	2.7
Communications Equipment	2.6
Insurance	2.5

Building Products	2.3%
Electrical Equipment	2.2
Technology Hardware, Storage & Peripherals	2.2
Machinery	2.1
Specialty Retail	2.1
Leisure Products	1.8
Commercial Services & Supplies	1.8
Residential REITs	1.3
Personal Care Products	1.2
Health Care Equipment & Supplies	1.0
Independent Power & Renewable Electricity Producers	0.9
Chemicals	0.8
Food Products	0.5
Ground Transportation	0.5
Beverages	0.5

110.9
Liabilities in excess of other assets	(10.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$7,448,614	$(7,448,614)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund  19

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets

Investments at value, including securities on loan of $7,448,614:
Unaffiliated investments (cost $48,796,377)	$70,198,159
Affiliated investments (cost $8,871,658)	8,871,664
Dividends receivable	114,414
Receivable for Fund shares sold	36,572
Tax reclaim receivable	34,398
Prepaid expenses	1,509

Total Assets	79,256,716

Liabilities
Payable to broker for collateral for securities on loan	7,736,942
Payable for Fund shares purchased	88,646
Accrued expenses and other liabilities	74,314
Management fee payable	49,360
Distribution fee payable	26,407
Affiliated transfer agent fee payable	2,636
Trustees’ fees payable	858

Total Liabilities	7,979,163

Net Assets	$71,277,553

Net assets were comprised of:
Shares of beneficial interest, at par	$3,901
Paid-in capital in excess of par	46,770,786
Total distributable earnings (loss)	24,502,866

Net assets, July 31, 2025	$71,277,553

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class A

Net asset value, offering price and redemption price per share, ($43,537,932 ÷ 2,374,748 shares of beneficial interest issued and outstanding)	$18.33
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.40

Class C

Net asset value, offering price and redemption price per share, ($20,401,138 ÷ 1,126,370 shares of beneficial interest issued and outstanding)	$18.11

Class Z

Net asset value, offering price and redemption price per share, ($6,436,053 ÷ 350,797 shares of beneficial interest issued and outstanding)	$18.35

Class R6

Net asset value, offering price and redemption price per share, ($902,430 ÷ 49,211 shares of beneficial interest issued and outstanding)	$18.34

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 21

PGIM Jennison Rising Dividend Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $11,079 foreign withholding tax)	$1,323,510
Affiliated dividend income	56,544
Affiliated income from securities lending, net	2,175

Total income	1,382,229

Expenses
Management fee	520,970
Distribution fee(a)	302,656
Transfer agent’s fees and expenses (including affiliated expense of $16,685)(a)	75,171
Custodian and accounting fees	41,958
Registration fees(a)	37,190
Professional fees	37,140
Audit fee	26,650
Shareholders’ reports	16,856
Trustees’ fees	10,451
Miscellaneous	30,583

Total expenses	1,099,625
Less: Fee waiver and/or expense reimbursement(a)	(131,204)
Distribution fee waiver(a)	(19,812)

Net expenses	948,609

Net investment income (loss)	433,620

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on investment transactions (including affiliated of $(1,003))	5,755,755

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6)	2,151,615
Foreign currencies	(27)

2,151,588

Net gain (loss) on investment and foreign currency transactions	7,907,343

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,340,963

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	118,871	183,785	—	—
Transfer agent’s fees and expenses	38,087	21,072	14,470	1,542
Registration fees	13,767	9,089	8,038	6,296
Fee waiver and/or expense reimbursement	(62,647)	(35,123)	(25,218)	(8,216)
Distribution fee waiver	(19,812)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$433,620	$945,478
Net realized gain (loss) on investment transactions	5,755,755	22,290,304
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,151,588	(4,129,158)

Net increase (decrease) in net assets resulting from operations	8,340,963	19,106,624

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,779,649)	(344,583)
Class C	(2,705,475)	(37,611)
Class Z	(1,316,709)	(136,441)
Class R6	(188,588)	(619,235)

	(9,990,421)	(1,137,870)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	18,015,477	37,018,245
Net asset value of shares issued in reinvestment of dividends and distributions	9,970,486	1,135,827
Cost of shares purchased	(15,854,427)	(181,214,699)

Net increase (decrease) in net assets from Fund share transactions	12,131,536	(143,060,627)

Total increase (decrease)	10,482,078	(125,091,873)

Net Assets:
Beginning of year	60,795,475	185,887,348

End of year	$71,277,553	$60,795,475

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 23

PGIM Jennison Rising Dividend Fund

Financial Highlights

Class A Shares
	Year Ended July 31,

	2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.01	$16.04		$16.12		$18.00		$13.86
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.14		0.16		0.12		0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.09	3.02		(0.08)		(0.53	)(b)	4.72
Total from investment operations	2.24	3.16		0.08		(0.41)		4.79
Less Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.19)		(0.16)		(0.11)		(0.07)
Distributions from net realized gains	(2.78)	-		-		(1.36)		(0.58)
Total dividends and distributions	(2.92)	(0.19)		(0.16)		(1.47)		(0.65)
Net asset value, end of year	$18.33	$19.01		$16.04		$16.12		$18.00
Total Return(c):	13.45%	19.84%		0.55%		(2.69)%		35.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$43,538	$35,601		$28,354		$22,003		$13,908
Average net assets (000)	$39,624	$30,602		$25,464		$17,151		$10,058
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24%	1.28	%(e)	1.25	%(e)	1.24%		1.24%
Expenses before waivers and/or expense reimbursement	1.45%	1.54%		1.38%		1.63%		1.87%
Net investment income (loss)	0.82%	0.80%		1.01%		0.71%		0.46%
Portfolio turnover rate(f)	44%	50%		106%		99%		86%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,

	2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.83	$15.89		$15.97		$17.88		$13.81
Income (loss) from investment operations:
Net investment income (loss)	0.01	-	(b)	0.04	(c)	(0.01	)(c)	(0.04	)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07	3.01		(0.07	)(d)	(0.53	)(d)	4.69
Total from investment operations	2.08	3.01		(0.03)		(0.54)		4.65
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.07)		(0.05)		(0.01)		(-	)(b)
Distributions from net realized gains	(2.78)	-		-		(1.36)		(0.58)
Total dividends and distributions	(2.80)	(0.07)		(0.05)		(1.37)		(0.58)
Net asset value, end of year	$18.11	$18.83		$15.89		$15.97		$17.88
Total Return(e):	12.60%	18.91%		(0.14)%		(3.46)%		34.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,401	$14,311		$5,374		$4,001		$2,252
Average net assets (000)	$18,378	$8,543		$4,788		$2,803		$1,735
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.99%	2.02	%(g)	2.00	%(g)	1.99%		1.99%
Expenses before waivers and/or expense reimbursement	2.18%	2.31%		2.24%		2.66%		2.97%
Net investment income (loss)	0.07%	0.02%		0.26%		(0.05)%		(0.27)%
Portfolio turnover rate(h)	44%	50%		106%		99%		86%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 25

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,

	2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.03	$16.04		$16.13		$18.01		$13.87
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.19		0.29		0.18		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.10	3.03		(0.19)		(0.55	)(b)	4.71
Total from investment operations	2.29	3.22		0.10		(0.37)		4.83
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.23)		(0.19)		(0.15)		(0.11)
Distributions from net realized gains	(2.78)	-		-		(1.36)		(0.58)
Total dividends and distributions	(2.97)	(0.23)		(0.19)		(1.51)		(0.69)
Net asset value, end of year	$18.35	$19.03		$16.04		$16.13		$18.01
Total Return(c):	13.74%	20.18%		0.75%		(2.46)%		35.74%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,436	$9,480		$13,513		$156,090		$15,364
Average net assets (000)	$8,091	$9,853		$31,371		$44,393		$13,377
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	1.05	%(e)	1.00	%(e)	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.30%	1.34%		1.08%		1.19%		1.58%
Net investment income (loss)	1.06%	1.10%		1.84%		1.08%		0.77%
Portfolio turnover rate(f)	44%	50%		106%		99%		86%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.06% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2025	2024		2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.02	$16.04		$16.12	$18.01		$13.87
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.19		0.20	0.17		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.10	3.02		(0.07)	(0.55	)(b)	4.71
Total from investment operations	2.29	3.21		0.13	(0.38)		4.83
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.23)		(0.21)	(0.15)		(0.11)
Distributions from net realized gains	(2.78)	-		-	(1.36)		(0.58)
Total dividends and distributions	(2.97)	(0.23)		(0.21)	(1.51)		(0.69)
Net asset value, end of year	$18.34	$19.02		$16.04	$16.12		$18.01
Total Return(c):	13.75%	20.13%		0.95%	(2.49)%		35.74%

Ratios/Supplemental Data:
Net assets, end of year (000)	$902	$1,403		$138,646	$17		$17
Average net assets (000)	$1,129	$51,270		$135,960	$17		$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	1.06	%(e)	0.89%	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.72%	1.10%		0.89%	37.99%		48.96%
Net investment income (loss)	1.06%	1.15%		1.26%	0.97%		0.73%
Portfolio turnover rate(f)	44%	50%		106%	99%		86%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.07% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 27

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Diversified Growth Fund (“Jennison Diversified Growth”)	Long-term capital appreciation.
PGIM Jennison Rising Dividend Fund (“Jennison Rising Dividend”)	Capital appreciation and income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Notes to Financial Statements (continued)

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
PGIM Jennison Diversified Growth Fund
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Jennison Rising Dividend Fund
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC with respect to each Fund (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Diversified Growth*	0.44% up to $1 billion of average daily net assets;	0.48%
	0.42% from $1 billion to $3 billion of average daily net
	assets;
	0.40% from $3 billion to $5 billion of average daily net
	assets;
	0.39% from $5 billion to $10 billion of average daily net
	assets;
	and 0.38% over $10 billion of average daily net assets
Jennison Rising Dividend	0.775% of average daily net assets up to $1 billion;	0.78
	0.755% of average daily net assets from $1 billion to
	$3 billion;
	0.735% of average daily net assets from $3 billion to
	$5 billion;
	0.715% of average daily net assets from $5 billion to
	$10 billion;
	0.705% of average daily net assets over $10 billion

*

Prior to September 27, 2024 the management fee was 0.70% on first $500 million of average daily net assets, 0.65% on next $500 million of average daily net assets and 0.60% over $1 billion of average daily net assets.

The Manager has contractually agreed, through November 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Diversified Growth - Class A	—%
Jennison Diversified Growth - Class C	—
Jennison Diversified Growth - Class Z	1.00
Jennison Diversified Growth - Class R6*	0.44
Jennison Rising Dividend - Class A	1.24
Jennison Rising Dividend - Class C	1.99
Jennison Rising Dividend - Class Z	0.99
Jennison Rising Dividend - Class R6	0.99

*Prior to September 27, 2024, the expense limitation was 1.00%.

Notes to Financial Statements (continued)

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Diversified Growth - Class A	0.30%	0.25%
Jennison Diversified Growth - Class C	1.00	1.00
Jennison Diversified Growth - Class Z	N/A	N/A
Jennison Diversified Growth - Class R6	N/A	N/A
Jennison Rising Dividend - Class A	0.30	0.25
Jennison Rising Dividend - Class C	1.00	1.00
Jennison Rising Dividend - Class Z	N/A	N/A
Jennison Rising Dividend - Class R6	N/A	N/A

The RIC, on behalf of the Funds, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended July 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Rising Dividend	$913

For the year ended July 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Diversified Growth - Class A	$83,068	$1,117
Jennison Diversified Growth - Class C	—	171
Jennison Rising Dividend - Class A	163,754	1,028
Jennison Rising Dividend - Class C	—	2,338

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Diversified Growth	$432,686,971	$429,674,695

Jennison Rising Dividend	31,782,114	29,108,967

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2025, is presented as follows:

Jennison	Diversified Growth:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)
$3,101,748	$ 59,543,103	$ 61,475,059	$ —	$ —	$1,169,792	1,169,792	$144,723		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.528%)(b)(wb)
—	63,253,102	61,189,143	206	(1,671)	2,062,494	2,063,938	3,134	(1)	—
$3,101,748	$122,796,205	$122,664,202	$206	$(1,671)	$3,232,286		$147,857		$—
Jennison Rising Dividend:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)
$1,145,907	$16,393,006	$16,427,775	$ —	$ —	$1,111,138	1,111,138	$56,544		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.528%)(b)(wb)
—	82,318,663	74,557,140	6	(1,003)	7,760,526	7,765,963	2,175	(1)	—
$1,145,907	$98,711,669	$90,984,915	$ 6	$(1,003)	$8,871,664		$58,719		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Diversified Growth	$2,916,849	$37,900,827	$—	$40,817,676
Jennison Rising Dividend	399,551	9,590,870	—	9,990,421

Notes to Financial Statements (continued)

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Diversified Growth	$ —	$—	$—	$ —
Jennison Rising Dividend	1,137,870	—	—	1,137,870

For the year ended July 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Diversified Growth	$ —	$16,263,083
Jennison Rising Dividend	67,874	3,557,850

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Diversified Growth	$216,411,096	$199,400,857	$(3,838,644)	$195,562,213

Jennison Rising Dividend	58,192,083	22,239,310	(1,361,570)	20,877,740

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of each Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Diversified Growth–Class R6	1,632	1.2%
Jennison Rising Dividend–Class R6	1,268	2.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Diversified Growth	—	—%
Jennison Rising Dividend	—	—
Unaffiliated:
Jennison Diversified Growth	4	35.3
Jennison Rising Dividend	4	83.5

Transactions in shares of beneficial interest were as follows:

Jennison Diversified Growth:

Share Class	Shares	Amount

Class A
Year ended July 31, 2025:
Shares sold	610,261	$11,847,585
Shares issued in reinvestment of dividends and distributions	2,002,097	37,839,629
Shares purchased	(1,982,127)	(38,202,455)
Net increase (decrease) in shares outstanding before conversion	630,231	11,484,759
Shares issued upon conversion from other share class(es)	32,645	635,802
Shares purchased upon conversion into other share class(es)	(128,675)	(2,427,188)
Net increase (decrease) in shares outstanding	534,201	$9,693,373

Year ended July 31, 2024:
Shares sold	492,622	$8,294,558
Shares purchased	(1,641,683)	(27,690,603)
Net increase (decrease) in shares outstanding before conversion	(1,149,061)	(19,396,045)
Shares issued upon conversion from other share class(es)	27,852	472,561
Shares purchased upon conversion into other share class(es)	(145,534)	(2,621,861)
Net increase (decrease) in shares outstanding	(1,266,743)	$(21,545,345)

Class C
Year ended July 31, 2025:
Shares sold	61,883	$754,398
Shares issued in reinvestment of dividends and distributions	86,598	1,021,851
Shares purchased	(135,309)	(1,660,027)
Net increase (decrease) in shares outstanding before conversion	13,172	116,222
Shares purchased upon conversion into other share class(es)	(52,740)	(659,614)
Net increase (decrease) in shares outstanding	(39,568)	$(543,392)

Year ended July 31, 2024:
Shares sold	107,125	$1,229,703
Shares purchased	(68,219)	(776,072)
Net increase (decrease) in shares outstanding before conversion	38,906	453,631
Shares purchased upon conversion into other share class(es)	(42,862)	(489,229)
Net increase (decrease) in shares outstanding	(3,956)	$(35,598)

Class Z
Year ended July 31, 2025:
Shares sold	2,066,942	$38,496,920
Shares issued in reinvestment of dividends and distributions	62,949	1,208,628
Shares purchased	(276,478)	(5,394,720)
Net increase (decrease) in shares outstanding before conversion	1,853,413	34,310,828
Shares issued upon conversion from other share class(es)	122,637	2,351,338
Net increase (decrease) in shares outstanding	1,976,050	$36,662,166

Notes to Financial Statements (continued)

Jennison Diversified Growth (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	212,997	$3,495,167
Shares purchased	(205,416)	(3,809,225)
Net increase (decrease) in shares outstanding before conversion	7,581	(314,058)
Shares issued upon conversion from other share class(es)	134,250	2,459,739
Shares purchased upon conversion into other share class(es)	(2,491)	(37,060)
Net increase (decrease) in shares outstanding	139,340	$2,108,621

Class R6
Year ended July 31, 2025:
Shares sold	30,072	$601,097
Shares issued in reinvestment of dividends and distributions	15,319	294,436
Shares purchased	(42,014)	(799,647)
Net increase (decrease) in shares outstanding before conversion	3,377	95,886
Shares issued upon conversion from other share class(es)	5,212	99,662
Net increase (decrease) in shares outstanding	8,589	$195,548

Year ended July 31, 2024:
Shares sold	79,555	$1,376,724
Shares purchased	(33,929)	(569,130)
Net increase (decrease) in shares outstanding before conversion	45,626	807,594
Shares issued upon conversion from other share class(es)	12,852	215,850
Net increase (decrease) in shares outstanding	58,478	$1,023,444

Jennison Rising Dividend:

Share Class	Shares	Amount

Class A
Year ended July 31, 2025:
Shares sold	556,467	$10,129,150
Shares issued in reinvestment of dividends and distributions	346,333	5,761,887
Shares purchased	(400,305)	(7,233,361)
Net increase (decrease) in shares outstanding before conversion	502,495	8,657,676
Shares issued upon conversion from other share class(es)	9,567	169,714
Shares purchased upon conversion into other share class(es)	(9,880)	(174,949)
Net increase (decrease) in shares outstanding	502,182	$8,652,441

Year ended July 31, 2024:
Shares sold	431,543	$7,614,593
Shares issued in reinvestment of dividends and distributions	19,874	342,652
Shares purchased	(352,460)	(6,016,190)
Net increase (decrease) in shares outstanding before conversion	98,957	1,941,055
Shares issued upon conversion from other share class(es)	12,566	221,052
Shares purchased upon conversion into other share class(es)	(7,106)	(123,861)
Net increase (decrease) in shares outstanding	104,417	$2,038,246

Jennison Rising Dividend (cont’d.):

Share Class	Shares	Amount

Class C
Year ended July 31, 2025:
Shares sold	371,639	$6,899,317
Shares issued in reinvestment of dividends and distributions	164,848	2,705,475
Shares purchased	(156,484)	(2,734,096)
Net increase (decrease) in shares outstanding before conversion	380,003	6,870,696
Shares purchased upon conversion into other share class(es)	(13,645)	(241,383)
Net increase (decrease) in shares outstanding	366,358	$6,629,313

Year ended July 31, 2024:
Shares sold	513,781	$9,018,786
Shares issued in reinvestment of dividends and distributions	2,142	37,611
Shares purchased	(79,165)	(1,343,233)
Net increase (decrease) in shares outstanding before conversion	436,758	7,713,164
Shares purchased upon conversion into other share class(es)	(14,989)	(256,627)
Net increase (decrease) in shares outstanding	421,769	$7,456,537

Class Z
Year ended July 31, 2025:
Shares sold	53,268	$968,226
Shares issued in reinvestment of dividends and distributions	79,023	1,315,844
Shares purchased	(293,575)	(5,224,490)
Net increase (decrease) in shares outstanding before conversion	(161,284)	(2,940,420)
Shares issued upon conversion from other share class(es)	13,800	246,618
Net increase (decrease) in shares outstanding	(147,484)	$(2,693,802)

Year ended July 31, 2024:
Shares sold	95,481	$1,623,863
Shares issued in reinvestment of dividends and distributions	8,020	136,381
Shares purchased	(455,694)	(7,383,334)
Net increase (decrease) in shares outstanding before conversion	(352,193)	(5,623,090)
Shares issued upon conversion from other share class(es)	9,387	159,436
Shares purchased upon conversion into other share class(es)	(1,129)	(17,845)
Net increase (decrease) in shares outstanding	(343,935)	$(5,481,499)

Class R6
Year ended July 31, 2025:
Shares sold	995	$18,784
Shares issued in reinvestment of dividends and distributions	11,254	187,280
Shares purchased	(36,823)	(662,480)
Net increase (decrease) in shares outstanding	(24,574)	$(456,416)

Year ended July 31, 2024:
Shares sold	1,140,651	$18,761,003
Shares issued in reinvestment of dividends and distributions	37,647	619,183
Shares purchased	(9,749,104)	(166,471,942)
Net increase (decrease) in shares outstanding before conversion	(8,570,806)	(147,091,756)
Shares issued upon conversion from other share class(es)	1,129	17,845
Net increase (decrease) in shares outstanding	(8,569,677)	$(147,073,911)

8. Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Notes to Financial Statements (continued)

	Current SCA	Prior SCA
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended July 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2025
Jennison Diversified Growth	$860,000	5.40%	3	$860,000	$—
Jennison Rising Dividend	297,000	5.41	6	477,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Diversified Growth	Jennison Rising Dividend
Dividend	–	X
Economic and Market Events	X	X
Emerging Markets	–	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	X	–
Increase in Expenses	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Capitalization	—	X
Market Disruption and Geopolitical	X	X
Market	X	X
Portfolio Turnover	X	X
Sector Exposure	X	X

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Notes to Financial Statements (continued)

Market Capitalization: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 5 and Shareholders of PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund (two of the funds constituting Prudential Investment Portfolios 5, referred to hereafter as the “Funds”) as of July 31, 2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Diversified Growth Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Diversified Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

1	PGIM Jennison Diversified Growth Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources

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and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.
•	The Board noted that the Fund outperformed its peer universe median, with second quartile performance, over the one-year period.
•	The Board considered that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its three- and five-year performance versus its peers.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.00% for Class Z shares and 0.44% for Class R6 shares through November 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements

PGIM Jennison Rising Dividend Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Rising Dividend Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2, and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

1	PGIM Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.

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subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.
•	The Board noted that the Fund outperformed its peer universe median, with first quartile performance, over the one-year period.
•	The Board noted that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and ten-year performance versus peers.
•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class R6 shares, and 0.99% for Class Z shares through November 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Target Date Income Fund

PGIM Target Date 2020 Fund

PGIM Target Date 2025 Fund

PGIM Target Date 2030 Fund

PGIM Target Date 2035 Fund

PGIM Target Date 2040 Fund

PGIM Target Date 2045 Fund

PGIM Target Date 2050 Fund

PGIM Target Date 2055 Fund

PGIM Target Date 2060 Fund

PGIM Target Date 2065 Fund

PGIM Target Date 2070 Fund

PGIM 60/40 Allocation Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

PGIM Target Date Income Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 92.4%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 17.4%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	84,001	$4,013,583
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	36,105	348,410

		4,361,993

Fixed Income — 63.5%
PGIM Core Conservative Bond Fund (Class R6)	506,219	4,348,422
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	216,097	1,484,587
PGIM TIPS Fund (Class R6)	689,441	5,777,517
PGIM Total Return Bond Fund (Class R6)	362,874	4,347,225

		15,957,751

International Equity — 11.5%
PGIM Global Real Estate Fund (Class R6)	87,471	1,740,670
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	73,827	1,145,797

		2,886,467

TOTAL LONG-TERM INVESTMENTS (cost $22,054,134)		23,206,211

SHORT-TERM INVESTMENT 7.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,953,435)	1,953,435	1,953,435

TOTAL INVESTMENTS 100.2% (cost $24,007,569)(wa)		25,159,646
Liabilities in excess of other assets (0.2)%		(44,786)

NET ASSETS 100.0%		$25,114,860

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date Income Fund 1

PGIM Target Date Income Fund

Schedule of Investments (continued)

as of July 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$4,361,993	$—	$—
Fixed Income	15,957,751	—	—
International Equity	2,886,467	—	—
Short-Term Investment
Affiliated Mutual Fund	1,953,435	—	—

Total	$25,159,646	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Fixed Income	63.5%
Domestic Equity	17.4

International Equity	11.5%
Short-Term	7.8

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

2

PGIM Target Date Income Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets

Investments at value:
Affiliated investments (cost $24,007,569)	$25,159,646
Receivable for investments sold	114,189
Receivable for Fund shares sold	398
Prepaid expenses	73

Total Assets	25,274,306

Liabilities

Payable for investments purchased	104,871
Custodian and accounting fees payable	23,131
Professional fees payable	13,726
Accrued expenses and other liabilities	7,083
Payable for Fund shares purchased	5,329
Fund data services payable	3,567
Trustees’ fees payable	826
Management fee payable	474
Affiliated transfer agent fee payable	306
Distribution fee payable	133

Total Liabilities	159,446

Net Assets	$25,114,860

Net assets were comprised of:
Shares of beneficial interest, at par	$2,407
Paid-in capital in excess of par	26,189,715
Total distributable earnings (loss)	(1,077,262)

Net assets, July 31, 2025	$25,114,860

See Notes to Financial Statements.

PGIM Target Date Income Fund 3

PGIM Target Date Income Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($163,585 ÷ 15,712 shares of beneficial interest issued and outstanding)	$10.41

Class R2

Net asset value, offering price and redemption price per share, ($83,646 ÷ 8,032 shares of beneficial interest issued and outstanding)	$10.41

Class R3

Net asset value, offering price and redemption price per share, ($573,034 ÷ 54,994 shares of beneficial interest issued and outstanding)	$10.42

Class R4

Net asset value, offering price and redemption price per share, ($45,697 ÷ 4,385 shares of beneficial interest issued and outstanding)	$10.42

Class R5

Net asset value, offering price and redemption price per share, ($1,384,057 ÷ 132,843 shares of beneficial interest issued and outstanding)	$10.42

Class R6

Net asset value, offering price and redemption price per share, ($22,864,841 ÷ 2,191,164 shares of beneficial interest issued and outstanding)	$10.44

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

4

PGIM Target Date Income Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$ 775,492

Expenses
Distribution fee(a)	705
Shareholder servicing fees(a)	280
Custodian and accounting fees	58,161
Professional fees	29,129
Audit fee	20,228
Shareholders’ reports	14,221
Fund data services	11,727
Trustees’ fees	9,085
Registration fees(a)	7,471
Transfer agent’s fees and expenses (including affiliated expense of $ 1,614)(a)	4,105
Miscellaneous	7,332

Total expenses	162,444
Less: Fee waiver and/or expense reimbursement(a)	(160,453)

Net expenses	1,991

Net investment income (loss)	773,501

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(265,137)
Net capital gain distributions received	127,478
Payment from Manager	19,803

(117,856)

Net change in unrealized appreciation (depreciation) on investments	962,061

Net gain (loss) on investment transactions	844,205

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,617,706

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	267	150	288	—	—	—
Shareholder servicing fees	10	—	270	—	—	—
Registration fees	1,212	1,212	1,212	1,212	1,212	1,411
Transfer agent’s fees and expenses	130	309	518	68	1,314	1,766
Fee waiver and/or expense reimbursement	(1,594)	(1,823)	(3,439)	(1,482)	(9,879)	(142,236)

See Notes to Financial Statements.

PGIM Target Date Income Fund 5

PGIM Target Date Income Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$773,501	$734,929
Net realized gain (loss) on investment transactions	(245,334)	274,750
Net capital gain distributions received	127,478	117,010
Net change in unrealized appreciation (depreciation) on investments	962,061	388,231

Net increase (decrease) in net assets resulting from operations	1,617,706	1,514,920

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,299)	(889)
Class R2	(2,263)	(1,082)
Class R3	(13,752)	(6,586)
Class R4	(1,792)	(1,021)
Class R5	(57,253)	(36,426)
Class R6	(976,298)	(780,728)

	(1,053,657)	(826,732)

Fund share transactions
Net proceeds from shares sold	1,628,917	1,027,077
Net asset value of shares issued in reinvestment of dividends and distributions	1,053,657	826,732
Net asset value of shares issued in merger	9,918,105	—
Cost of shares purchased	(5,604,374)	(7,480,462)

Net increase (decrease) in net assets from Fund share transactions	6,996,305	(5,626,653)

Total increase (decrease)	7,560,354	(4,938,465)

Net Assets:

Beginning of year	17,554,506	22,492,971

End of year	$25,114,860	$17,554,506

See Notes to Financial Statements.

6

PGIM Target Date Income Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.31	$9.92		$10.64	$12.13	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.30		0.38	0.47	0.15
Net realized and unrealized gain (loss) on investment transactions	0.32	0.42		(0.45)	(1.08)	1.23
Total from investment operations	0.62	0.72		(0.07)	(0.61)	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.30)		(0.40)	(0.68)	(0.13)
Distributions from net realized gains	(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.52)	(0.33)		(0.65)	(0.88)	(0.19)
Net asset value, end of year	$10.41	$10.31		$9.92	$10.64	$12.13
Total Return(b):	6.17%	7.45%		(0.34)%	(5.43)%	12.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$164	$28		$26	$26	$27
Average net assets (000)	$53	$26		$25	$27	$25
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.66%	0.69	%(d)	0.76%	0.76%	0.75%
Expenses before waivers and/or expense reimbursement	3.64%	12.81%		12.92%	15.10%	28.84%
Net investment income (loss)	2.86%	3.01%		3.88%	4.09%	1.33%
Portfolio turnover rate(e)	30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 7

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.31	$9.92		$10.64	$12.13	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.32		0.40	0.58	0.18
Net realized and unrealized gain (loss) on investment transactions	0.33	0.43		(0.44)	(1.16)	1.23
Total from investment operations	0.64	0.75		(0.04)	(0.58)	1.41
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.33)		(0.43)	(0.71)	(0.16)
Distributions from net realized gains	(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.54)	(0.36)		(0.68)	(0.91)	(0.22)
Net asset value, end of year	$10.41	$10.31		$9.92	$10.64	$12.13
Total Return(b):	6.44%	7.71%		(0.08)%	(5.20)%	12.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$84	$31		$33	$48	$2,123
Average net assets (000)	$60	$31		$37	$1,373	$2,453
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	0.44	%(d)	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	3.45%	11.50%		10.74%	1.28%	1.37%
Net investment income (loss)	3.07%	3.29%		4.07%	4.96%	1.58%
Portfolio turnover rate(e)	30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.31	$9.92		$10.65	$12.14	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.34 (b)	0.34		0.42	0.47	0.19
Net realized and unrealized gain (loss) on investment transactions	0.33 (c)	0.42		(0.46)	(1.03)	1.24
Total from investment operations	0.67	0.76		(0.04)	(0.56)	1.43
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.34)		(0.44)	(0.73)	(0.17)
Distributions from net realized gains	(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.56)	(0.37)		(0.69)	(0.93)	(0.23)
Net asset value, end of year	$10.42	$10.31		$9.92	$10.65	$12.14
Total Return(d):	6.69%	7.87%		(0.03)%	(5.03)%	13.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$573	$189		$169	$160	$1,623
Average net assets (000)	$288	$176		$157	$196	$1,634
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.26%	0.29	%(f)	0.36%	0.36%	0.35%
Expenses before waivers and/or expense reimbursement	1.45%	2.91%		2.62%	2.49%	1.36%
Net investment income (loss)	3.29%	3.41%		4.26%	4.19%	1.70%
Portfolio turnover rate(g)	30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 9

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.31	$9.92		$10.65	$12.14	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.35 (b)	0.35		0.43	0.52	0.21
Net realized and unrealized gain (loss) on investment transactions	0.33 (c)	0.42		(0.46)	(1.07)	1.23
Total from investment operations	0.68	0.77		(0.03)	(0.55)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.35)		(0.45)	(0.74)	(0.18)
Distributions from net realized gains	(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.57)	(0.38)		(0.70)	(0.94)	(0.24)
Net asset value, end of year	$10.42	$10.31		$9.92	$10.65	$12.14
Total Return(d):	6.80%	7.97%		0.07%	(4.94)%	13.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$46	$28		$26	$26	$28
Average net assets (000)	$38	$27		$25	$27	$26
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.15%	0.19	%(f)	0.26%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	4.08%	12.00%		12.18%	14.28%	26.37%
Net investment income (loss)	3.44%	3.51%		4.38%	4.59%	1.83%
Portfolio turnover rate(g)	30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.31	$9.92		$10.64	$12.14	$10.94
Income (loss) from investment operations:
Net investment income (loss)	0.37 (b)	0.36		0.44	0.53	0.22
Net realized and unrealized gain (loss) on investment transactions	0.32 (c)	0.42		(0.45)	(1.08)	1.24
Total from investment operations	0.69	0.78		(0.01)	(0.55)	1.46
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.36)		(0.46)	(0.75)	(0.20)
Distributions from net realized gains	(0.20)	(0.03)		(0.25)	(0.20)	(0.06)
Total dividends and distributions	(0.58)	(0.39)		(0.71)	(0.95)	(0.26)
Net asset value, end of year	$10.42	$10.31		$9.92	$10.64	$12.14
Total Return(d):	6.92%	8.08%		0.27%	(4.93)%	13.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,384	$972		$933	$931	$965
Average net assets (000)	$1,134	$930		$899	$944	$909
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.05%	0.09	%(f)	0.16%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	0.92%	1.37%		1.18%	1.05%	1.47%
Net investment income (loss)	3.56%	3.61%		4.48%	4.67%	1.94%
Portfolio turnover rate(g)	30%	38%		25%	62%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 11

PGIM Target Date Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.33		$9.94		$10.66		$12.16		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.37	(b)	0.37		0.46	(b)	0.55		0.24
Net realized and unrealized gain (loss) on investment transactions	0.33	(c)	0.43		(0.45	)(c)	(1.08)		1.23
Total from investment operations	0.70		0.80		0.01		(0.53)		1.47
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.38)		(0.48)		(0.77)		(0.21)
Distributions from net realized gains	(0.20)		(0.03)		(0.25)		(0.20)		(0.06)
Total dividends and distributions	(0.59)		(0.41)		(0.73)		(0.97)		(0.27)
Net asset value, end of year	$10.44		$10.33		$9.94		$10.66		$12.16
Total Return(d):	6.96%		8.22%		0.43%		(4.78)%		13.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22,865		$16,306		$21,305		$23,236		$24,185
Average net assets (000)	$20,087		$18,746		$21,430		$25,990		$22,559
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00%		0.02	%(f)	0.01	%(g)	0.00	%(g)	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(h)	0.02	%(f)(h)	0.01%		0.01%		(0.00	)%(i)
Expenses before waivers and/or expense reimbursement	0.71%		0.85%		0.71%		0.52%		0.61%
Net investment income (loss)	3.58%		3.69%		4.65%		4.82%		2.10%
Portfolio turnover rate(j)	30%		38%		25%		62%		45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)	Amount rounds to zero.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Target Date 2020 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 21.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,689	$468,297
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	134,185	6,411,372
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	48,568	468,684

		7,348,353

Fixed Income — 58.0%
PGIM Core Conservative Bond Fund (Class R6)	552,663	4,747,376
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	290,697	1,997,087
PGIM TIPS Fund (Class R6)	846,784	7,096,051
PGIM Total Return Bond Fund (Class R6)	481,059	5,763,085

		19,603,599

International Equity — 13.1%
PGIM Global Real Estate Fund (Class R6)	117,666	2,341,554
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	133,855	2,077,432

		4,418,986

TOTAL LONG-TERM INVESTMENTS (cost $28,969,596)		31,370,938

SHORT-TERM INVESTMENT 7.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,410,349)	2,410,349	2,410,349

TOTAL INVESTMENTS 100.0% (cost $31,379,945)(wa)		33,781,287
Liabilities in excess of other assets (0.0)%		(12,215)

NET ASSETS 100.0%		$33,769,072

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 13

PGIM Target Date 2020 Fund

Schedule of Investments (continued)

as of July 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$7,348,353	$—	$—
Fixed Income	19,603,599	—	—
International Equity	4,418,986	—	—
Short-Term Investment
Affiliated Mutual Fund	2,410,349	—	—

Total	$33,781,287	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Fixed Income	58.0%
Domestic Equity	21.8

International Equity	13.1%
Short-Term	7.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

14

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $31,379,945)	$33,781,287
Receivable for investments sold	164,516
Due from Manager	19,225
Receivable for Fund shares sold	601
Prepaid expenses	70

Total Assets	33,965,699

Liabilities

Payable for investments purchased	157,067
Custodian and accounting fees payable	23,024
Accrued expenses and other liabilities	8,051
Professional fees payable	7,321
Trustees’ fees payable	826
Affiliated transfer agent fee payable	223
Distribution fee payable	89
Payable for Fund shares purchased	26

Total Liabilities	196,627

Net Assets	$33,769,072

Net assets were comprised of:
Shares of beneficial interest, at par	$3,260
Paid-in capital in excess of par	34,535,642
Total distributable earnings (loss)	(769,830)

Net assets, July 31, 2025	$33,769,072

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 15

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($15,509 ÷ 1,500 shares of beneficial interest issued and outstanding)	$10.34

Class R2

Net asset value, offering price and redemption price per share, ($92,253 ÷ 8,907 shares of beneficial interest issued and outstanding)	$10.36

Class R3

Net asset value, offering price and redemption price per share, ($745,526 ÷ 71,811 shares of beneficial interest issued and outstanding)	$10.38

Class R4

Net asset value, offering price and redemption price per share, ($42,369 ÷ 4,077 shares of beneficial interest issued and outstanding)	$10.39

Class R5

Net asset value, offering price and redemption price per share, ($2,748,866 ÷ 264,411 shares of beneficial interest issued and outstanding)	$10.40

Class R6

Net asset value, offering price and redemption price per share, ($30,124,549 ÷ 2,909,778 shares of beneficial interest issued and outstanding)	$10.35

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

16

PGIM Target Date 2020 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,216,611

Expenses
Distribution fee(a)	1,047
Shareholder servicing fees(a)	749
Custodian and accounting fees	57,249
Professional fees	35,304
Audit fee	20,228
Registration fees(a)	19,710
Shareholders’ reports	13,769
Fund data services	11,727
Trustees’ fees	10,008
Transfer agent’s fees and expenses (including affiliated expense of $ 1,193)(a)	7,049
Miscellaneous	8,154

Total expenses	184,994
Less: Fee waiver and/or expense reimbursement(a)	(181,306)

Net expenses	3,688

Net investment income (loss)	1,212,923

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(391,395)
Net capital gain distributions received	329,709
Payment from Manager	30,463

(31,223)

Net change in unrealized appreciation (depreciation) on investments	1,241,754

Net gain (loss) on investment transactions	1,210,531

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,423,454

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	75	206	766	—	—	—
Shareholder servicing fees	—	—	728	21	—	—
Registration fees	3,202	3,501	3,202	3,202	3,202	3,401
Transfer agent’s fees and expenses	47	136	1,148	141	4,290	1,287
Fee waiver and/or expense reimbursement	(3,293)	(3,893)	(7,440)	(3,474)	(17,895)	(145,311)

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 17

PGIM Target Date 2020 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,212,923	$1,298,477
Net realized gain (loss) on investment transactions	(360,932)	2,194,855
Net capital gain distributions received	329,709	260,466
Net change in unrealized appreciation (depreciation) on investments	1,241,754	(578,447)

Net increase (decrease) in net assets resulting from operations	2,423,454	3,175,351

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,557)	(430)
Class R2	(8,819)	(2,324)
Class R3	(89,524)	(35,797)
Class R4	(3,538)	(510)
Class R5	(280,411)	(104,387)
Class R6	(3,473,443)	(1,427,182)

	(3,857,292)	(1,570,630)

Fund share transactions
Net proceeds from shares sold	3,408,724	1,324,267
Net asset value of shares issued in reinvestment of dividends and distributions	3,857,292	1,570,630
Cost of shares purchased	(7,548,523)	(10,335,663)

Net increase (decrease) in net assets from Fund share transactions	(282,507)	(7,440,766)

Total increase (decrease)	(1,716,345)	(5,836,045)

Net Assets:

Beginning of year	35,485,417	41,321,462

End of year	$33,769,072	$35,485,417

See Notes to Financial Statements.

18

PGIM Target Date 2020 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.83	$10.33		$11.12	$12.82	$11.27
Income (loss) from investment operations:
Net investment income (loss)	0.30 (b)	0.29		0.37	0.47	0.15
Net realized and unrealized gain (loss) on investment transactions	0.37 (c)	0.54		(0.35)	(1.08)	1.63
Total from investment operations	0.67	0.83		0.02	(0.61)	1.78
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.29)		(0.41)	(0.72)	(0.12)
Distributions from net realized gains	(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(1.16)	(0.33)		(0.81)	(1.09)	(0.23)
Net asset value, end of year	$10.34	$10.83		$10.33	$11.12	$12.82
Total Return(d):	6.71%	8.22%		0.72%	(5.37)%	15.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$16	$15		$13	$13	$14
Average net assets (000)	$15	$14		$13	$14	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65%	0.69	%(f)	0.76%	0.76%	0.75%
Expenses before waivers and/or expense reimbursement	22.66%	23.34%		23.81%	27.64%	51.00%
Net investment income (loss)	2.91%	2.80%		3.64%	3.94%	1.23%
Portfolio turnover rate(g)	35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 19

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R2 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.85	$10.35		$11.14	$12.83	$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.33 (b)	0.32		0.42	0.57	0.18
Net realized and unrealized gain (loss) on investment transactions	0.37 (c)	0.54		(0.37)	(1.14)	1.62
Total from investment operations	0.70	0.86		0.05	(0.57)	1.80
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.32)		(0.44)	(0.75)	(0.14)
Distributions from net realized gains	(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(1.19)	(0.36)		(0.84)	(1.12)	(0.25)
Net asset value, end of year	$10.36	$10.85		$10.35	$11.14	$12.83
Total Return(d):	7.00%	8.47%		0.94%	(5.05)%	16.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$92	$75		$58	$55	$5,742
Average net assets (000)	$83	$68		$70	$3,140	$4,596
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.40%	0.43	%(f)	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	5.12%	5.85%		6.89%	0.83%	0.88%
Net investment income (loss)	3.16%	3.05%		4.07%	4.69%	1.49%
Portfolio turnover rate(g)	35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R3 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.87	$10.37		$11.17	$12.86	$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.35 (b)	0.33		0.43	0.52	0.20
Net realized and unrealized gain (loss) on investment transactions	0.37 (c)	0.54		(0.37)	(1.07)	1.63
Total from investment operations	0.72	0.87		0.06	(0.55)	1.83
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.33)		(0.46)	(0.77)	(0.16)
Distributions from net realized gains	(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(1.21)	(0.37)		(0.86)	(1.14)	(0.27)
Net asset value, end of year	$10.38	$10.87		$10.37	$11.17	$12.86
Total Return(d):	7.14%	8.61%		1.07%	(4.89)%	16.41%

Ratios/Supplemental Data:
Net assets, end of year (000)	$746	$808		$999	$1,099	$1,844
Average net assets (000)	$766	$891		$1,002	$1,228	$1,655
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.25%	0.29	%(f)	0.36%	0.36%	0.35%
Expenses before waivers and/or expense reimbursement	1.22%	1.17%		0.75%	0.65%	0.97%
Net investment income (loss)	3.37%	3.22%		4.15%	4.37%	1.63%
Portfolio turnover rate(g)	35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 21

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.89	$10.38		$11.18	$12.87	$11.31
Income (loss) from investment operations:
Net investment income (loss)	0.35 (b)	0.34		0.42	0.53	0.21
Net realized and unrealized gain (loss) on investment transactions	0.37 (c)	0.55		(0.35)	(1.06)	1.63
Total from investment operations	0.72	0.89		0.07	(0.53)	1.84
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.34)		(0.47)	(0.79)	(0.17)
Distributions from net realized gains	(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(1.22)	(0.38)		(0.87)	(1.16)	(0.28)
Net asset value, end of year	$10.39	$10.89		$10.38	$11.18	$12.87
Total Return(d):	7.15%	8.80%		1.17%	(4.79)%	16.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42	$29		$14	$14	$14
Average net assets (000)	$35	$18		$13	$14	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.15%	0.17	%(f)	0.26%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	9.96%	17.47%		22.64%	26.44%	49.43%
Net investment income (loss)	3.39%	3.30%		4.13%	4.44%	1.73%
Portfolio turnover rate(g)	35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.89	$10.38		$11.18	$12.88	$11.32
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.35		0.44	0.55	0.22
Net realized and unrealized gain (loss) on investment transactions	0.37	0.55		(0.36)	(1.08)	1.63
Total from investment operations	0.74	0.90		0.08	(0.53)	1.85
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.35)		(0.48)	(0.80)	(0.18)
Distributions from net realized gains	(0.78)	(0.04)		(0.40)	(0.37)	(0.11)
Total dividends and distributions	(1.23)	(0.39)		(0.88)	(1.17)	(0.29)
Net asset value, end of year	$10.40	$10.89		$10.38	$11.18	$12.88
Total Return(b):	7.36%	8.91%		1.28%	(4.77)%	16.60%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,749	$2,933		$2,923	$2,967	$3,585
Average net assets (000)	$2,552	$2,866		$2,874	$3,448	$3,427
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05%	0.09	%(d)	0.16%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	0.75%	0.69%		0.62%	0.50%	0.58%
Net investment income (loss)	3.49%	3.42%		4.24%	4.58%	1.81%
Portfolio turnover rate(e)	35%	43%		24%	45%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 23

PGIM Target Date 2020 Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended July 31,

	2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.85		$10.35		$11.15		$12.84		$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.36		0.45		0.56		0.24
Net realized and unrealized gain (loss) on investment transactions	0.37		0.55		(0.35)		(1.06)		1.63
Total from investment operations	0.74		0.91		0.10		(0.50)		1.87
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.37)		(0.50)		(0.82)		(0.20)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)		(0.37)		(0.11)
Total dividends and distributions	(1.24)		(0.41)		(0.90)		(1.19)		(0.31)
Net asset value, end of year	$10.35		$10.85		$10.35		$11.15		$12.84
Total Return(b):	7.45%		8.99%		1.46%		(4.56)%		16.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,125		$31,627		$37,314		$46,728		$58,602
Average net assets (000)	$30,592		$33,316		$40,751		$54,565		$59,237
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.01	%(d)	0.01	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.01	%(d)(f)	0.01%		0.01%		(0.00	)%(g)
Expenses before waivers and/or expense reimbursement	0.48%		0.46%		0.37%		0.25%		0.25%
Net investment income (loss)	3.58%		3.51%		4.43%		4.71%		1.98%
Portfolio turnover rate(h)	35%		43%		24%		45%		49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Target Date 2025 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 93.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 26.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	63,435	$856,373
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	226,010	10,798,747
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	93,750	904,692

		12,559,812

Fixed Income — 53.8%
PGIM Core Conservative Bond Fund (Class R6)	701,835	6,028,761
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	413,463	2,840,488
PGIM TIPS Fund (Class R6)	1,089,684	9,131,554
PGIM Total Return Bond Fund (Class R6)	656,039	7,859,343

		25,860,146

International Equity — 13.9%
PGIM Global Real Estate Fund (Class R6)	143,450	2,854,659
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	245,658	3,812,613

		6,667,272

TOTAL LONG-TERM INVESTMENTS (cost $40,517,601)		45,087,230

SHORT-TERM INVESTMENT 6.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,942,116)	2,942,116	2,942,116

TOTAL INVESTMENTS 100.0% (cost $43,459,717)(wa)		48,029,346
Liabilities in excess of other assets (0.0)%		(12,977)

NET ASSETS 100.0%		$48,016,369

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 25

PGIM Target Date 2025 Fund

Schedule of Investments (continued)

as of July 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$12,559,812	$—	$—
Fixed Income	25,860,146	—	—
International Equity	6,667,272	—	—
Short-Term Investment
Affiliated Mutual Fund	2,942,116	—	—

Total	$48,029,346	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Fixed Income	53.8%
Domestic Equity	26.2

International Equity	13.9%
Short-Term	6.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

26

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets

Investments at value:
Affiliated investments (cost $43,459,717)	$48,029,346
Receivable for investments sold	279,301
Due from Manager	17,904
Receivable for Fund shares sold	5,700
Prepaid expenses	73

Total Assets	48,332,324

Liabilities

Payable for investments purchased	258,237
Custodian and accounting fees payable	23,025
Payable for Fund shares purchased	15,949
Accrued expenses and other liabilities	13,917
Fund data services payable	3,567
Trustees’ fees payable	839
Affiliated transfer agent fee payable	283
Distribution fee payable	138

Total Liabilities	315,955

Net Assets	$48,016,369

Net assets were comprised of:
Shares of beneficial interest, at par	$4,424
Paid-in capital in excess of par	48,225,464
Total distributable earnings (loss)	(213,519)

Net assets, July 31, 2025	$48,016,369

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 27

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($85,643 ÷ 7,953 shares of beneficial interest issued and outstanding)	$10.77

Class R2

Net asset value, offering price and redemption price per share, ($268,983 ÷ 24,924 shares of beneficial interest issued and outstanding)	$10.79

Class R3

Net asset value, offering price and redemption price per share, ($547,791 ÷ 50,672 shares of beneficial interest issued and outstanding)	$10.81

Class R4

Net asset value, offering price and redemption price per share, ($16,930 ÷ 1,566 shares of beneficial interest issued and outstanding)	$10.81

Class R5

Net asset value, offering price and redemption price per share, ($964,263 ÷ 89,070 shares of beneficial interest issued and outstanding)	$10.83

Class R6

Net asset value, offering price and redemption price per share, ($46,132,759 ÷ 4,250,166 shares of beneficial interest issued and outstanding)	$10.85

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

28

PGIM Target Date 2025 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,695,369

Expenses
Distribution fee(a)	1,516
Shareholder servicing fees(a)	793
Custodian and accounting fees	57,253
Professional fees	35,413
Audit fee	20,228
Registration fees(a)	19,472
Shareholders’ reports	15,689
Fund data services	11,727
Trustees’ fees	10,229
Transfer agent’s fees and expenses (including affiliated expense of $ 1,694)(a)	5,107
Miscellaneous	8,307

Total expenses	185,734
Less: Fee waiver and/or expense reimbursement(a)	(182,183)

Net expenses	3,551

Net investment income (loss)	1,691,818

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(609,862)
Net capital gain distributions received	552,271
Payment from Manager	43,104

(14,487)

Net change in unrealized appreciation (depreciation) on investments	1,984,174

Net gain (loss) on investment transactions	1,969,687

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,661,505

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	144	841	531	—	—	—
Shareholder servicing fees	10	218	534	31	—	—
Registration fees	3,202	3,202	3,201	3,201	3,264	3,402
Transfer agent’s fees and expenses	160	939	854	116	1,511	1,527
Fee waiver and/or expense reimbursement	(3,417)	(4,914)	(5,458)	(3,421)	(7,196)	(157,777)

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 29

PGIM Target Date 2025 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,691,818	$1,752,726
Net realized gain (loss) on investment transactions	(566,758)	3,219,235
Net capital gain distributions received	552,271	430,850
Net change in unrealized appreciation (depreciation) on investments	1,984,174	(782,330)

Net increase (decrease) in net assets resulting from operations	3,661,505	4,620,481

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,808)	(409)
Class R2	(28,663)	(5,492)
Class R3	(57,434)	(15,551)
Class R4	(1,760)	(6,574)
Class R5	(103,985)	(29,051)
Class R6	(5,335,780)	(2,066,255)

	(5,529,430)	(2,123,332)

Fund share transactions
Net proceeds from shares sold	7,005,120	5,538,682
Net asset value of shares issued in reinvestment of dividends and distributions	5,529,430	2,123,332
Cost of shares purchased	(10,801,293)	(26,049,767)

Net increase (decrease) in net assets from Fund share transactions	1,733,257	(18,387,753)

Total increase (decrease)	(134,668)	(15,890,604)

Net Assets:
Beginning of year	48,151,037	64,041,641

End of year	$48,016,369	$48,151,037

See Notes to Financial Statements.

30

PGIM Target Date 2025 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.23	$10.62		$11.19	$13.01	$11.24
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.28		0.37	0.47	0.14
Net realized and unrealized gain (loss) on investment transactions	0.47	0.64		(0.25)	(1.07)	1.84
Total from investment operations	0.74	0.92		0.12	(0.60)	1.98
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.27)		(0.38)	(0.75)	(0.11)
Distributions from net realized gains	(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(1.20)	(0.31)		(0.69)	(1.22)	(0.21)
Net asset value, end of year	$10.77	$11.23		$10.62	$11.19	$13.01
Total Return(b):	7.17%	8.86%		1.56%	(5.37)%	17.76%

Ratios/Supplemental Data:
Net assets, end of year (000)	$86	$17		$14	$14	$14
Average net assets (000)	$29	$14		$13	$14	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.68	%(d)	0.76%	0.76%	0.75%
Expenses before waivers and/or expense reimbursement	12.55%	22.27%		23.35%	27.65%	50.15%
Net investment income (loss)	2.48%	2.61%		3.51%	3.86%	1.18%
Portfolio turnover rate(e)	38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 31

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.26	$10.64		$11.22	$13.04	$11.26
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.31		0.38	0.48	0.15
Net realized and unrealized gain (loss) on investment transactions	0.46	0.65		(0.24)	(1.05)	1.86
Total from investment operations	0.76	0.96		0.14	(0.57)	2.01
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.30)		(0.41)	(0.78)	(0.13)
Distributions from net realized gains	(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(1.23)	(0.34)		(0.72)	(1.25)	(0.23)
Net asset value, end of year	$10.79	$11.26		$10.64	$11.22	$13.04
Total Return(b):	7.35%	9.19%		1.74%	(5.12)%	18.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$269	$617		$148	$106	$82
Average net assets (000)	$336	$346		$120	$92	$71
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	0.41	%(d)	0.51%	0.51%	0.50%
Expenses before waivers and/or expense reimbursement	1.87%	1.95%		3.42%	6.27%	10.60%
Net investment income (loss)	2.76%	2.85%		3.65%	3.99%	1.29%
Portfolio turnover rate(e)	38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.27	$10.65		$11.23	$13.06	$11.27
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.32		0.41	0.43	0.19
Net realized and unrealized gain (loss) on investment transactions	0.44	0.65		(0.25)	(0.99)	1.85
Total from investment operations	0.78	0.97		0.16	(0.56)	2.04
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.31)		(0.43)	(0.80)	(0.15)
Distributions from net realized gains	(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(1.24)	(0.35)		(0.74)	(1.27)	(0.25)
Net asset value, end of year	$10.81	$11.27		$10.65	$11.23	$13.06
Total Return(b):	7.60%	9.34%		1.91%	(5.04)%	18.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$548	$518		$465	$449	$9,911
Average net assets (000)	$531	$481		$435	$663	$8,876
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26%	0.28	%(d)	0.36%	0.36%	0.35%
Expenses before waivers and/or expense reimbursement	1.29%	1.32%		1.03%	1.02%	0.61%
Net investment income (loss)	3.18%	3.02%		3.93%	3.60%	1.59%
Portfolio turnover rate(e)	38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 33

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.28	$10.66		$11.24	$13.06	$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.34		0.47	0.51	0.20
Net realized and unrealized gain (loss) on investment transactions	0.52	0.64		(0.30)	(1.05)	1.84
Total from investment operations	0.79	0.98		0.17	(0.54)	2.04
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.32)		(0.44)	(0.81)	(0.16)
Distributions from net realized gains	(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(1.26)	(0.36)		(0.75)	(1.28)	(0.26)
Net asset value, end of year	$10.81	$11.28		$10.66	$11.24	$13.06
Total Return(b):	7.62%	9.44%		2.02%	(4.87)%	18.43%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17	$223		$14	$22	$15
Average net assets (000)	$44	$183		$21	$18	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	0.17	%(d)	0.26%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	7.98%	2.23%		14.42%	21.59%	48.41%
Net investment income (loss)	2.43%	3.20%		4.49%	4.24%	1.68%
Portfolio turnover rate(e)	38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.28	$10.66		$11.25	$13.07	$11.28
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.34		0.43	0.49	0.22
Net realized and unrealized gain (loss) on investment transactions	0.45	0.65		(0.26)	(1.02)	1.84
Total from investment operations	0.82	0.99		0.17	(0.53)	2.06
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.33)		(0.45)	(0.82)	(0.17)
Distributions from net realized gains	(0.77)	(0.04)		(0.31)	(0.47)	(0.10)
Total dividends and distributions	(1.27)	(0.37)		(0.76)	(1.29)	(0.27)
Net asset value, end of year	$10.83	$11.28		$10.66	$11.25	$13.07
Total Return(b):	7.90%	9.54%		2.04%	(4.77)%	18.53%

Ratios/Supplemental Data:
Net assets, end of year (000)	$964	$903		$727	$606	$266
Average net assets (000)	$920	$867		$647	$425	$197
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06%	0.08	%(d)	0.16%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	0.84%	0.83%		0.89%	1.24%	3.68%
Net investment income (loss)	3.43%	3.22%		4.15%	4.12%	1.85%
Portfolio turnover rate(e)	38%	53%		26%	58%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 35

PGIM Target Date 2025 Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended July 31,

	2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.31		$10.69		$11.27		$13.10		$11.30
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.36		0.45		0.56		0.24
Net realized and unrealized gain (loss) on investment transactions	0.44		0.65		(0.26)		(1.08)		1.85
Total from investment operations	0.82		1.01		0.19		(0.52)		2.09
Less Dividends and Distributions:
Dividends from net investment income	(0.51)		(0.35)		(0.46)		(0.84)		(0.19)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)		(0.47)		(0.10)
Total dividends and distributions	(1.28)		(0.39)		(0.77)		(1.31)		(0.29)
Net asset value, end of year	$10.85		$11.31		$10.69		$11.27		$13.10
Total Return(b):	7.95%		9.67%		2.29%		(4.70)%		18.75%

Ratios/Supplemental Data:
Net assets, end of year (000)	$46,133		$45,872		$62,674		$71,290		$80,212
Average net assets (000)	$47,358		$50,631		$64,956		$82,904		$79,030
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.01	%(d)	0.01	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.01	%(d)(f)	0.01%		0.01%		0.00	%(g)
Expenses before waivers and/or expense reimbursement	0.33%		0.33%		0.26%		0.19%		0.20%
Net investment income (loss)	3.45%		3.35%		4.31%		4.62%		1.94%
Portfolio turnover rate(h)	38%		53%		26%		58%		44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Target Date 2030 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 94.4%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 30.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	91,634	$1,237,062
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	302,731	14,464,500
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	134,129	1,294,348

		16,995,910

Fixed Income — 48.5%
PGIM Core Conservative Bond Fund (Class R6)	630,403	5,415,165
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	488,674	3,357,191
PGIM TIPS Fund (Class R6)	1,152,307	9,656,329
PGIM Total Return Bond Fund (Class R6)	761,083	9,117,774

		27,546,459

International Equity — 15.9%
PGIM Global Real Estate Fund (Class R6)	169,542	3,373,894
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	362,926	5,632,609

		9,006,503

TOTAL LONG-TERM INVESTMENTS (cost $47,123,963)		53,548,872

SHORT-TERM INVESTMENT 5.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,184,029)	3,184,029	3,184,029

TOTAL INVESTMENTS 100.0% (cost $50,307,992)(wa)		56,732,901
Liabilities in excess of other assets (0.0)%		(6,918)

NET ASSETS 100.0%		$56,725,983

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$16,995,910	$—	$—
Fixed Income	27,546,459	—	—
International Equity	9,006,503	—	—
Short-Term Investment
Affiliated Mutual Fund	3,184,029	—	—

Total	$56,732,901	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 37

PGIM Target Date 2030 Fund

Schedule of Investments (continued)

as of July 31, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Fixed Income	48.5%
Domestic Equity	30.0

International Equity	15.9%
Short-Term	5.6

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

38

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $50,307,992)	$56,732,901
Receivable for investments sold	351,945
Due from Manager	20,688
Receivable for Fund shares sold	19,432
Prepaid expenses	71

Total Assets	57,125,037

Liabilities
Payable for investments purchased	354,448
Custodian and accounting fees payable	22,974
Accrued expenses and other liabilities	19,394
Trustees’ fees payable	882
Payable for Fund shares purchased	544
Affiliated transfer agent fee payable	416
Distribution fee payable	396

Total Liabilities	399,054

Net Assets	$56,725,983

Net assets were comprised of:
Shares of beneficial interest, at par	$4,913
Paid-in capital in excess of par	54,689,405
Total distributable earnings (loss)	2,031,665

Net assets, July 31, 2025	$56,725,983

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 39

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($322,836 ÷ 28,162 shares of beneficial interest issued and outstanding)	$11.46

Class R2

Net asset value, offering price and redemption price per share, ($429,331 ÷ 37,323 shares of beneficial interest issued and outstanding)	$11.50

Class R3

Net asset value, offering price and redemption price per share, ($2,019,081 ÷ 175,552 shares of beneficial interest issued and outstanding)	$11.50

Class R4

Net asset value, offering price and redemption price per share, ($25,571 ÷ 2,226 shares of beneficial interest issued and outstanding)	$11.49

Class R5

Net asset value, offering price and redemption price per share, ($4,824,525 ÷ 418,749 shares of beneficial interest issued and outstanding)	$11.52

Class R6

Net asset value, offering price and redemption price per share, ($49,104,639 ÷ 4,251,026 shares of beneficial interest issued and outstanding)	$11.55

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

40

PGIM Target Date 2030 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,879,383

Expenses
Distribution fee(a)	3,623
Shareholder servicing fees(a)	1,971
Custodian and accounting fees	57,178
Professional fees	35,468
Audit fee	20,228
Registration fees(a)	18,741
Shareholders’ reports	17,148
Fund data services	11,727
Transfer agent’s fees and expenses (including affiliated expense of $2,321)(a)	11,173
Trustees’ fees	10,360
Miscellaneous	8,772

Total expenses	196,389
Less: Fee waiver and/or expense reimbursement(a)	(185,451)

Net expenses	10,938

Net investment income (loss)	1,868,445

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(315,593)
Net capital gain distributions received	767,768
Payment from Manager	42,657

494,832

Net change in unrealized appreciation (depreciation) on investments	2,258,412

Net gain (loss) on investment transactions	2,753,244

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,621,689

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	682	1,046	1,895	—	—	—
Shareholder servicing fees	80	—	1,886	5	—	—
Registration fees	3,007	3,507	3,007	3,007	3,007	3,206
Transfer agent’s fees and expenses	296	635	2,981	97	5,304	1,860
Fee waiver and/or expense reimbursement	(3,548)	(4,647)	(10,164)	(3,137)	(21,005)	(142,950)

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 41

PGIM Target Date 2030 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,868,445	$1,834,073
Net realized gain (loss) on investment transactions	(272,936)	4,211,235
Net capital gain distributions received	767,768	628,267
Net change in unrealized appreciation (depreciation) on investments	2,258,412	(870,425)

Net increase (decrease) in net assets resulting from operations	4,621,689	5,803,150

Dividends and Distributions
Distributions from distributable earnings
Class R1	(10,439)	(2,473)
Class R2	(47,275)	(12,260)
Class R3	(212,000)	(61,623)
Class R4	(2,409)	(1,715)
Class R5	(670,383)	(215,009)
Class R6	(5,864,606)	(2,418,912)

	(6,807,112)	(2,711,992)

Fund share transactions
Net proceeds from shares sold	10,306,602	8,127,891
Net asset value of shares issued in reinvestment of dividends and distributions	6,807,048	2,711,982
Cost of shares purchased	(12,541,406)	(25,175,570)

Net increase (decrease) in net assets from Fund share transactions	4,572,244	(14,335,697)

Total increase (decrease)	2,386,821	(11,244,539)

Net Assets:

Beginning of year	54,339,162	65,583,701

End of year	$56,725,983	$54,339,162

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.98	$11.29		$11.92	$13.72	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.27		0.35	0.43	0.13
Net realized and unrealized gain (loss) on investment transactions	0.58	0.81		(0.09)	(1.15)	2.32
Total from investment operations	0.85	1.08		0.26	(0.72)	2.45
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.23)		(0.40)	(0.79)	(0.11)
Distributions from net realized gains	(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(1.37)	(0.39)		(0.89)	(1.08)	(0.21)
Net asset value, end of year	$11.46	$11.98		$11.29	$11.92	$13.72
Total Return(b):	7.70%	9.83%		2.88%	(5.94)%	21.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$323	$98		$69	$59	$55
Average net assets (000)	$136	$74		$62	$58	$48
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.68	%(d)	0.75%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	3.27%	5.54%		5.88%	7.42%	14.75%
Net investment income (loss)	2.36%	2.39%		3.17%	3.37%	1.05%
Portfolio turnover rate(e)	41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 43

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R2 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.02	$11.32		$11.95	$13.74	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.30		0.38	0.58	0.16
Net realized and unrealized gain (loss) on investment transactions	0.55	0.82		(0.09)	(1.26)	2.31
Total from investment operations	0.88	1.12		0.29	(0.68)	2.47
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.26)		(0.43)	(0.82)	(0.13)
Distributions from net realized gains	(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(1.40)	(0.42)		(0.92)	(1.11)	(0.23)
Net asset value, end of year	$11.50	$12.02		$11.32	$11.95	$13.74
Total Return(b):	7.96%	10.15%		3.11%	(5.69)%	21.83%

Ratios/Supplemental Data:
Net assets, end of year (000)	$429	$390		$318	$299	$7,308
Average net assets (000)	$418	$344		$299	$5,088	$6,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	0.42	%(d)	0.50%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	1.52%	1.80%		1.89%	0.76%	0.84%
Net investment income (loss)	2.89%	2.64%		3.44%	4.39%	1.29%
Portfolio turnover rate(e)	41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R3 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.02	$11.32		$11.95	$13.75	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.32		0.40	0.47	0.18
Net realized and unrealized gain (loss) on investment transactions	0.55	0.82		(0.09)	(1.13)	2.32
Total from investment operations	0.90	1.14		0.31	(0.66)	2.50
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.28)		(0.45)	(0.85)	(0.15)
Distributions from net realized gains	(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(1.42)	(0.44)		(0.94)	(1.14)	(0.25)
Net asset value, end of year	$11.50	$12.02		$11.32	$11.95	$13.75
Total Return(b):	8.10%	10.34%		3.32%	(5.55)%	22.00%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,019	$1,846		$1,563	$1,341	$3,414
Average net assets (000)	$1,895	$1,657		$1,376	$1,397	$2,857
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26%	0.28	%(d)	0.32%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	0.80%	0.85%		0.57%	0.57%	0.78%
Net investment income (loss)	3.02%	2.79%		3.58%	3.71%	1.45%
Portfolio turnover rate(e)	41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 45

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R4 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.00	$11.31		$11.94	$13.74	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.34		0.43	0.48	0.19
Net realized and unrealized gain (loss) on investment transactions	0.57	0.80		(0.11)	(1.13)	2.32
Total from investment operations	0.92	1.14		0.32	(0.65)	2.51
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.29)		(0.46)	(0.86)	(0.16)
Distributions from net realized gains	(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(1.43)	(0.45)		(0.95)	(1.15)	(0.26)
Net asset value, end of year	$11.49	$12.00		$11.31	$11.94	$13.74
Total Return(b):	8.34%	10.33%		3.44%	(5.47)%	22.12%

Ratios/Supplemental Data:
Net assets, end of year (000)	$26	$33		$37	$31	$22
Average net assets (000)	$24	$35		$32	$26	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16%	0.19	%(d)	0.25%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	13.50%	9.79%		9.71%	14.46%	37.53%
Net investment income (loss)	3.03%	3.06%		3.92%	3.79%	1.54%
Portfolio turnover rate(e)	41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R5 Shares

	Year Ended July 31,

	2025	2024		2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.04	$11.34		$11.97	$13.77	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.34		0.42	0.51	0.21
Net realized and unrealized gain (loss) on investment transactions	0.54	0.82		(0.09)	(1.15)	2.31
Total from investment operations	0.92	1.16		0.33	(0.64)	2.52
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.30)		(0.47)	(0.87)	(0.17)
Distributions from net realized gains	(0.99)	(0.16)		(0.49)	(0.29)	(0.10)
Total dividends and distributions	(1.44)	(0.46)		(0.96)	(1.16)	(0.27)
Net asset value, end of year	$11.52	$12.04		$11.34	$11.97	$13.77
Total Return(b):	8.33%	10.51%		3.55%	(5.36)%	22.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,825	$6,067		$4,312	$3,921	$3,877
Average net assets (000)	$5,663	$5,171		$3,932	$3,888	$3,548
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06%	0.07	%(d)	0.15%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	0.43%	0.54%		0.50%	0.44%	0.55%
Net investment income (loss)	3.25%	3.00%		3.75%	3.94%	1.66%
Portfolio turnover rate(e)	41%	62%		29%	56%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 47

PGIM Target Date 2030 Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended July 31,

	2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.06		$11.36		$12.00		$13.80		$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.36		0.44		0.53		0.23
Net realized and unrealized gain (loss) on investment transactions	0.57		0.81		(0.10)		(1.15)		2.32
Total from investment operations	0.95		1.17		0.34		(0.62)		2.55
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.31)		(0.49)		(0.89)		(0.19)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)		(0.29)		(0.10)
Total dividends and distributions	(1.46)		(0.47)		(0.98)		(1.18)		(0.29)
Net asset value, end of year	$11.55		$12.06		$11.36		$12.00		$13.80
Total Return(b):	8.57%		10.65%		3.63%		(5.20)%		22.40%

Ratios/Supplemental Data:
Net assets, end of year (000)	$49,105		$45,906		$59,285		$65,639		$71,254
Average net assets (000)	$48,669		$51,567		$60,037		$73,198		$68,119
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.01	%(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.01	%(d)(f)	0.00	%(g)	(0.00	)%(g)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.29%		0.30%		0.26%		0.20%		0.22%
Net investment income (loss)	3.31%		3.14%		3.98%		4.14%		1.79%
Portfolio turnover rate(h)	41%		62%		29%		56%		46%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 95.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 39.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	120,039	$1,620,528
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	339,024	16,198,585
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	183,347	1,769,296

		19,588,409

Fixed Income — 36.0%
PGIM Core Conservative Bond Fund (Class R6)	405,652	3,484,550
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	355,646	2,443,290
PGIM TIPS Fund (Class R6)	710,337	5,952,625
PGIM Total Return Bond Fund (Class R6)	498,487	5,971,879

		17,852,344

International Equity — 20.3%
PGIM Global Real Estate Fund (Class R6)	148,065	2,946,502
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	85,840	1,187,160
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	380,340	5,902,870

		10,036,532

TOTAL LONG-TERM INVESTMENTS (cost $40,549,877)		47,477,285

SHORT-TERM INVESTMENT 4.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,038,814)	2,038,814	2,038,814

TOTAL INVESTMENTS 100.0% (cost $42,588,691)(wa)		49,516,099

Liabilities in excess of other assets (0.0)%		(10,064)

NET ASSETS 100.0%		$49,506,035

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity.	$19,588,409	$—	$—
Fixed Income.	17,852,344	—	—
International Equity	10,036,532	—	—

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 49

PGIM Target Date 2035 Fund

Schedule of Investments  (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$2,038,814	$—	$—

Total	$49,516,099	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	39.6%
Fixed Income	36.0

International Equity	20.3%
Short-Term	4.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $42,588,691)	$49,516,099
Receivable for investments sold	359,583
Receivable for Fund shares sold	21,595
Due from Manager	20,516
Prepaid expenses	72

Total Assets	49,917,865

Liabilities
Payable for investments purchased	366,291
Custodian and accounting fees payable	23,202
Accrued expenses and other liabilities	12,679
Shareholders’ reports fee payable	7,833
Trustees’ fees payable	840
Distribution fee payable	387
Affiliated transfer agent fee payable	349
Payable for Fund shares purchased	249

Total Liabilities	411,830

Net Assets	$49,506,035

Net assets were comprised of:
Shares of beneficial interest, at par	$4,123
Paid-in capital in excess of par	44,871,509
Total distributable earnings (loss)	4,630,403

Net assets, July 31, 2025	$49,506,035

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 51

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($440,463 ÷ 36,989 shares of beneficial interest issued and outstanding)	$11.91

Class R2
Net asset value, offering price and redemption price per share, ($314,368 ÷ 26,319 shares of beneficial interest issued and outstanding)	$11.94

Class R3
Net asset value, offering price and redemption price per share, ($1,668,246 ÷ 139,367 shares of beneficial interest issued and outstanding)	$11.97

Class R4
Net asset value, offering price and redemption price per share, ($27,135 ÷ 2,264 shares of beneficial interest issued and outstanding)	$11.99

Class R5
Net asset value, offering price and redemption price per share, ($1,798,485 ÷ 149,937 shares of beneficial interest issued and outstanding)	$11.99

Class R6
Net asset value, offering price and redemption price per share, ($45,257,338 ÷ 3,768,218 shares of beneficial interest issued and outstanding)	$12.01

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,367,126

Expenses
Distribution fee(a)	2,922
Shareholder servicing fees(a)	1,841
Custodian and accounting fees	57,424
Professional fees	37,033
Registration fees(a)	21,051
Audit fee	20,228
Shareholders’ reports	18,104
Fund data services	11,727
Trustees’ fees	10,063
Transfer agent’s fees and expenses (including affiliated expense of $ 2,000)(a)	7,656
Miscellaneous	8,696

Total expenses	196,745
Less: Fee waiver and/or expense reimbursement(a)	(189,905)

Net expenses	6,840

Net investment income (loss)	1,360,286

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(378,295)
Net capital gain distributions received	822,637
Payment from Manager	39,381

483,723

Net change in unrealized appreciation (depreciation) on investments	2,382,713

Net gain (loss) on investment transactions	2,866,436

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,226,722

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	550	970	1,402	—	—	—
Shareholder servicing fees	38	376	1,421	6	—	—
Registration fees	3,247	4,348	3,247	3,247	3,247	3,715
Transfer agent’s fees and expenses	194	929	2,736	100	1,941	1,756
Fee waiver and/or expense reimbursement	(3,695)	(6,448)	(10,240)	(3,402)	(10,039)	(156,081)

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 53

PGIM Target Date 2035 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,360,286	$1,177,570
Net realized gain (loss) on investment transactions	(338,914)	3,854,851
Net capital gain distributions received	822,637	602,182
Net change in unrealized appreciation (depreciation) on investments	2,382,713	(1,042,803)

Net increase (decrease) in net assets resulting from operations	4,226,722	4,591,800

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,912)	(1,035)
Class R2	(31,089)	(6,538)
Class R3	(153,214)	(34,178)
Class R4	(2,646)	(627)
Class R5	(191,989)	(34,329)
Class R6	(4,853,093)	(1,902,765)

	(5,236,943)	(1,979,472)

Fund share transactions
Net proceeds from shares sold	10,847,100	9,508,847
Net asset value of shares issued in reinvestment of dividends and distributions	5,236,943	1,979,472
Cost of shares purchased	(7,628,803)	(24,175,643)

Net increase (decrease) in net assets from Fund share transactions	8,455,240	(12,687,324)

Total increase (decrease)	7,445,019	(10,074,996)

Net Assets:
Beginning of year	42,061,016	52,136,012

End of year	$49,506,035	$42,061,016

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.31	$11.43	$11.73	$14.14	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.22	0.30	0.39	0.12
Net realized and unrealized gain (loss) on investment transactions	0.81	1.05	0.17	(1.17)	2.76
Total from investment operations	1.01	1.27	0.47	(0.78)	2.88
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.25)	(0.29)	(0.86)	(0.11)
Distributions from net realized gains	(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(1.41)	(0.39)	(0.77)	(1.63)	(0.21)
Net asset value, end of year	$11.91	$12.31	$11.43	$11.73	$14.14
Total Return(b):	8.83%	11.41%	4.69%	(6.67)%	25.33%

Ratios/Supplemental Data:
Net assets, end of year (000)	$440	$58	$34	$31	$32
Average net assets (000)	$110	$35	$31	$31	$29
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67%	0.65%	0.73%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	4.03%	9.90%	10.74%	13.02%	29.33%
Net investment income (loss)	1.65%	1.93%	2.77%	3.02%	0.91%
Portfolio turnover rate(d)	36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 55

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.32	$11.45	$11.75	$14.15	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.23	0.24 (b)	0.42	0.15
Net realized and unrealized gain (loss) on investment transactions	0.78	1.06	0.26 (c)	(1.16)	2.76
Total from investment operations	1.04	1.29	0.50	(0.74)	2.91
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.28)	(0.32)	(0.89)	(0.14)
Distributions from net realized gains	(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(1.42)	(0.42)	(0.80)	(1.66)	(0.24)
Net asset value, end of year	$11.94	$12.32	$11.45	$11.75	$14.15
Total Return(d):	9.13%	11.56%	4.96%	(6.36)%	25.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$314	$883	$147	$546	$526
Average net assets (000)	$388	$462	$207	$535	$409
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.40%	0.38%	0.48%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	2.06%	1.98%	2.57%	1.80%	2.54%
Net investment income (loss)	2.14%	1.97%	2.14%	3.25%	1.13%
Portfolio turnover rate(f)	36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.35	$11.47	$11.77	$14.18	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.29	0.34	0.30	0.17
Net realized and unrealized gain (loss) on investment transactions	0.74	1.03	0.17	(1.03)	2.76
Total from investment operations	1.06	1.32	0.51	(0.73)	2.93
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.30)	(0.33)	(0.91)	(0.15)
Distributions from net realized gains	(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(1.44)	(0.44)	(0.81)	(1.68)	(0.25)
Net asset value, end of year	$11.97	$12.35	$11.47	$11.77	$14.18
Total Return(b):	9.31%	11.79%	5.13%	(6.29)%	25.80%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,668	$1,275	$429	$303	$9,978
Average net assets (000)	$1,402	$883	$339	$463	$8,548
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.26%	0.24%	0.33%	0.33%	0.33%
Expenses before waivers and/or expense reimbursement	0.99%	1.03%	1.31%	1.36%	0.70%
Net investment income (loss)	2.70%	2.51%	3.10%	2.36%	1.30%
Portfolio turnover rate(d)	36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 57

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.37	$11.49		$11.79	$14.20	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.29		0.36	0.46	0.18
Net realized and unrealized gain (loss) on investment transactions	0.75	1.04		0.17	(1.17)	2.78
Total from investment operations	1.08	1.33		0.53	(0.71)	2.96
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.31)		(0.35)	(0.93)	(0.17)
Distributions from net realized gains	(1.01)	(0.14)		(0.48)	(0.77)	(0.10)
Total dividends and distributions	(1.46)	(0.45)		(0.83)	(1.70)	(0.27)
Net asset value, end of year	$11.99	$12.37		$11.49	$11.79	$14.20
Total Return(b):	9.42%	11.88%		5.24%	(6.17)%	25.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$27	$22		$16	$15	$16
Average net assets (000)	$24	$17		$15	$16	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16%	0.16	%(d)	0.23%	0.23%	0.23%
Expenses before waivers and/or expense reimbursement	14.12%	17.83%		19.92%	23.52%	44.91%
Net investment income (loss)	2.79%	2.48%		3.28%	3.53%	1.41%
Portfolio turnover rate(e)	36%	76%		29%	52%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.37	$11.48	$11.79	$14.20	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.30	0.35	0.43	0.19
Net realized and unrealized gain (loss) on investment transactions	0.74	1.05	0.18	(1.13)	2.78
Total from investment operations	1.08	1.35	0.53	(0.70)	2.97
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.32)	(0.36)	(0.94)	(0.18)
Distributions from net realized gains	(1.01)	(0.14)	(0.48)	(0.77)	(0.10)
Total dividends and distributions	(1.46)	(0.46)	(0.84)	(1.71)	(0.28)
Net asset value, end of year	$11.99	$12.37	$11.48	$11.79	$14.20
Total Return(b):	9.44%	12.08%	5.26%	(6.08)%	26.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,798	$1,372	$866	$542	$314
Average net assets (000)	$1,605	$945	$658	$408	$219
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06%	0.05%	0.13%	0.13%	0.13%
Expenses before waivers and/or expense reimbursement	0.69%	0.91%	0.97%	1.35%	3.46%
Net investment income (loss)	2.90%	2.61%	3.21%	3.38%	1.47%
Portfolio turnover rate(d)	36%	76%	29%	52%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 59

PGIM Target Date 2035 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.38		$11.50		$11.80		$14.21		$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.32		0.39		0.49		0.21
Net realized and unrealized gain (loss) on investment transactions	0.75		1.03		0.17		(1.17)		2.77
Total from investment operations	1.11		1.35		0.56		(0.68)		2.98
Less Dividends and Distributions:

Dividends from net investment income	(0.47)		(0.33)		(0.38)		(0.96)		(0.19)
Distributions from net realized gains	(1.01)		(0.14)		(0.48)		(0.77)		(0.10)
Total dividends and distributions	(1.48)		(0.47)		(0.86)		(1.73)		(0.29)
Net asset value, end of year	$12.01		$12.38		$11.50		$11.80		$14.21
Total Return(b):	9.68%		12.13%		5.52%		(5.94)%		26.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$45,257		$38,452		$50,643		$47,761		$53,243
Average net assets (000)	$42,018		$40,561		$46,943		$54,250		$52,063
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.01	%(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.01	%(d)(f)	(0.02)%		(0.02)%		(0.02)%
Expenses before waivers and/or expense reimbursement	0.37%		0.40%		0.35%		0.28%		0.28%
Net investment income (loss)	3.01%		2.76%		3.53%		3.79%		1.66%
Portfolio turnover rate(g)	36%		76%		29%		52%		45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 46.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	145,456	$1,963,655
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	338,130	16,155,828
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	226,284	2,183,638

		20,303,121

Fixed Income — 27.0%
PGIM Core Conservative Bond Fund (Class R6)	257,497	2,211,900
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	316,020	2,171,057
PGIM TIPS Fund (Class R6)	394,532	3,306,176
PGIM Total Return Bond Fund (Class R6)	350,706	4,201,452

		11,890,585

International Equity — 24.7%
PGIM Global Real Estate Fund (Class R6)	109,643	2,181,902
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	139,849	1,934,108
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	433,736	6,731,586

		10,847,596

TOTAL LONG-TERM INVESTMENTS (cost $35,526,324)		43,041,302

SHORT-TERM INVESTMENT 2.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $942,653)	942,653	942,653

TOTAL INVESTMENTS 100.1% (cost $36,468,977)(wa)		43,983,955
Liabilities in excess of other assets (0.1)%		(23,265)

NET ASSETS 100.0%		$43,960,690

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$20,303,121	$—	$—
Fixed Income	11,890,585	—	—
International Equity	10,847,596	—	—

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 61

PGIM Target Date 2040 Fund

Schedule of Investments (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$942,653	$—	$—

Total	$43,983,955	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	46.2%
Fixed Income	27.0

International Equity	24.7%
Short-Term	2.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $36,468,977)	$43,983,955
Receivable for investments sold	647,586
Due from Manager	17,634
Receivable for Fund shares sold	9,812

Prepaid expenses	71

Total Assets	44,659,058

Liabilities
Payable for investments purchased	338,026
Payable for Fund shares purchased	317,873
Custodian and accounting fees payable	22,824
Accrued expenses and other liabilities	17,876
Trustees’ fees payable	839
Distribution fee payable	566
Affiliated transfer agent fee payable	364

Total Liabilities	698,368

Net Assets	$43,960,690

Net assets were comprised of:
Shares of beneficial interest, at par	$3,481
Paid-in capital in excess of par	38,346,751
Total distributable earnings (loss)	5,610,458

Net assets, July 31, 2025	$43,960,690

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 63

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($696,978 ÷ 55,611 shares of beneficial interest issued and outstanding)	$12.53

Class R2
Net asset value, offering price and redemption price per share, ($846,602 ÷ 67,352 shares of beneficial interest issued and outstanding)	$12.57

Class R3
Net asset value, offering price and redemption price per share, ($1,255,325 ÷ 99,740 shares of beneficial interest issued and outstanding)	$12.59

Class R4
Net asset value, offering price and redemption price per share, ($92,801 ÷ 7,363 shares of beneficial interest issued and outstanding)	$12.60

Class R5
Net asset value, offering price and redemption price per share, ($9,119,953 ÷ 722,938 shares of beneficial interest issued and outstanding)	$12.62

Class R6
Net asset value, offering price and redemption price per share, ($31,949,031 ÷ 2,528,174 shares of beneficial interest issued and outstanding)	$12.64

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,162,341

Expenses
Distribution fee(a)	3,414
Shareholder servicing fees(a)	1,474
Custodian and accounting fees	57,046
Professional fees	34,826
Registration fees(a)	21,575
Audit fee	20,228
Transfer agent’s fees and expenses (including affiliated expense of $ 2,133)(a)	18,587
Shareholders’ reports	15,640
Fund data services	11,727
Trustees’ fees	10,143
Miscellaneous	6,792

Total expenses	201,452
Less: Fee waiver and/or expense reimbursement(a)	(191,615)

Net expenses	9,837

Net investment income (loss)	1,152,504

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(171,434)
Net capital gain distributions received	932,541
Payment from Manager	34,441

795,548

Net change in unrealized appreciation (depreciation) on investments	2,239,655

Net gain (loss) on investment transactions	3,035,203

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,187,707

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	928	1,394	1,092	—	—	—
Shareholder servicing fees	135	111	1,156	72	—	—
Registration fees	3,213	5,312	3,213	3,213	3,213	3,411
Transfer agent’s fees and expenses	417	907	1,789	205	13,352	1,917
Fee waiver and/or expense reimbursement	(4,154)	(7,586)	(8,635)	(3,690)	(45,114)	(122,436)

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 65

PGIM Target Date 2040 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,152,504	$1,015,264
Net realized gain (loss) on investment transactions	(136,993)	4,241,289
Net capital gain distributions received	932,541	678,561
Net change in unrealized appreciation (depreciation) on investments	2,239,655	(941,956)

Net increase (decrease) in net assets resulting from operations	4,187,707	4,993,158

Dividends and Distributions
Distributions from distributable earnings
Class R1	(10,720)	(1,885)
Class R2	(47,401)	(8,256)
Class R3	(140,980)	(26,986)
Class R4	(11,680)	(2,615)
Class R5	(1,182,285)	(288,306)
Class R6	(4,350,226)	(1,518,675)

	(5,743,292)	(1,846,723)

Fund share transactions
Net proceeds from shares sold	7,370,134	8,609,921
Net asset value of shares issued in reinvestment of dividends and distributions	5,743,066	1,846,646
Cost of shares purchased	(8,508,653)	(19,167,079)

Net increase (decrease) in net assets from Fund share transactions	4,604,547	(8,710,512)

Total increase (decrease)	3,048,962	(5,564,077)

Net Assets:

Beginning of year	40,911,728	46,475,805

End of year	$43,960,690	$40,911,728

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.13	$12.07		$12.34	$14.54	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.21		0.29	0.38	0.10
Net realized and unrealized gain (loss) on investment transactions	1.00	1.25		0.37	(1.26)	3.11
Total from investment operations	1.17	1.46		0.66	(0.88)	3.21
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.20)		(0.32)	(0.91)	(0.11)
Distributions from net realized gains	(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(1.77)	(0.40)		(0.93)	(1.32)	(0.20)
Net asset value, end of year	$12.53	$13.13		$12.07	$12.34	$14.54
Total Return(b):	9.73%	12.38%		6.22%	(7.02)%	28.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$697	$65		$52	$39	$34
Average net assets (000)	$185	$58		$44	$37	$28
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.66%	0.64	%(d)	0.70%	0.70%	0.69%
Expenses before waivers and/or expense reimbursement	2.90%	6.51%		7.99%	11.02%	24.36%
Net investment income (loss)	1.33%	1.70%		2.49%	2.81%	0.78%
Portfolio turnover rate(e)	39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 67

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.17	$12.10		$12.36	$14.57	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.23		0.31	0.59	0.14
Net realized and unrealized gain (loss) on investment transactions	0.97	1.27		0.38	(1.45)	3.11
Total from investment operations	1.20	1.50		0.69	(0.86)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.23)		(0.34)	(0.94)	(0.14)
Distributions from net realized gains	(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(1.80)	(0.43)		(0.95)	(1.35)	(0.23)
Net asset value, end of year	$12.57	$13.17		$12.10	$12.36	$14.57
Total Return(b):	9.98%	12.70%		6.52%	(6.85)%	28.40%

Ratios/Supplemental Data:
Net assets, end of year (000)	$847	$342		$238	$169	$5,733
Average net assets (000)	$558	$250		$192	$4,165	$4,508
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.40%	0.39	%(d)	0.45%	0.45%	0.44%
Expenses before waivers and/or expense reimbursement	1.76%	2.69%		2.88%	0.83%	0.94%
Net investment income (loss)	1.85%	1.90%		2.66%	4.25%	1.02%
Portfolio turnover rate(e)	39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.19	$12.11		$12.38	$14.59	$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.25		0.33	0.40	0.16
Net realized and unrealized gain (loss) on investment transactions	0.91	1.27		0.38	(1.23)	3.11
Total from investment operations	1.22	1.52		0.71	(0.83)	3.27
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.24)		(0.37)	(0.97)	(0.16)
Distributions from net realized gains	(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(1.82)	(0.44)		(0.98)	(1.38)	(0.25)
Net asset value, end of year	$12.59	$13.19		$12.11	$12.38	$14.59
Total Return(b):	10.15%	12.93%		6.67%	(6.69)%	28.52%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,255	$1,062		$722	$627	$3,617
Average net assets (000)	$1,092	$845		$641	$662	$2,996
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24%	0.23	%(d)	0.30%	0.30%	0.29%
Expenses before waivers and/or expense reimbursement	1.03%	1.12%		0.92%	0.95%	0.85%
Net investment income (loss)	2.47%	2.01%		2.90%	3.00%	1.23%
Portfolio turnover rate(e)	39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 69

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.20	$12.13		$12.40	$14.60	$11.58
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.27		0.36 (b)	0.42	0.17
Net realized and unrealized gain (loss) on investment transactions	0.90	1.26		0.36 (c)	(1.23)	3.11
Total from investment operations	1.23	1.53		0.72	(0.81)	3.28
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.26)		(0.38)	(0.98)	(0.17)
Distributions from net realized gains	(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(1.83)	(0.46)		(0.99)	(1.39)	(0.26)
Net asset value, end of year	$12.60	$13.20		$12.13	$12.40	$14.60
Total Return(d):	10.25%	12.93%		6.77%	(6.53)%	28.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$93	$84		$67	$50	$34
Average net assets (000)	$88	$73		$59	$42	$26
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.14%	0.14	%(f)	0.20%	0.20%	0.19%
Expenses before waivers and/or expense reimbursement	4.36%	4.79%		5.64%	9.44%	26.10%
Net investment income (loss)	2.61%	2.17%		3.08%	3.13%	1.25%
Portfolio turnover rate(g)	39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.21	$12.14		$12.41	$14.61	$11.58
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.28		0.36	0.47	0.18
Net realized and unrealized gain (loss) on investment transactions	0.92	1.26		0.37	(1.27)	3.12
Total from investment operations	1.26	1.54		0.73	(0.80)	3.30
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.27)		(0.39)	(0.99)	(0.18)
Distributions from net realized gains	(1.37)	(0.20)		(0.61)	(0.41)	(0.09)
Total dividends and distributions	(1.85)	(0.47)		(1.00)	(1.40)	(0.27)
Net asset value, end of year	$12.62	$13.21		$12.14	$12.41	$14.61
Total Return(b):	10.43%	13.03%		6.89%	(6.43)%	28.81%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,120	$8,454		$7,404	$6,697	$7,393
Average net assets (000)	$8,718	$7,708		$6,691	$7,073	$6,748
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04%	0.04	%(d)	0.10%	0.10%	0.09%
Expenses before waivers and/or expense reimbursement	0.56%	0.61%		0.56%	0.46%	0.53%
Net investment income (loss)	2.73%	2.29%		3.10%	3.43%	1.39%
Portfolio turnover rate(e)	39%	77%		31%	54%	41%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 71

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.23		$12.15		$12.42		$14.63		$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.31		0.39	(b)	0.49		0.20
Net realized and unrealized gain (loss) on investment transactions	0.92		1.25		0.36	(c)	(1.27)		3.13
Total from investment operations	1.27		1.56		0.75		(0.78)		3.33
Less Dividends and Distributions:

Dividends from net investment income	(0.49)		(0.28)		(0.41)		(1.02)		(0.20)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)		(0.41)		(0.09)
Total dividends and distributions	(1.86)		(0.48)		(1.02)		(1.43)		(0.29)
Net asset value, end of year	$12.64		$13.23		$12.15		$12.42		$14.63
Total Return(d):	10.58%		13.25%		7.06%		(6.35)%		29.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31,949		$30,905		$37,993		$37,802		$43,332
Average net assets (000)	$31,731		$32,313		$36,923		$45,103		$41,893
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00%		0.01	%(f)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(h)	0.01	%(f)(h)	(0.05)%		(0.05)%		(0.06)%
Expenses before waivers and/or expense reimbursement	0.39%		0.42%		0.38%		0.27%		0.30%
Net investment income (loss)	2.75%		2.52%		3.33%		3.58%		1.54%
Portfolio turnover rate(i)	39%		77%		31%		54%		41%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 50.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	119,681	$1,615,693
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	252,529	12,065,832
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	209,456	2,021,252

		15,702,777

Fixed Income — 20.5%
PGIM Core Conservative Bond Fund (Class R6)	109,981	944,738
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	180,031	1,236,813
PGIM TIPS Fund (Class R6)	168,522	1,412,211
PGIM Total Return Bond Fund (Class R6)	236,515	2,833,448

		6,427,210

International Equity — 29.2%
PGIM Global Real Estate Fund (Class R6)	78,070	1,553,597
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	135,769	1,877,692
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	366,982	5,695,568

		9,126,857

TOTAL LONG-TERM INVESTMENTS (cost $25,699,407)		31,256,844

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND

PGIM Core Ultra Short Bond Fund (cost $50,553)	50,553	50,553

TOTAL INVESTMENTS 100.1% (cost $25,749,960)(wa)		31,307,397
Liabilities in excess of other assets (0.1)%		(25,590)

NET ASSETS 100.0%		$31,281,807

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$15,702,777	$—	$—
Fixed Income	6,427,210	—	—
International Equity	9,126,857	—	—

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 73

PGIM Target Date 2045 Fund

Schedule of Investments (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$50,553	$—	$—

Total	$31,307,397	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	50.2%	Fixed Income	20.5%
International Equity	29.2	Short-Term	0.2

			100.1
		Liabilities in excess of other assets	(0.1)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $25,749,960)	$31,307,397
Receivable for Fund shares sold	336,410
Receivable for investments sold	251,627
Due from Manager	16,121

Prepaid expenses	71

Total Assets	31,911,626

Liabilities
Payable for investments purchased	588,186
Custodian and accounting fees payable	22,824
Accrued expenses and other liabilities	16,396
Payable for Fund shares purchased	833
Trustees’ fees payable	827
Distribution fee payable	380
Affiliated transfer agent fee payable	373

Total Liabilities	629,819

Net Assets	$31,281,807

Net assets were comprised of:
Shares of beneficial interest, at par	$2,500
Paid-in capital in excess of par	26,734,141
Total distributable earnings (loss)	4,545,166

Net assets, July 31, 2025	$31,281,807

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 75

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($273,011 ÷ 21,977 shares of beneficial interest issued and outstanding)	$12.42

Class R2
Net asset value, offering price and redemption price per share, ($1,202,760 ÷ 96,675 shares of beneficial interest issued and outstanding)	$12.44

Class R3
Net asset value, offering price and redemption price per share, ($121,738 ÷ 9,774 shares of beneficial interest issued and outstanding)	$12.46

Class R4
Net asset value, offering price and redemption price per share, ($56,666 ÷ 4,549 shares of beneficial interest issued and outstanding)	$12.46

Class R5
Net asset value, offering price and redemption price per share, ($1,610,427 ÷ 128,982 shares of beneficial interest issued and outstanding)	$12.49

Class R6
Net asset value, offering price and redemption price per share, ($28,017,205 ÷ 2,237,848 shares of beneficial interest issued and outstanding)	$12.52

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$718,112

Expenses
Distribution fee(a)	2,601
Shareholder servicing fees(a)	266
Custodian and accounting fees	57,044
Professional fees	34,769
Registration fees(a)	22,595
Audit fee	20,228
Shareholders’ reports	15,079
Fund data services	11,727
Trustees’ fees	9,989
Transfer agent’s fees and expenses (including affiliated expense of $ 2,238)(a)	5,872
Miscellaneous	6,775

Total expenses	186,945
Less: Fee waiver and/or expense reimbursement(a)	(182,524)

Net expenses	4,421

Net investment income (loss)	713,691

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	16,178
Net capital gain distributions received	656,203
Payment from Manager	31,298

703,679

Net change in unrealized appreciation (depreciation) on investments	1,658,045

Net gain (loss) on investment transactions	2,361,724

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,075,415

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	365	2,176	60	—	—	—
Shareholder servicing fees	41	135	58	32	—	—
Registration fees	3,209	6,258	3,209	3,209	3,209	3,501
Transfer agent’s fees and expenses	165	1,154	151	185	2,297	1,920
Fee waiver and/or expense reimbursement	(3,697)	(11,192)	(3,660)	(3,656)	(12,514)	(147,805)

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 77

PGIM Target Date 2045 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$713,691	$653,142
Net realized gain (loss) on investment transactions	47,476	3,220,745
Net capital gain distributions received	656,203	526,584
Net change in unrealized appreciation (depreciation) on investments	1,658,045	(970,142)

Net increase (decrease) in net assets resulting from operations	3,075,415	3,430,329

Dividends and Distributions
Distributions from distributable earnings
Class R1	(5,014)	(522)
Class R2	(66,672)	(13,466)
Class R3	(4,262)	(955)
Class R4	(7,245)	(1,616)
Class R5	(176,396)	(39,119)
Class R6	(3,526,103)	(1,243,152)

	(3,785,692)	(1,298,830)

Fund share transactions
Net proceeds from shares sold	7,536,911	5,774,286
Net asset value of shares issued in reinvestment of dividends and distributions	3,785,298	1,298,626
Cost of shares purchased	(5,869,279)	(16,447,570)

Net increase (decrease) in net assets from Fund share transactions	5,452,930	(9,374,658)

Total increase (decrease)	4,742,653	(7,243,159)

Net Assets:

Beginning of year	26,539,154	33,782,313

End of year	$31,281,807	$26,539,154

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.98	$11.84		$11.79	$14.56	$11.34
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.18		0.25	0.32	0.09
Net realized and unrealized gain (loss) on investment transactions	1.05	1.33		0.53	(1.25)	3.32
Total from investment operations	1.20	1.51		0.78	(0.93)	3.41
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.18)		(0.17)	(0.90)	(0.11)
Distributions from net realized gains	(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(1.76)	(0.37)		(0.73)	(1.84)	(0.19)
Net asset value, end of year	$12.42	$12.98		$11.84	$11.79	$14.56
Total Return(b):	10.23%	13.12%		7.45%	(7.75)%	30.36%

Ratios/Supplemental Data:
Net assets, end of year (000)	$273	$19		$16	$15	$19
Average net assets (000)	$73	$17		$15	$18	$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.63	%(d)	0.68%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	5.70%	18.92%		20.73%	21.60%	40.37%
Net investment income (loss)	1.20%	1.48%		2.23%	2.44%	0.69%
Portfolio turnover rate(e)	40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 79

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.01	$11.86		$11.81	$14.59	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.17		0.26	0.33	0.11
Net realized and unrealized gain (loss) on investment transactions	1.04	1.38		0.55	(1.24)	3.34
Total from investment operations	1.23	1.55		0.81	(0.91)	3.45
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.21)		(0.20)	(0.93)	(0.14)
Distributions from net realized gains	(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(1.80)	(0.40)		(0.76)	(1.87)	(0.22)
Net asset value, end of year	$12.44	$13.01		$11.86	$11.81	$14.59
Total Return(b):	10.48%	13.47%		7.73%	(7.56)%	30.67%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,203	$1,012		$374	$316	$341
Average net assets (000)	$870	$660		$326	$369	$235
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38%	0.36	%(d)	0.43%	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	1.67%	2.03%		2.22%	2.07%	3.78%
Net investment income (loss)	1.52%	1.36%		2.37%	2.53%	0.83%
Portfolio turnover rate(e)	40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.02	$11.87		$11.82	$14.60	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.23		0.34	0.07	0.14
Net realized and unrealized gain (loss) on investment transactions	1.05	1.34		0.49	(0.96)	3.33
Total from investment operations	1.25	1.57		0.83	(0.89)	3.47
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.23)		(0.22)	(0.95)	(0.16)
Distributions from net realized gains	(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(1.81)	(0.42)		(0.78)	(1.89)	(0.24)
Net asset value, end of year	$12.46	$13.02		$11.87	$11.82	$14.60
Total Return(b):	10.70%	13.61%		7.90%	(7.43)%	30.83%

Ratios/Supplemental Data:
Net assets, end of year (000)	$122	$31		$27	$36	$12,568
Average net assets (000)	$59	$28		$30	$301	$10,686
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24%	0.22	%(d)	0.28%	0.28%	0.28%
Expenses before waivers and/or expense reimbursement	6.41%	11.84%		10.50%	2.13%	0.81%
Net investment income (loss)	1.63%	1.89%		3.08%	0.58%	1.07%
Portfolio turnover rate(e)	40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 81

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.02	$11.87		$11.83	$14.61	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.23		0.27	0.38	0.16
Net realized and unrealized gain (loss) on investment transactions	0.96	1.35		0.56	(1.25)	3.33
Total from investment operations	1.27	1.58		0.83	(0.87)	3.49
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.24)		(0.23)	(0.97)	(0.17)
Distributions from net realized gains	(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(1.83)	(0.43)		(0.79)	(1.91)	(0.25)
Net asset value, end of year	$12.46	$13.02		$11.87	$11.83	$14.61
Total Return(b):	10.81%	13.73%		7.93%	(7.31)%	31.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$57	$51		$61	$46	$42
Average net assets (000)	$55	$48		$48	$42	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13%	0.13	%(d)	0.18%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	6.82%	7.22%		8.10%	9.50%	18.71%
Net investment income (loss)	2.47%	1.93%		2.38%	2.88%	1.19%
Portfolio turnover rate(e)	40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.05	$11.90		$11.85	$14.63	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.26		0.32	0.39	0.17
Net realized and unrealized gain (loss) on investment transactions	0.97	1.33		0.54	(1.25)	3.33
Total from investment operations	1.28	1.59		0.86	(0.86)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.25)		(0.25)	(0.98)	(0.18)
Distributions from net realized gains	(1.38)	(0.19)		(0.56)	(0.94)	(0.08)
Total dividends and distributions	(1.84)	(0.44)		(0.81)	(1.92)	(0.26)
Net asset value, end of year	$12.49	$13.05		$11.90	$11.85	$14.63
Total Return(b):	10.91%	13.80%		8.13%	(7.20)%	31.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,610	$1,248		$970	$786	$650
Average net assets (000)	$1,351	$1,074		$812	$703	$525
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.03%	0.03	%(d)	0.08%	0.08%	0.08%
Expenses before waivers and/or expense reimbursement	0.96%	1.07%		1.06%	1.11%	1.84%
Net investment income (loss)	2.51%	2.13%		2.83%	2.96%	1.27%
Portfolio turnover rate(e)	40%	79%		29%	50%	38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 83

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.08		$11.92		$11.87		$14.66		$11.41
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.28		0.34		0.42		0.18
Net realized and unrealized gain (loss) on investment transactions	0.98		1.34		0.53		(1.27)		3.35
Total from investment operations	1.30		1.62		0.87		(0.85)		3.53
Less Dividends and Distributions:

Dividends from net investment income	(0.48)		(0.27)		(0.26)		(1.00)		(0.20)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)		(0.94)		(0.08)
Total dividends and distributions	(1.86)		(0.46)		(0.82)		(1.94)		(0.28)
Net asset value, end of year	$12.52		$13.08		$11.92		$11.87		$14.66
Total Return(b):	11.04%		14.01%		8.28%		(7.12)%		31.31%

Ratios/Supplemental Data:
Net assets, end of year (000)	$28,017		$24,178		$32,334		$29,859		$32,739
Average net assets (000)	$25,941		$26,064		$29,647		$34,127		$28,077
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.01	%(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.01	%(d)(f)	(0.07)%		(0.07)%		(0.07)%
Expenses before waivers and/or expense reimbursement	0.57%		0.61%		0.53%		0.42%		0.42%
Net investment income (loss)	2.56%		2.38%		3.02%		3.17%		1.40%
Portfolio turnover rate(g)	40%		79%		29%		50%		38%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 52.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	82,002	$1,107,032
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	164,877	7,877,814
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	164,911	1,591,394

		10,576,240

Fixed Income — 14.5%
PGIM Core Conservative Bond Fund (Class R6)	47,503	408,054
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	116,618	801,168
PGIM TIPS Fund (Class R6)	48,524	406,631
PGIM Total Return Bond Fund (Class R6)	110,669	1,325,814

		2,941,667

International Equity — 33.2%
PGIM Global Real Estate Fund (Class R6)	50,574	1,006,421
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	109,947	1,520,568
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	270,213	4,193,713

		6,720,702

TOTAL LONG-TERM INVESTMENTS (cost $16,459,332)		20,238,609

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $41,306)	41,306	41,306

TOTAL INVESTMENTS 100.1% (cost $16,500,638)(wa)		20,279,915
Liabilities in excess of other assets (0.1)%		(24,987)

NET ASSETS 100.0%		$20,254,928

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity.	$10,576,240	$—	$—
Fixed Income.	2,941,667	—	—
International Equity	6,720,702	—	—

See Notes to Financial Statements.

PGIM Target Date 2050 Fund  85

PGIM Target Date 2050 Fund

Schedule of Investments (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$41,306	$—	$—

Total	$20,279,915	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	52.2%
International Equity	33.2

Fixed Income	14.5%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets

Investments at value:

Affiliated investments (cost $16,500,638)	$20,279,915
Receivable for investments sold	169,366
Receivable for Fund shares sold	22,359
Due from Manager	17,426
Prepaid expenses	72

Total Assets	20,489,138

Liabilities

Payable for investments purchased	187,054
Custodian and accounting fees payable	22,977
Accrued expenses and other liabilities	10,267
Professional fees payable	7,321
Payable for Fund shares purchased	4,995
Trustees’ fees payable	826
Distribution fee payable	395
Affiliated transfer agent fee payable	375

Total Liabilities	234,210

Net Assets	$20,254,928

Net assets were comprised of:
Shares of beneficial interest, at par	$ 1,575
Paid-in capital in excess of par	16,993,732
Total distributable earnings (loss)	3,259,621

Net assets, July 31, 2025	$20,254,928

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 87

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($356,022 ÷ 27,947 shares of beneficial interest issued and outstanding)	$12.74

Class R2
Net asset value, offering price and redemption price per share, ($532,393 ÷ 41,566 shares of beneficial interest issued and outstanding)	$12.81

Class R3
Net asset value, offering price and redemption price per share, ($1,543,459 ÷ 120,596 shares of beneficial interest issued and outstanding)	$12.80

Class R4
Net asset value, offering price and redemption price per share, ($119,552 ÷ 9,349 shares of beneficial interest issued and outstanding)	$12.79

Class R5
Net asset value, offering price and redemption price per share, ($2,581,287 ÷ 201,161 shares of beneficial interest issued and outstanding)	$12.83

Class R6
Net asset value, offering price and redemption price per share, ($15,122,215 ÷ 1,174,040 shares of beneficial interest issued and outstanding)	$12.88

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$420,321

Expenses
Distribution fee(a)	2,388
Shareholder servicing fees(a)	674
Custodian and accounting fees	57,202
Professional fees	35,257
Audit fee	20,228
Registration fees(a)	18,887
Shareholders’ reports	15,949
Fund data services	11,727
Trustees’ fees	9,883
Transfer agent’s fees and expenses (including affiliated expense of $ 2,216)(a)	6,576
Miscellaneous	8,742

Total expenses	187,513
Less: Fee waiver and/or expense reimbursement(a)	(182,989)

Net expenses	4,524

Net investment income (loss)	415,797

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(49,141)
Net capital gain distributions received	454,898
Payment from Manager	17,875

423,632

Net change in unrealized appreciation (depreciation) on investments	1,218,466

Net gain (loss) on investment transactions	1,642,098

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,057,895

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	701	1,235	452	—	—	—
Shareholder servicing fees	102	47	414	111	—	—
Registration fees	3,143	2,972	3,143	3,143	3,143	3,343
Transfer agent’s fees and expenses	349	1,091	810	253	2,430	1,643
Fee waiver and/or expense reimbursement	(4,657)	(8,020)	(7,572)	(4,515)	(25,231)	(132,994)

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 89

PGIM Target Date 2050 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$415,797	$396,367
Net realized gain (loss) on investment transactions	(31,266)	2,281,877
Net capital gain distributions received	454,898	374,559
Net change in unrealized appreciation (depreciation) on investments	1,218,466	(886,458)

Net increase (decrease) in net assets resulting from operations	2,057,895	2,166,345

Dividends and Distributions
Distributions from distributable earnings
Class R1	(16,936)	(2,115)
Class R2	(75,604)	(15,550)
Class R3	(4,042)	(735)
Class R4	(20,317)	(3,912)
Class R5	(335,350)	(61,726)
Class R6	(2,243,528)	(788,811)

	(2,695,777)	(872,849)

Fund share transactions
Net proceeds from shares sold	6,145,639	4,389,528
Net asset value of shares issued in reinvestment of dividends and distributions	2,695,777	872,849
Cost of shares purchased	(3,427,246)	(13,334,264)

Net increase (decrease) in net assets from Fund share transactions	5,414,170	(8,071,887)

Total increase (decrease)	4,776,288	(6,778,391)

Net Assets:
Beginning of year	15,478,640	22,257,031

End of year	$20,254,928	$15,478,640

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.64	$12.38		$12.32		$14.87	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.16		0.23		0.30	0.07
Net realized and unrealized gain (loss) on investment transactions	1.10	1.51		0.71		(1.36)	3.51
Total from investment operations	1.29	1.67		0.94		(1.06)	3.58
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.21)		(0.15)		(0.91)	(0.12)
Distributions from net realized gains	(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(2.19)	(0.41)		(0.88)		(1.49)	(0.20)
Net asset value, end of year	$12.74	$13.64		$12.38		$12.32	$14.87
Total Return(b):	10.69%	13.87%		8.56%		(8.23)%	31.41%

Ratios/Supplemental Data:
Net assets, end of year (000)	$356	$97		$59		$47	$44
Average net assets (000)	$140	$69		$50		$46	$37
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63%	0.62	%(d)	0.68	%(d)	0.68%	0.67%
Expenses before waivers and/or expense reimbursement	3.95%	5.93%		7.54%		9.34%	18.74%
Net investment income (loss)	1.50%	1.26%		1.98%		2.18%	0.55%
Portfolio turnover rate(e)	37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 91

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.70	$12.43		$12.36		$14.90	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.20		0.25		0.50	0.11
Net realized and unrealized gain (loss) on investment transactions	1.05	1.51		0.71		(1.51)	3.51
Total from investment operations	1.32	1.71		0.96		(1.01)	3.62
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.24)		(0.16)		(0.95)	(0.15)
Distributions from net realized gains	(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(2.21)	(0.44)		(0.89)		(1.53)	(0.23)
Net asset value, end of year	$12.81	$13.70		$12.43		$12.36	$14.90
Total Return(b):	10.92%	14.17%		8.80%		(7.92)%	31.72%

Ratios/Supplemental Data:
Net assets, end of year (000)	$532	$455		$444		$337	$5,209
Average net assets (000)	$494	$452		$370		$3,647	$4,026
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37%	0.37	%(d)	0.43	%(d)	0.43%	0.42%
Expenses before waivers and/or expense reimbursement	1.99%	2.60%		2.81%		1.15%	1.28%
Net investment income (loss)	2.10%	1.56%		2.15%		3.51%	0.81%
Portfolio turnover rate(e)	37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.71	$12.44		$12.38		$14.93	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.21		0.28		0.06	0.13
Net realized and unrealized gain (loss) on investment transactions	1.27	1.52		0.70		(1.06)	3.51
Total from investment operations	1.34	1.73		0.98		(1.00)	3.64
Less Dividends and Distributions:
Dividends from net investment income	(0.48)	(0.26)		(0.19)		(0.97)	(0.16)
Distributions from net realized gains	(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(2.25)	(0.46)		(0.92)		(1.55)	(0.24)
Net asset value, end of year	$12.80	$13.71		$12.44		$12.38	$14.93
Total Return(b):	11.09%	14.31%		8.99%		(7.83)%	31.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,543	$25		$19		$15	$4,071
Average net assets (000)	$453	$21		$16		$81	$3,123
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25%	0.22	%(d)	0.28	%(d)	0.27%	0.27%
Expenses before waivers and/or expense reimbursement	1.92%	15.59%		19.74%		5.80%	1.15%
Net investment income (loss)	0.59%	1.69%		2.37%		0.52%	0.97%
Portfolio turnover rate(e)	37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 93

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.69	$12.42		$12.36		$14.91	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.23		0.28		0.13	0.15
Net realized and unrealized gain (loss) on investment transactions	1.05	1.51		0.72		(1.12)	3.50
Total from investment operations	1.36	1.74		1.00		(0.99)	3.65
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.27)		(0.21)		(0.98)	(0.17)
Distributions from net realized gains	(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(2.26)	(0.47)		(0.94)		(1.56)	(0.25)
Net asset value, end of year	$12.79	$13.69		$12.42		$12.36	$14.91
Total Return(b):	11.22%	14.45%		9.12%		(7.79)%	32.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$120	$123		$100		$89	$17
Average net assets (000)	$127	$108		$95		$59	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.12%	0.12	%(d)	0.18	%(d)	0.18%	0.17%
Expenses before waivers and/or expense reimbursement	3.68%	3.95%		4.14%		7.09%	43.52%
Net investment income (loss)	2.42%	1.80%		2.43%		0.98%	1.12%
Portfolio turnover rate(e)	37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.72	$12.45		$12.39		$14.94	$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.23		0.30		0.39	0.16
Net realized and unrealized gain (loss) on investment transactions	1.06	1.52		0.71		(1.36)	3.51
Total from investment operations	1.37	1.75		1.01		(0.97)	3.67
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.28)		(0.22)		(1.00)	(0.19)
Distributions from net realized gains	(1.77)	(0.20)		(0.73)		(0.58)	(0.08)
Total dividends and distributions	(2.26)	(0.48)		(0.95)		(1.58)	(0.27)
Net asset value, end of year	$12.83	$13.72		$12.45		$12.39	$14.94
Total Return(b):	11.31%	14.52%		9.22%		(7.63)%	32.13%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,581	$1,967		$1,446		$1,170	$1,149
Average net assets (000)	$2,214	$1,729		$1,226		$1,196	$950
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.02%	0.02	%(d)	0.08	%(d)	0.08%	0.07%
Expenses before waivers and/or expense reimbursement	1.16%	1.37%		1.20%		1.03%	1.44%
Net investment income (loss)	2.42%	1.86%		2.55%		2.87%	1.19%
Portfolio turnover rate(e)	37%	84%		26%		59%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 95

PGIM Target Date 2050 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.77		$12.48		$12.43		$14.98		$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.29		0.33		0.41		0.18
Net realized and unrealized gain (loss) on investment transactions	1.07		1.50		0.69		(1.36)		3.52
Total from investment operations	1.39		1.79		1.02		(0.95)		3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.51)		(0.30)		(0.24)		(1.02)		(0.21)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)		(0.08)
Total dividends and distributions	(2.28)		(0.50)		(0.97)		(1.60)		(0.29)
Net asset value, end of year	$12.88		$13.77		$12.48		$12.43		$14.98
Total Return(b):	11.43%		14.81%		9.29%		(7.47)%		32.33%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15,122		$12,813		$20,189		$18,346		$18,291
Average net assets (000)	$14,004		$15,264		$18,311		$20,531		$17,795
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.02	%(d)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.02	%(d)(f)	(0.07	)%(d)	(0.07)%		(0.08)%
Expenses before waivers and/or expense reimbursement	0.95%		0.94%		0.81%		0.58%		0.63%
Net investment income (loss)	2.46%		2.32%		2.81%		2.98%		1.33%
Portfolio turnover rate(g)	37%		84%		26%		59%		39%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	46,663	$629,946
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	83,385	3,984,128
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	90,221	870,634

		5,484,708

Fixed Income — 8.0%
PGIM Core Conservative Bond Fund (Class R6)	11,799	101,356
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	43,451	298,505
PGIM Total Return Bond Fund (Class R6)	33,832	405,312

		805,173

International Equity — 37.4%
PGIM Global Real Estate Fund (Class R6)	25,124	499,972
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	65,543	906,463
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	151,662	2,353,789

		3,760,224

TOTAL LONG-TERM INVESTMENTS (cost $8,087,185)		10,050,105

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $31,576)	31,576	31,576

TOTAL INVESTMENTS 100.2% (cost $8,118,761)(wa)		10,081,681
Liabilities in excess of other assets (0.2)%		(23,467)

NET ASSETS 100.0%		$10,058,214

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity.	$5,484,708	$—	$—
Fixed Income.	805,173	—	—
International Equity	3,760,224	—	—
Short-Term Investment
Affiliated Mutual Fund	31,576	—	—

Total	$10,081,681	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 97

PGIM Target Date 2055 Fund

Schedule of Investments (continued)

as of July 31, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	54.5%
International Equity	37.4

Fixed Income	8.0%
Short-Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets

Investments at value:
Affiliated investments (cost $8,118,761)	$10,081,681
Receivable for investments sold	85,674
Receivable for Fund shares sold	16,658
Due from Manager	16,130
Prepaid expenses	71

Total Assets	10,200,214

Liabilities

Payable for investments purchased	102,439
Custodian and accounting fees payable	22,561
Professional fees payable	7,162
Shareholders’ reports fee payable	4,356
Accrued expenses and other liabilities	4,147
Trustees’ fees payable	800
Affiliated transfer agent fee payable	360
Distribution fee payable	163
Payable for Fund shares purchased	12

Total Liabilities	142,000

Net Assets	$10,058,214

Net assets were comprised of:
Shares of beneficial interest, at par	$854
Paid-in capital in excess of par	8,288,853
Total distributable earnings (loss)	1,768,507

Net assets, July 31, 2025	$10,058,214

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 99

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($181,255 ÷ 15,637 shares of beneficial interest issued and outstanding)	$11.59

Class R2
Net asset value, offering price and redemption price per share, ($349,232 ÷ 29,925 shares of beneficial interest issued and outstanding)	$11.67

Class R3
Net asset value, offering price and redemption price per share, ($154,574 ÷ 13,207 shares of beneficial interest issued and outstanding)	$11.70

Class R4
Net asset value, offering price and redemption price per share, ($67,276 ÷ 5,737 shares of beneficial interest issued and outstanding)	$11.73

Class R5
Net asset value, offering price and redemption price per share, ($1,103,479 ÷ 93,781 shares of beneficial interest issued and outstanding)	$11.77

Class R6
Net asset value, offering price and redemption price per share, ($8,202,398 ÷ 695,540 shares of beneficial interest issued and outstanding)	$11.79

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$210,422

Expenses
Distribution fee(a)	1,307
Shareholder servicing fees(a)	225
Custodian and accounting fees	56,821
Professional fees	35,537
Registration fees(a)	20,911
Audit fee	20,228
Shareholders’ reports	14,563
Fund data services	11,727
Trustees’ fees	9,640
Transfer agent’s fees and expenses (including affiliated expense of $ 2,100)(a)	4,552
Miscellaneous	8,736

Total expenses	184,247
Less: Fee waiver and/or expense reimbursement(a)	(182,136)

Net expenses	2,111

Net investment income (loss)	208,311

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(28,516)
Net capital gain distributions received	251,227
Payment from Manager	10,341

233,052

Net change in unrealized appreciation (depreciation) on investments	594,397

Net gain (loss) on investment transactions	827,449

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,035,760

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	224	974	109	—	—	—
Shareholder servicing fees	15	71	99	40	—	—
Registration fees	3,144	4,992	3,144	3,144	3,144	3,343
Transfer agent’s fees and expenses	157	1,090	248	148	1,198	1,711
Fee waiver and/or expense reimbursement	(4,032)	(12,416)	(5,250)	(4,303)	(19,830)	(136,305)

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 101

PGIM Target Date 2055 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$208,311	$168,657
Net realized gain (loss) on investment transactions	(18,175)	1,032,800
Net capital gain distributions received	251,227	164,009
Net change in unrealized appreciation (depreciation) on investments	594,397	(294,930)

Net increase (decrease) in net assets resulting from operations	1,035,760	1,070,536

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,413)	(506)
Class R2	(36,066)	(8,217)
Class R3	(11,336)	(1,615)
Class R4	(6,939)	(1,372)
Class R5	(103,117)	(20,785)
Class R6	(915,475)	(298,085)

	(1,075,346)	(330,580)

Fund share transactions
Net proceeds from shares sold	3,103,007	3,190,788
Net asset value of shares issued in reinvestment of dividends and distributions	1,075,346	330,580
Cost of shares purchased	(2,386,852)	(5,022,676)

Net increase (decrease) in net assets from Fund share transactions	1,791,501	(1,501,308)

Total increase (decrease)	1,751,915	(761,352)

Net Assets:

Beginning of year	8,306,299	9,067,651

End of year	$10,058,214	$8,306,299

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.81	$10.65		$10.28		$14.78	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.13		0.19		0.26	0.08
Net realized and unrealized gain (loss) on investment transactions	1.09	1.33		0.68		(1.10)	3.58
Total from investment operations	1.18	1.46		0.87		(0.84)	3.66
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.30)		(0.03)		(0.91)	(0.11)
Distributions from net realized gains	(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(1.40)	(0.30)		(0.50)		(3.66)	(0.21)
Net asset value, end of year	$11.59	$11.81		$10.65		$10.28	$14.78
Total Return(b):	10.96%	14.00%		9.11%		(8.47)%	32.63%

Ratios/Supplemental Data:
Net assets, end of year (000)	$181	$19		$18		$17	$18
Average net assets (000)	$45	$19		$16		$18	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63%	0.65	%(d)	0.68	%(d)	0.67%	0.66%
Expenses before waivers and/or expense reimbursement	9.65%	18.00%		21.35%		22.90%	42.22%
Net investment income (loss)	0.77%	1.22%		1.97%		2.17%	0.57%
Portfolio turnover rate(e)	43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 103

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.89	$10.71		$10.31		$14.82	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.11		0.22		0.29	0.10
Net realized and unrealized gain (loss) on investment transactions	1.02	1.39		0.68		(1.11)	3.60
Total from investment operations	1.22	1.50		0.90		(0.82)	3.70
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.32)		(0.03)		(0.94)	(0.14)
Distributions from net realized gains	(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(1.44)	(0.32)		(0.50)		(3.69)	(0.24)
Net asset value, end of year	$11.67	$11.89		$10.71		$10.31	$14.82
Total Return(b):	11.23%	14.37%		9.38%		(8.28)%	32.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$349	$721		$253		$278	$305
Average net assets (000)	$390	$452		$229		$311	$188
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36%	0.39	%(d)	0.43	%(d)	0.42%	0.41%
Expenses before waivers and/or expense reimbursement	3.55%	4.07%		4.86%		4.25%	6.37%
Net investment income (loss)	1.70%	0.99%		2.21%		2.40%	0.73%
Portfolio turnover rate(e)	43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.91	$10.73		$10.32		$14.82	$11.36
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.17		0.16		0.02	0.13
Net realized and unrealized gain (loss) on investment transactions	1.01	1.35		0.75		(0.80)	3.59
Total from investment operations	1.24	1.52		0.91		(0.78)	3.72
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.34)		(0.03)		(0.97)	(0.16)
Distributions from net realized gains	(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(1.45)	(0.34)		(0.50)		(3.72)	(0.26)
Net asset value, end of year	$11.70	$11.91		$10.73		$10.32	$14.82
Total Return(b):	11.39%	14.48%		9.47%		(8.03)%	33.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$155	$84		$43		$15	$7,549
Average net assets (000)	$109	$59		$22		$166	$6,237
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.22%	0.25	%(d)	0.29	%(d)	0.25%	0.26%
Expenses before waivers and/or expense reimbursement	5.03%	7.37%		15.85%		3.82%	1.52%
Net investment income (loss)	1.98%	1.50%		1.61%		0.15%	0.95%
Portfolio turnover rate(e)	43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 105

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.93	$10.75		$10.33		$14.84	$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.18		0.25		0.31	0.14
Net realized and unrealized gain (loss) on investment transactions	1.00	1.35		0.67		(1.09)	3.60
Total from investment operations	1.26	1.53		0.92		(0.78)	3.74
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.35)		(0.03)		(0.98)	(0.17)
Distributions from net realized gains	(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(1.46)	(0.35)		(0.50)		(3.73)	(0.27)
Net asset value, end of year	$11.73	$11.93		$10.75		$10.33	$14.84
Total Return(b):	11.60%	14.59%		9.56%		(8.01)%	33.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$67	$55		$39		$20	$17
Average net assets (000)	$60	$45		$29		$18	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11%	0.15	%(d)	0.18	%(d)	0.17%	0.16%
Expenses before waivers and/or expense reimbursement	7.25%	8.72%		12.52%		22.13%	43.43%
Net investment income (loss)	2.26%	1.68%		2.48%		2.54%	1.07%
Portfolio turnover rate(e)	43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.97	$10.78		$10.35		$14.86	$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.19		0.24		0.34	0.15
Net realized and unrealized gain (loss) on investment transactions	1.00	1.36		0.69		(1.11)	3.61
Total from investment operations	1.27	1.55		0.93		(0.77)	3.76
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.36)		(0.03)		(0.99)	(0.18)
Distributions from net realized gains	(1.14)	-		(0.47)		(2.75)	(0.10)
Total dividends and distributions	(1.47)	(0.36)		(0.50)		(3.74)	(0.28)
Net asset value, end of year	$11.77	$11.97		$10.78		$10.35	$14.86
Total Return(b):	11.69%	14.75%		9.64%		(7.88)%	33.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,103	$786		$565		$367	$247
Average net assets (000)	$906	$674		$447		$317	$188
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.02%	0.05	%(d)	0.08	%(d)	0.07%	0.06%
Expenses before waivers and/or expense reimbursement	2.21%	2.77%		2.95%		2.87%	4.74%
Net investment income (loss)	2.34%	1.76%		2.45%		2.79%	1.12%
Portfolio turnover rate(e)	43%	97%		29%		60%	37%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 107

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.99		$10.80		$10.34		$14.86		$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.24		0.28		0.37		0.17
Net realized and unrealized gain (loss) on investment transactions	1.02		1.32		0.68		(1.12)		3.61
Total from investment operations	1.29		1.56		0.96		(0.75)		3.78
Less Dividends and Distributions:

Dividends from net investment income	(0.35)		(0.37)		(0.03)		(1.02)		(0.20)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)		(0.10)
Total dividends and distributions	(1.49)		(0.37)		(0.50)		(3.77)		(0.30)
Net asset value, end of year	$11.79		$11.99		$10.80		$10.34		$14.86
Total Return(b):	11.79%		14.89%		9.95%		(7.82)%		33.63%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,202		$6,641		$8,151		$6,382		$7,681
Average net assets (000)	$7,614		$6,770		$6,741		$8,322		$7,616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.05	%(d)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.05	%(d)(f)	(0.07	)%(d)	(0.08)%		(0.09)%
Expenses before waivers and/or expense reimbursement	1.79%		2.06%		2.12%		1.57%		1.16%
Net investment income (loss)	2.32%		2.22%		2.76%		3.01%		1.27%
Portfolio turnover rate(g)	43%		97%		29%		60%		37%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	48,091	$649,234
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	82,453	3,939,618
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	95,739	923,885

		5,512,737

Fixed Income — 7.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	44,081	302,839
PGIM Total Return Bond Fund (Class R6)	34,323	411,193

		714,032

International Equity — 38.9%
PGIM Global Real Estate Fund (Class R6)	25,489	507,228
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	70,189	970,707
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	160,410	2,489,559

		3,967,494

TOTAL LONG-TERM INVESTMENTS (cost $8,365,019)		10,194,263

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $31,536)	31,536	31,536

TOTAL INVESTMENTS 100.2% (cost $8,396,555)(wa)		10,225,799
Liabilities in excess of other assets (0.2)%		(23,315)

NET ASSETS 100.0%		$10,202,484

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$5,512,737	$—	$—
Fixed Income	714,032	—	—
International Equity	3,967,494	—	—
Short-Term Investment
Affiliated Mutual Fund	31,536	—	—

Total	$10,225,799	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 109

PGIM Target Date 2060 Fund

Schedule of Investments (continued)

as of July 31, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	54.0%	Fixed Income	7.0%
International Equity	38.9	Short-Term	0.3

			100.2
		Liabilities in excess of other assets	(0.2)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $8,396,555)	$10,225,799
Receivable for investments sold	86,680
Receivable for Fund shares sold	22,934
Due from Manager	15,740
Prepaid expenses	71

Total Assets	10,351,224

Liabilities
Payable for investments purchased	109,283
Custodian and accounting fees payable	22,360
Professional fees payable	7,164
Shareholders’ reports fee payable	4,318
Accrued expenses and other liabilities	4,243
Trustees’ fees payable	800
Affiliated transfer agent fee payable	346
Distribution fee payable	197
Payable for Fund shares purchased	29

Total Liabilities	148,740

Net Assets	$10,202,484

Net assets were comprised of:
Shares of beneficial interest, at par	$688
Paid-in capital in excess of par	8,556,967
Total distributable earnings (loss)	1,644,829

Net assets, July 31, 2025	$10,202,484

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 111

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($256,758 ÷ 17,489 shares of beneficial interest issued and outstanding)	$14.68

Class R2
Net asset value, offering price and redemption price per share, ($406,981 ÷ 27,574 shares of beneficial interest issued and outstanding)	$14.76

Class R3
Net asset value, offering price and redemption price per share, ($83,642 ÷ 5,661 shares of beneficial interest issued and outstanding)	$14.78

Class R4
Net asset value, offering price and redemption price per share, ($39,840 ÷ 2,693 shares of beneficial interest issued and outstanding)	$14.79

Class R5
Net asset value, offering price and redemption price per share, ($1,454,100 ÷ 98,165 shares of beneficial interest issued and outstanding)	$14.81

Class R6
Net asset value, offering price and redemption price per share, ($7,961,163 ÷ 536,177 shares of beneficial interest issued and outstanding)	$14.85

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$193,025

Expenses
Distribution fee(a)	1,565
Shareholder servicing fees(a)	168
Custodian and accounting fees	56,572
Professional fees	35,003
Registration fees(a)	20,501
Audit fee	20,228
Shareholders’ reports	14,598
Fund data services	11,727
Trustees’ fees	9,640
Transfer agent’s fees and expenses (including affiliated expense of $ 2,018)(a)	4,953
Miscellaneous	8,742

Total expenses	183,697
Less: Fee waiver and/or expense reimbursement(a)	(181,343)

Net expenses	2,354

Net investment income (loss)	190,671

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	73,800
Net capital gain distributions received	227,331
Payment from Manager	9,897

311,028

Net change in unrealized appreciation (depreciation) on investments	539,115

Net gain (loss) on investment transactions	850,143

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,040,814

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	405	1,099	61	—	—	—
Shareholder servicing fees	48	54	61	5	—	—
Registration fees	3,143	4,243	3,144	3,144	3,144	3,683
Transfer agent’s fees and expenses	212	1,202	149	94	1,502	1,794
Fee waiver and/or expense reimbursement	(4,716)	(12,779)	(4,367)	(3,920)	(26,410)	(129,151)

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 113

PGIM Target Date 2060 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$190,671	$142,586
Net realized gain (loss) on investment transactions	83,697	575,954
Net capital gain distributions received	227,331	138,346
Net change in unrealized appreciation (depreciation) on investments	539,115	178,749

Net increase (decrease) in net assets resulting from operations	1,040,814	1,035,635

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,383)	(758)
Class R2	(35,233)	(9,509)
Class R3	(5,064)	(1,491)
Class R4	(3,860)	(1,076)
Class R5	(106,904)	(29,399)
Class R6	(571,300)	(248,877)

	(726,744)	(291,110)

Fund share transactions
Net proceeds from shares sold	3,839,418	3,149,374
Net asset value of shares issued in reinvestment of dividends and distributions	726,744	291,110
Cost of shares purchased	(3,093,104)	(3,470,822)

Net increase (decrease) in net assets from Fund share transactions	1,473,058	(30,338)

Total increase (decrease)	1,787,128	714,187

Net Assets:

Beginning of year	8,415,356	7,701,169

End of year	$10,202,484	$8,415,356

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.42	$13.02		$12.82		$15.17	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.16		0.24		0.29	0.08
Net realized and unrealized gain (loss) on investment transactions	1.31	1.63		0.84		(1.46)	3.74
Total from investment operations	1.48	1.79		1.08		(1.17)	3.82
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.22)		(0.19)		(0.95)	(0.08)
Distributions from net realized gains	(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(1.22)	(0.39)		(0.88)		(1.18)	(0.14)
Net asset value, end of year	$14.68	$14.42		$13.02		$12.82	$15.17
Total Return(b):	10.94%	14.12%		9.38%		(8.62)%	33.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$257	$40		$22		$17	$17
Average net assets (000)	$81	$27		$19		$17	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62%	0.64	%(d)	0.67	%(d)	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	6.44%	13.74%		18.47%		23.66%	46.33%
Net investment income (loss)	1.15%	1.17%		1.98%		2.06%	0.56%
Portfolio turnover rate(e)	46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 115

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.50	$13.09		$12.86		$15.21	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.16		0.25		0.52	0.10
Net realized and unrealized gain (loss) on investment transactions	1.23	1.68		0.87		(1.66)	3.76
Total from investment operations	1.52	1.84		1.12		(1.14)	3.86
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.26)		(0.20)		(0.98)	(0.11)
Distributions from net realized gains	(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(1.26)	(0.43)		(0.89)		(1.21)	(0.17)
Net asset value, end of year	$14.76	$14.50		$13.09		$12.86	$15.21
Total Return(b):	11.24%	14.40%		9.70%		(8.37)%	33.76%

Ratios/Supplemental Data:
Net assets, end of year (000)	$407	$553		$267		$199	$1,755
Average net assets (000)	$440	$382		$215		$1,330	$1,291
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36%	0.38	%(d)	0.43	%(d)	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	3.27%	3.87%		4.78%		2.45%	3.46%
Net investment income (loss)	2.04%	1.16%		2.07%		3.57%	0.74%
Portfolio turnover rate(e)	46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.51	$13.10		$12.89		$15.25	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.21		0.28		0.16	0.12
Net realized and unrealized gain (loss) on investment transactions	1.24	1.64		0.86		(1.28)	3.77
Total from investment operations	1.55	1.85		1.14		(1.12)	3.89
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.27)		(0.24)		(1.01)	(0.13)
Distributions from net realized gains	(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(1.28)	(0.44)		(0.93)		(1.24)	(0.19)
Net asset value, end of year	$14.78	$14.51		$13.10		$12.89	$15.25
Total Return(b):	11.44%	14.55%		9.90%		(8.28)%	33.94%

Ratios/Supplemental Data:
Net assets, end of year (000)	$84	$55		$41		$31	$1,472
Average net assets (000)	$61	$46		$33		$55	$1,051
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.21%	0.24	%(d)	0.28	%(d)	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	7.34%	8.77%		11.21%		8.75%	3.27%
Net investment income (loss)	2.17%	1.58%		2.26%		1.25%	0.89%
Portfolio turnover rate(e)	46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 117

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.53	$13.11		$12.91		$15.26	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.22		0.29		0.37	0.14
Net realized and unrealized gain (loss) on investment transactions	1.19	1.66		0.85		(1.47)	3.76
Total from investment operations	1.56	1.88		1.14		(1.10)	3.90
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.29)		(0.25)		(1.02)	(0.14)
Distributions from net realized gains	(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(1.30)	(0.46)		(0.94)		(1.25)	(0.20)
Net asset value, end of year	$14.79	$14.53		$13.11		$12.91	$15.26
Total Return(b):	11.47%	14.71%		9.93%		(8.12)%	34.14%

Ratios/Supplemental Data:
Net assets, end of year (000)	$40	$42		$24		$18	$17
Average net assets (000)	$41	$32		$20		$17	$15
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11%	0.14	%(d)	0.18	%(d)	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	9.70%	11.45%		16.92%		22.95%	44.92%
Net investment income (loss)	2.55%	1.68%		2.36%		2.60%	1.06%
Portfolio turnover rate(e)	46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.54	$13.13		$12.93		$15.28	$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.23		0.28		0.36	0.14
Net realized and unrealized gain (loss) on investment transactions	1.23	1.65		0.88		(1.45)	3.78
Total from investment operations	1.58	1.88		1.16		(1.09)	3.92
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.30)		(0.27)		(1.03)	(0.15)
Distributions from net realized gains	(0.85)	(0.17)		(0.69)		(0.23)	(0.06)
Total dividends and distributions	(1.31)	(0.47)		(0.96)		(1.26)	(0.21)
Net asset value, end of year	$14.81	$14.54		$13.13		$12.93	$15.28
Total Return(b):	11.65%	14.73%		10.04%		(8.01)%	34.21%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,454	$1,091		$692		$442	$227
Average net assets (000)	$1,238	$901		$519		$333	$154
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01%	0.04	%(d)	0.08	%(d)	0.06%	0.05%
Expenses before waivers and/or expense reimbursement	2.14%	2.74%		2.92%		2.96%	6.69%
Net investment income (loss)	2.42%	1.72%		2.32%		2.58%	1.02%
Portfolio turnover rate(e)	46%	92%		42%		64%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.04% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 119

PGIM Target Date 2060 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.58		$13.15		$12.95		$15.31		$11.58
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.27		0.33		0.40		0.15
Net realized and unrealized gain (loss) on investment transactions	1.30		1.65		0.85		(1.47)		3.81
Total from investment operations	1.60		1.92		1.18		(1.07)		3.96
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.32)		(0.29)		(1.06)		(0.17)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)		(0.06)
Total dividends and distributions	(1.33)		(0.49)		(0.98)		(1.29)		(0.23)
Net asset value, end of year	$14.85		$14.58		$13.15		$12.95		$15.31
Total Return(b):	11.77%		15.02%		10.20%		(7.93)%		34.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,961		$6,635		$6,655		$6,246		$5,912
Average net assets (000)	$7,007		$6,030		$6,474		$6,501		$4,213
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.06	%(d)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.06	%(d)(f)	(0.08	)%(d)	(0.09)%		(0.10)%
Expenses before waivers and/or expense reimbursement	1.84%		2.25%		2.18%		1.79%		2.32%
Net investment income (loss)	2.12%		2.01%		2.68%		2.85%		1.11%
Portfolio turnover rate(g)	46%		92%		42%		64%		35%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	5,810	$78,439
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	9,885	472,310
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,890	114,736

		665,485

Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,496	24,016
PGIM Total Return Bond Fund (Class R6)	3,062	36,687

		60,703

International Equity — 40.1%
PGIM Global Real Estate Fund (Class R6)	3,032	60,339
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	9,228	127,630
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	19,238	298,572

		486,541

TOTAL LONG-TERM INVESTMENTS (cost $1,043,434)		1,212,729

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,486)	2,486	2,486

TOTAL INVESTMENTS 100.1% (cost $1,045,920)(wa)		1,215,215
Liabilities in excess of other assets (0.1)%		(1,510)

NET ASSETS 100.0%		$1,213,705

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$665,485	$—	$—
Fixed Income	60,703	—	—
International Equity	486,541	—	—
Short-Term Investment
Affiliated Mutual Fund	2,486	—	—

Total	$1,215,215	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 121

PGIM Target Date 2065 Fund

Schedule of Investments (continued)

as of July 31, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	54.8%	Fixed Income	5.0%
International Equity	40.1	Short-Term	0.2

			100.1
		Liabilities in excess of other assets	(0.1)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $1,045,920)	$1,215,215
Due from Manager	30,085
Receivable for investments sold	10,315
Receivable for Fund shares sold	641
Prepaid expenses	1,604

Total Assets	1,257,860

Liabilities
Custodian and accounting fees payable	22,904
Payable for investments purchased	10,828
Professional fees payable	3,856
Fund data services payable	3,567
Shareholders’ reports payable	2,294
Accrued expenses and other liabilities	448
Affiliated transfer agent fee payable	176
Distribution fee payable	82

Total Liabilities	44,155

Net Assets	$1,213,705

Net assets were comprised of:
Shares of beneficial interest, at par	$91
Paid-in capital in excess of par	1,071,799
Total distributable earnings (loss)	141,815

Net assets, July 31, 2025	$1,213,705

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 123

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($21,318 ÷ 1,611 shares of beneficial interest issued and outstanding)	$13.23

Class R2

Net asset value, offering price and redemption price per share, ($323,577 ÷ 24,372 shares of beneficial interest issued and outstanding)	$13.28

Class R3

Net asset value, offering price and redemption price per share, ($52,235 ÷ 3,933 shares of beneficial interest issued and outstanding)	$13.28

Class R4

Net asset value, offering price and redemption price per share, ($16,814 ÷ 1,266 shares of beneficial interest issued and outstanding)	$13.28

Class R5

Net asset value, offering price and redemption price per share, ($35,544 ÷ 2,673 shares of beneficial interest issued and outstanding)	$13.30

Class R6

Net asset value, offering price and redemption price per share, ($764,217 ÷ 57,235 shares of beneficial interest issued and outstanding)	$13.35

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$20,444

Expenses
Distribution fee(a)	816
Shareholder servicing fees(a)	36
Custodian and accounting fees	56,266
Professional fees	32,341
Audit fee	20,228
Registration fees(a)	16,478
Shareholders’ reports	11,871
Fund data services	11,727
Trustees’ fees	9,600
Transfer agent’s fees and expenses (including affiliated expense of $ 1,055)(a)	1,746
Miscellaneous	7,069

Total expenses	168,178
Less: Fee waiver and/or expense reimbursement(a)	(166,997)

Net expenses	1,181

Net investment income (loss)	19,263

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(10,091)
Net capital gain distributions received	24,871
Payment from Manager	773

15,553

Net change in unrealized appreciation (depreciation) on investments	75,229

Net gain (loss) on investment transactions	90,782

Net Increase (Decrease) In Net Assets Resulting From Operations	$110,045

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	91	678	47	—	—	—
Shareholder servicing fees	3	—	33	—	—	—
Registration fees	2,115	4,320	2,510	2,510	2,511	2,512
Transfer agent’s fees and expenses	92	654	134	44	187	635
Fee waiver and/or expense reimbursement	(5,189)	(49,258)	(10,409)	(5,143)	(7,175)	(89,823)

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 125

PGIM Target Date 2065 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,263	$11,572
Net realized gain (loss) on investment transactions	(9,318)	31,786
Net capital gain distributions received	24,871	11,531
Net change in unrealized appreciation (depreciation) on investments	75,229	24,155

Net increase (decrease) in net assets resulting from operations	110,045	79,044

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,140)	(203)
Class R2	(16,795)	(2,208)
Class R3	(3,090)	(608)
Class R4	(1,074)	(277)
Class R5	(1,791)	(347)
Class R6	(38,867)	(10,419)

	(62,757)	(14,062)

Fund share transactions
Net proceeds from shares sold	724,304	370,461
Net asset value of shares issued in reinvestment of dividends and distributions	62,757	14,062
Cost of shares purchased	(295,983)	(443,228)

Net increase (decrease) in net assets from Fund share transactions	491,078	(58,705)

Total increase (decrease)	538,366	6,277

Net Assets:

Beginning of year	675,339	669,062

End of year	$1,213,705	$675,339

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.73	$11.32		$10.80		$12.74	$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.14		0.18		0.26	0.06
Net realized and unrealized gain (loss) on investment transactions	1.12	1.45		0.78		(1.25)	3.18
Total from investment operations	1.34	1.59		0.96		(0.99)	3.24
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.10)		(0.16)		(0.79)	(0.05)
Distributions from net realized gains	(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.84)	(0.18)		(0.44)		(0.95)	(0.06)
Net asset value, end of year	$13.23	$12.73		$11.32		$10.80	$12.74
Total Return(b):	11.11%	14.21%		9.50%		(8.61)%	33.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21	$16		$13		$12	$13
Average net assets (000)	$18	$13		$12		$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	0.57	%(d)	0.87	%(d)	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	29.07%	51.69%		60.29%		59.08%	96.73%
Net investment income (loss)	1.76%	1.24%		1.68%		2.16%	0.55%
Portfolio turnover rate(e)	47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 127

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.75	$11.34		$10.82		$12.77	$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.17		0.18		0.23	0.07
Net realized and unrealized gain (loss) on investment transactions	1.14	1.43		0.81		(1.20)	3.20
Total from investment operations	1.39	1.60		0.99		(0.97)	3.27
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.11)		(0.19)		(0.82)	(0.07)
Distributions from net realized gains	(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.86)	(0.19)		(0.47)		(0.98)	(0.08)
Net asset value, end of year	$13.28	$12.75		$11.34		$10.82	$12.77
Total Return(b):	11.45%	14.26%		9.77%		(8.45)%	34.30%

Ratios/Supplemental Data:
Net assets, end of year (000)	$324	$236		$114		$73	$36
Average net assets (000)	$271	$145		$89		$65	$22
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	0.32	%(d)	0.65	%(d)	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	18.53%	31.06%		36.05%		34.43%	71.91%
Net investment income (loss)	1.95%	1.42%		1.74%		1.97%	0.63%
Portfolio turnover rate(e)	47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.62%, which were voluntarily waived by the Manager, and 0.25% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R3 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.77	$11.35		$10.83		$12.78	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.14		0.16		0.30	0.11
Net realized and unrealized gain (loss) on investment transactions	1.12	1.50		0.85		(1.25)	3.18
Total from investment operations	1.40	1.64		1.01		(0.95)	3.29
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.14)		(0.21)		(0.84)	(0.09)
Distributions from net realized gains	(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.89)	(0.22)		(0.49)		(1.00)	(0.10)
Net asset value, end of year	$13.28	$12.77		$11.35		$10.83	$12.78
Total Return(b):	11.52%	14.64%		9.94%		(8.30)%	34.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$52	$45		$21		$12	$13
Average net assets (000)	$47	$31		$15		$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.20%	0.16	%(d)	0.53	%(d)	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	22.37%	37.43%		53.40%		58.37%	96.05%
Net investment income (loss)	2.19%	1.22%		1.54%		2.56%	0.95%
Portfolio turnover rate(e)	47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.69%, which were voluntarily waived by the Manager, and 0.28% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 129

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.78	$11.36		$10.84		$12.79	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.20		0.23		0.32	0.12
Net realized and unrealized gain (loss) on investment transactions	1.11	1.46		0.79		(1.26)	3.19
Total from investment operations	1.41	1.66		1.02		(0.94)	3.31
Less Dividends and Distributions:
Dividends from net investment income	(0.46)	(0.16)		(0.22)		(0.85)	(0.10)
Distributions from net realized gains	(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.91)	(0.24)		(0.50)		(1.01)	(0.11)
Net asset value, end of year	$13.28	$12.78		$11.36		$10.84	$12.79
Total Return(b):	11.65%	14.87%		10.04%		(8.21)%	34.66%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17	$15		$13		$12	$13
Average net assets (000)	$16	$14		$12		$13	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10%	0.07	%(d)	0.37	%(d)	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	32.89%	49.20%		59.30%		58.20%	95.88%
Net investment income (loss)	2.32%	1.75%		2.18%		2.66%	1.04%
Portfolio turnover rate(e)	47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R5 Shares
	Year Ended July 31,

	2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.79	$11.37		$10.85		$12.80	$9.60
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.21		0.24		0.32	0.13
Net realized and unrealized gain (loss) on investment transactions	1.14	1.46		0.79		(1.24)	3.19
Total from investment operations	1.43	1.67		1.03		(0.92)	3.32
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.17)		(0.23)		(0.87)	(0.11)
Distributions from net realized gains	(0.45)	(0.08)		(0.28)		(0.16)	(0.01)
Total dividends and distributions	(0.92)	(0.25)		(0.51)		(1.03)	(0.12)
Net asset value, end of year	$13.30	$12.79		$11.37		$10.85	$12.80
Total Return(b):	11.80%	14.98%		10.15%		(8.11)%	34.74%

Ratios/Supplemental Data:
Net assets, end of year (000)	$36	$18		$16		$14	$14
Average net assets (000)	$28	$16		$14		$14	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01%	0.00	%(d)(e)	0.27	%(d)	0.06%	0.05%
Expenses before waivers and/or expense reimbursement	25.81%	46.25%		55.47%		54.91%	93.88%
Net investment income (loss)	2.27%	1.82%		2.28%		2.72%	1.14%
Portfolio turnover rate(f)	47%	112%		45%		67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 131

PGIM Target Date 2065 Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2025		2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.85		$11.38		$10.86		$12.81		$9.61
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.24		0.22		0.32		0.11
Net realized and unrealized gain (loss) on investment transactions	1.17		1.48		0.82		(1.23)		3.22
Total from investment operations	1.45		1.72		1.04		(0.91)		3.33
Less Dividends and Distributions:

Dividends from net investment income	(0.50)		(0.17)		(0.24)		(0.88)		(0.12)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)		(0.01)
Total dividends and distributions	(0.95)		(0.25)		(0.52)		(1.04)		(0.13)
Net asset value, end of year	$13.35		$12.85		$11.38		$10.86		$12.81
Total Return(b):	11.93%		15.43%		10.32%		(7.97)%		34.88%

Ratios/Supplemental Data:
Net assets, end of year (000)	$764		$346		$492		$336		$433
Average net assets (000)	$540		$399		$368		$435		$331
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%		0.00	%(d)	0.15	%(d)(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)	0.00	%(f)	0.15	%(d)	(0.09)%		(0.10)%
Expenses before waivers and/or expense reimbursement	16.63%		26.44%		30.77%		25.56%		34.59%
Net investment income (loss)	2.16%		2.11%		2.11%		2.70%		0.93%
Portfolio turnover rate(g)	47%		112%		45%		67%		94%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Includes certain non-recurring expenses of 0.66%, which were voluntarily waived by the Manager, and 0.24% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	309	$4,176
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	526	25,148
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	633	6,109

		35,433

Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	186	1,279
PGIM Total Return Bond Fund (Class R6)	163	1,953

		3,232

International Equity — 40.1%
PGIM Global Real Estate Fund (Class R6)	161	3,213
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	491	6,795
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	1,024	15,897

		25,905

TOTAL LONG-TERM INVESTMENTS (cost $61,294)		64,570

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $117)	117	117

TOTAL INVESTMENTS 100.1% (cost $61,411)(wa)		64,687
Liabilities in excess of other assets (0.1)%		(65)

NET ASSETS 100.0%		$64,622

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$35,433	$—	$—
Fixed Income	3,232	—	—
International Equity	25,905	—	—
Short-Term Investment
Affiliated Mutual Fund	117	—	—

Total	$64,687	$—	$—

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  133

PGIM Target Date 2070 Fund

Schedule of Investments (continued)

as of July 31, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	54.8%
International Equity	40.1

Fixed Income	5.0%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets

Investments at value:
Affiliated investments (cost $61,411)	$64,687
Due from Manager	18,122
Receivable for investments sold	561
Prepaid expenses	20,544

Total Assets	103,914

Liabilities

Custodian and accounting fees payable	20,821
Professional fees payable	15,042
Shareholders’ reports fee payable	1,624
Fund data services payable	1,033
Payable for investments purchased	548
Accrued expenses and other liabilities	171
Affiliated transfer agent fee payable	45
Distribution fee payable	8

Total Liabilities	39,292

Net Assets	$64,622

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	61,542
Total distributable earnings (loss)	3,074

Net assets, July 31, 2025	$64,622

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 135

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2025

Class R1
Net asset value, offering price and redemption price per share, ($10,556 ÷ 1,008 shares of beneficial interest issued and outstanding)	$10.47

Class R2
Net asset value, offering price and redemption price per share, ($11,687 ÷ 1,115 shares of beneficial interest issued and outstanding)	$10.48

Class R3
Net asset value, offering price and redemption price per share, ($10,584 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.49

Class R4
Net asset value, offering price and redemption price per share, ($10,591 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.50

Class R5
Net asset value, offering price and redemption price per share, ($10,597 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.51

Class R6
Net asset value, offering price and redemption price per share, ($10,607 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.51

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Operations

For the Period December 10, 2024* through July 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$180

Expenses
Distribution fee(a)	56
Shareholder servicing fees(a)	28
Registration fees(a)	52,478
Professional fees	43,198
Custodian and accounting fees	34,970
Audit fee	20,228
Shareholders’ reports	8,493
Trustees’ fees	5,600
Offering fees	3,206
Transfer agent’s fees and expenses (including affiliated expense of $244)(a)	330
Miscellaneous	5,498

Total expenses	174,085
Less: Fee waiver and/or expense reimbursement(a)	(173,999)

Net expenses	86

Net investment income (loss)	94

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(123)
Net capital gain distributions received	308
Payment from Manager	8

193

Net change in unrealized appreciation (depreciation) on investments	3,276

Net gain (loss) on investment transactions	3,469

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,563

*	Commencement of operations.
(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	17	7	—	—	—
Shareholder servicing fees	7	7	7	7	—	—
Registration fees	13,727	13,726	13,726	3,767	3,767	3,765
Transfer agent’s fees and expenses	42	44	42	42	82	78
Fee waiver and/or expense reimbursement	(33,857)	(34,383)	(33,880)	(23,928)	(23,973)	(23,978)

See Notes to Financial Statements.

PGIM Target Date 2070 Fund  137

PGIM Target Date 2070 Fund

Statement of Changes in Net Assets

December 10, 2024* through July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$94
Net realized gain (loss) on investment transactions	(115)
Net capital gain distributions received	308
Net change in unrealized appreciation (depreciation) on investments	3,276

Net increase (decrease) in net assets resulting from operations	3,563

Dividends and Distributions
Distributions from distributable earnings
Class R1	(82)
Class R2	(83)
Class R3	(83)
Class R4	(83)
Class R5	(84)
Class R6	(85)

(500)

Fund share transactions
Net proceeds from shares sold	61,059
Net asset value of shares issued in reinvestment of dividends and distributions	500

Net increase (decrease) in net assets from Fund share transactions	61,559

Total increase (decrease)	64,622

Net Assets:
Beginning of period	—

End of period	$64,622

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights

Class R1 Shares
	December 10, 2024(a) through July 31,

	2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(c)
Net realized and unrealized gain (loss) on investment transactions	0.56
Total from investment operations	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.06)
Total dividends and distributions	(0.08)
Net asset value, end of period	$10.47
Total Return(d):	5.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.62	%(f)
Expenses before waivers and/or expense reimbursement	432.02	%(f)
Net investment income (loss)	(0.16	)%(f)
Portfolio turnover rate(g)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 139

PGIM Target Date 2070 Fund

Financial Highlights  (continued)

Class R2 Shares
	December 10, 2024(a) through July 31,

	2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	0.55
Total from investment operations	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.06)
Total dividends and distributions	(0.08)
Net asset value, end of period	$10.48
Total Return(c):	5.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.37	%(e)
Expenses before waivers and/or expense reimbursement	425.57	%(e)
Net investment income (loss)	0.09	%(e)
Portfolio turnover rate(f)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights  (continued)

Class R3 Shares
	December 10, 2024(a) through July 31,

	2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment transactions	0.55
Total from investment operations	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.06)
Total dividends and distributions	(0.08)
Net asset value, end of period	$10.49
Total Return(c):	5.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.22	%(e)
Expenses before waivers and/or expense reimbursement	431.41	%(e)
Net investment income (loss)	0.24	%(e)
Portfolio turnover rate(f)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 141

PGIM Target Date 2070 Fund

Financial Highlights  (continued)

Class R4 Shares
	December 10, 2024(a) through July 31,

	2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment transactions	0.56
Total from investment operations	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.06)
Total dividends and distributions	(0.08)
Net asset value, end of period	$10.50
Total Return(c):	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.12	%(e)
Expenses before waivers and/or expense reimbursement	331.40	%(e)
Net investment income (loss)	0.35	%(e)
Portfolio turnover rate(f)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights  (continued)

Class R5 Shares
	December 10, 2024(a) through July 31,

	2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.56
Total from investment operations	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.06)
Total dividends and distributions	(0.08)
Net asset value, end of period	$10.51
Total Return(c):	6.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.02	%(e)
Expenses before waivers and/or expense reimbursement	331.89	%(e)
Net investment income (loss)	0.45	%(e)
Portfolio turnover rate(f)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 143

PGIM Target Date 2070 Fund

Financial Highlights  (continued)

Class R6 Shares
	December 10, 2024(a) through July 31,

	2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.57
Total from investment operations	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	(0.06)
Total dividends and distributions	(0.09)
Net asset value, end of period	$10.51
Total Return(c):	6.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	331.79	%(e)
Net investment income (loss)	0.46	%(e)
Portfolio turnover rate(g)	12%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 59.9%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,144,728	$73,680,971
Fixed Income — 40.0%
PGIM Total Return Bond Fund (Class R6)	4,109,554	49,232,452

TOTAL LONG-TERM INVESTMENTS (cost $99,477,761)		122,913,423

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $123,025)	123,025	123,025

TOTAL INVESTMENTS 100.0% (cost $99,600,786)(wa)		123,036,448
Liabilities in excess of other assets (0.0)%		(24,678)

NET ASSETS 100.0%		$123,011,770

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$73,680,971	$—	$—
Fixed Income	49,232,452	—	—
Short-Term Investment
Affiliated Mutual Fund	123,025	—	—

Total	$123,036,448	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Domestic Equity	59.9%
Fixed Income	40.0
Short-Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*  Less than 0.05%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 145

PGIM 60/40 Allocation Fund

Statement of Assets & Liabilities

as of July 31, 2025

Assets
Investments at value:
Affiliated investments (cost $99,600,786)	$123,036,448
Receivable for investments sold	853,751
Due from Manager	5,433
Prepaid expenses	75

Total Assets	123,895,707

Liabilities
Payable for investments purchased	844,158
Accrued expenses and other liabilities	35,395
Payable for Fund shares purchased	3,458
Trustees’ fees payable	900
Affiliated transfer agent fee payable	26

Total Liabilities	883,937

Net Assets	$123,011,770

Net assets were comprised of:
Shares of beneficial interest, at par	$8,902
Paid-in capital in excess of par	104,797,176
Total distributable earnings (loss)	18,205,692

Net assets, July 31, 2025	$123,011,770

Class R6
Net asset value, offering price and redemption price per share, ($123,011,770 ÷ 8,902,210 shares of beneficial interest issued and outstanding)	$13.82

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,799,793

Expenses
Management fee	22,575
Custodian and accounting fees	38,865
Professional fees	36,120
Audit fee	23,566
Shareholders’ reports	11,377
Trustees’ fees	11,057
Fund data services	8,557
Commitment fees	3,697
Transfer agent’s fees and expenses (including affiliated expense of $ 115)	124
Miscellaneous	4,792

Total expenses	160,730
Less: Fee waiver and/or expense reimbursement	(121,519)

Net expenses	39,211

Net investment income (loss)	2,760,582

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(2,313,915)
Net capital gain distributions received	6,098,574

3,784,659

Net change in unrealized appreciation (depreciation) on investments	4,158,989

Net gain (loss) on investment transactions	7,943,648

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,704,230

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 147

PGIM 60/40 Allocation Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,760,582	$2,856,566
Net realized gain (loss) on investment transactions	(2,313,915)	(841,760)
Net capital gain distributions received	6,098,574	1,270,856
Net change in unrealized appreciation (depreciation) on investments	4,158,989	13,663,202

Net increase (decrease) in net assets resulting from operations	10,704,230	16,948,864

Dividends and Distributions
Distributions from distributable earnings
Class R6	(8,535,684)	(2,933,603)

Fund share transactions
Net proceeds from shares sold (1,429,486 and 1,231,220 shares, respectively)	19,178,109	15,250,533
Net asset value of shares issued in reinvestment of dividends and distributions (650,586 and 243,298 shares, respectively)	8,535,684	2,933,603
Cost of shares purchased (1,425,929 and 1,012,502 shares, respectively)	(19,110,836)	(12,726,682)

Net increase (decrease) in net assets from Fund share transactions	8,602,957	5,457,454

Total increase (decrease)	10,771,503	19,472,715

Net Assets:

Beginning of year	112,240,267	92,767,552

End of year	$123,011,770	$112,240,267

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Financial Highlights

Class R6 Shares

	Year Ended July 31,

	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.61	$11.91	$11.89		$13.59	$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.35	0.35		0.25	0.22
Net realized and unrealized gain (loss) on investment transactions	0.94	1.71	0.32	(b)	(1.04)	2.15
Total from investment operations	1.27	2.06	0.67		(0.79)	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.77)	(0.34)	(0.30)		(0.85)	(0.19)
Distributions from net realized gains	(0.29)	(0.02)	(0.35)		(0.06)	(0.12)
Total dividends and distributions	(1.06)	(0.36)	(0.65)		(0.91)	(0.31)
Net asset value, end of year	$13.82	$13.61	$11.91		$11.89	$13.59
Total Return(c):	9.77%	17.67%	6.35%		(6.34)%	20.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$123,012	$112,240	$92,768		$82,535	$76,709
Average net assets (000)	$112,873	$100,762	$84,138		$82,858	$53,068
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03%	0.04%	0.04	%(e)	0.03%	0.04%
Expenses before waivers and/or expense reimbursement	0.14%	0.16%	0.19%		0.17%	0.27%
Net investment income (loss)	2.45%	2.83%	3.17%		1.97%	1.76%
Portfolio turnover rate(f)	27%	18%	21%		20%	22%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, respectively which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 149

Notes to Financial Statements

1.  Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: PGIM Target Date Income Fund (“Target Date Income”), PGIM Target Date 2020 Fund (“Target Date” 2020), PGIM Target Date 2025 Fund (“Target Date 2025”), PGIM Target Date 2030 Fund (“Target Date 2030”), PGIM Target Date 2035 Fund (“Target Date 2035”), PGIM Target Date 2040 Fund (“Target Date 2040”), PGIM Target Date 2045 Fund (“Target Date 2045”), PGIM Target Date 2050 Fund (“Target Date 2050”), PGIM Target Date 2055 Fund (“Target Date 2055”), PGIM Target Date 2060 Fund (“Target Date 2060”), PGIM Target Date 2065 Fund (“Target Date 2065”), PGIM Target Date 2070 Fund (“Target Date 2070”) (each a “Target Date Fund” or collectively the “PGIM Target Date Funds” or “Target Date Funds”) and PGIM 60/40 Allocation Fund (“60/40 Allocation”) (the Target Date Funds and 60/40 Allocation Fund are each referred to as a “Fund” and collectively the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each Fund is to seek a balance between growth and conservation of capital. Each Fund seeks to achieve its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (each, an “Underlying Fund”).

2.  Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Investments in open-end funds (other than exchanged-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Target Date Income:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Target Date Income:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

3.  Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”) with respect to the PGIM Target Date Funds, and with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) with respect to the 60/40 Allocation Fund (each a “subadviser” and collectively the “subadvisers”).

Each Target Date Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.00% of the Target Date Fund’s average daily net assets, accrued daily and payable monthly. The 60/40 Allocation Fund pays PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Fund’s average daily net assets, accrued daily and payable monthly. All amounts paid or payable by the Funds to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class of the Target Date Funds to the same extent that it waives such expenses on any other share class of the Target Date Funds. Fund fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to the Target Date Funds, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. With respect to the 60/40 Allocation Fund, this waiver may not be terminated prior to November 30, 2026 without the prior approval of the Fund’s Board of Trustees. The expense limitations attributable to each class are as follows:

Fund	Expense Limitations
Target Date Funds - Class R1	1.00%
Target Date Funds - Class R2	0.75
Target Date Funds - Class R3	0.60
Target Date Funds - Class R4	0.50
Target Date Funds - Class R5	0.40
Target Date Funds - Class R6	0.25
60/40 Allocation - Class R6	0.40

The RIC, on behalf of each Fund, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund. The Target Date Funds compensate PIMS for distributing and servicing the Target Date Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Target Date Fund compensates PIMS for distribution related activities at an annual rate of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund.

The Target Date Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Funds’ annual gross and net distribution rates and maximum shareholder servicing fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Target Date Funds - Class R1	0.50%	0.50%	0.10%
Target Date Funds - Class R2	0.25	0.25	0.10
Target Date Funds - Class R3	0.10	0.10	0.10
Target Date Funds - Class R4	N/A	N/A	0.10
Target Date Funds - Class R5	N/A	N/A	N/A
Target Date Funds - Class R6	N/A	N/A	N/A
60/40 Allocation - Class R6	N/A	N/A	N/A

PGIM Investments, PIMS, PGIM DC Solutions, PGIM Quantitative Solutions, and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.  Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year or period ended July 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Target Date Income	$ 5,734,555	$ 8,188,362
Target Date 2020	10,944,734	12,782,721
Target Date 2025	17,428,429	18,103,311
Target Date 2030	22,554,750	21,690,623
Target Date 2035	20,983,833	15,706,067
Target Date 2040	17,112,587	16,370,779
Target Date 2045	14,489,154	11,423,798
Target Date 2050	10,019,372	6,416,014
Target Date 2055	5,114,593	3,929,730
Target Date 2060	5,283,257	4,110,061
Target Date 2065	908,702	435,902
Target Date 2070	68,422	7,005
60/40 Allocation	39,940,186	31,021,339

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year or period ended July 31, 2025, is presented as follows:

Target Date Income:

Value, Beginning of Year	Cost of Purchases***	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,800,826	$ 2,719,512	$ 1,181,316	$158,663	$(149,263)	$ 4,348,422	506,219	$151,620	$ —

PGIM Global Real Estate Fund (Class R6)
1,045,287	1,268,802	618,247	21,121	23,707	1,740,670	87,471	37,065	—

Notes to Financial Statements (continued)

Target Date Income (cont’d.):

Value, Beginning of Year	Cost of Purchases***	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
$ 210,316	$ 43,730	$ 254,823	$(78,280)	$ 79,057	$ —	—	$ 468	$ 15,701

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,056,090	1,004,296	647,448	126,737	(55,088)	1,484,587	216,097	39,991	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
813,529	746,587	542,424	63,688	64,417	1,145,797	73,827	34,282	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
2,830,225	2,813,630	2,051,042	236,791	183,979	4,013,583	84,001	32,461	82,651

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
210,372	331,096	172,152	(19,035)	(1,871)	348,410	36,105	2,324	29,126

PGIM TIPS Fund (Class R6)
4,031,415	3,266,550	1,548,374	247,777	(219,851)	5,777,517	689,441	216,619	—

PGIM Total Return Bond Fund (Class R6)
2,799,449	2,705,937	1,172,536	204,599	(190,224)	4,347,225	362,874	172,848	—
$15,797,509	$14,900,140	$ 8,188,362	$962,061	$(265,137)	$23,206,211		$687,678	$127,478

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,805,466	$ 2,216,301	$ 2,068,332	$ —	$ —	$ 1,953,435	1,953,435	$ 87,814	$ —
$17,602,975	$17,116,441	$10,256,694	$962,061	$(265,137)	$25,159,646		$775,492	$127,478

Target Date 2020:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,526,578	$1,711,806	$1,460,921	$145,490	$(175,577)	$4,747,376	552,663	$189,490	$ —

PGIM Global Real Estate Fund (Class R6)
2,111,664	1,092,889	910,932	18,682	29,251	2,341,554	117,666	58,292	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
516,940	288,910	303,684	(53,702)	19,833	468,297	34,689	1,203	40,318

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,133,538	689,637	917,596	161,456	(69,948)	1,997,087	290,697	84,387	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,286,649	770,161	1,123,478	39,313	104,787	2,077,432	133,855	100,684	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
7,032,839	2,312,999	3,689,114	475,741	278,907	6,411,372	134,185	84,279	214,589

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
517,078	287,916	276,005	(68,005)	7,700	468,684	48,568	5,967	74,802

PGIM TIPS Fund (Class R6)
7,648,539	1,843,083	2,357,467	277,852	(315,956)	7,096,051	846,784	297,469	—

PGIM Total Return Bond Fund (Class R6)
5,584,741	1,947,333	1,743,524	244,927	(270,392)	5,763,085	481,059	265,173	—

Target Date 2020 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions
$32,358,566	$10,944,734	$12,782,721	$1,241,754	$(391,395)	$31,370,938		$1,086,944	$329,709

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,197,241	$ 864,523	$ 1,651,415	$ —	$ —	$ 2,410,349	2,410,349	$ 129,667	$ —
$35,555,807	$11,809,257	$14,434,136	$1,241,754	$(391,395)	$33,781,287		$1,216,611	$329,709

Target Date 2025:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 5,371,679	$ 2,561,354	$ 1,863,300	$ 134,941	$(175,913)	$ 6,028,761	701,835	$ 242,942	$ —

PGIM Global Real Estate Fund (Class R6)
2,863,872	1,059,170	1,111,840	14,264	29,193	2,854,659	143,450	78,083	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
854,753	530,210	460,825	(71,293)	3,528	856,373	63,435	2,094	70,126

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,893,588	1,150,651	1,327,832	217,651	(93,570)	2,840,488	413,463	120,469	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,886,277	1,459,053	1,818,907	178,237	107,953	3,812,613	245,658	180,064	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
10,963,247	4,051,840	5,451,733	964,038	271,355	10,798,747	226,010	138,248	352,001

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
854,983	598,370	443,485	(96,961)	(8,215)	904,692	93,750	10,380	130,144

PGIM TIPS Fund (Class R6)
9,508,738	2,896,155	3,213,777	354,535	(414,097)	9,131,554	1,089,684	394,233	—

PGIM Total Return Bond Fund (Class R6)
7,190,663	3,121,626	2,411,612	288,762	(330,096)	7,859,343	656,039	366,221	—

$44,387,800	$17,428,429	$18,103,311	$1,984,174	$(609,862)	$45,087,230		$1,532,734	$552,271

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,844,643	$ 1,282,146	$ 2,184,673	$ —	$ —	$ 2,942,116	2,942,116	$ 162,635	$ —
$48,232,443	$18,710,575	$20,287,984	$1,984,174	$(609,862)	$48,029,346		$1,695,369	$552,271

Target Date 2030:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,110,431	$2,940,138	$1,616,472	$ 119,658	$(138,590)	$5,415,165	630,403	$204,519	$ —

PGIM Global Real Estate Fund (Class R6)
3,229,459	1,257,272	1,165,124	30,250	22,037	3,373,894	169,542	89,806	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,256,292	766,186	687,696	(112,248)	14,528	1,237,062	91,634	3,115	104,334

Notes to Financial Statements (continued)

Target Date 2030 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
$ 3,154,269	$ 1,372,184	$ 1,321,984	$ 228,279	$ (75,557)	$ 3,357,191	488,674	$ 134,084	$ —

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
549,597	127,841	665,276	(107,847)	95,685	—	—	15,268	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,245,913	2,350,624	2,416,482	357,964	94,590	5,632,609	362,926	246,597	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
14,407,250	5,467,437	7,062,915	1,288,055	364,673	14,464,500	302,731	184,332	469,338

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,256,631	788,506	593,489	(147,879)	(9,421)	1,294,348	134,129	15,480	194,096

PGIM TIPS Fund (Class R6)
9,639,638	3,451,397	3,387,115	314,320	(361,911)	9,656,329	1,152,307	407,202	—

PGIM Total Return Bond Fund (Class R6)
7,892,446	4,033,165	2,774,070	287,860	(321,627)	9,117,774	761,083	413,568	—
$50,741,926	$22,554,750	$21,690,623	$2,258,412	$(315,593)	$53,548,872		$1,713,971	$767,768

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,687,336	$ 1,392,690	$ 1,895,997	$ —	$ —	$ 3,184,029	3,184,029	$ 165,412	$ —
$54,429,262	$23,947,440	$23,586,620	$2,258,412	$(315,593)	$56,732,901		$1,879,383	$767,768

Target Date 2035:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,425,040	$1,951,954	$ 881,110	$ 35,305	$ (46,639)	$ 3,484,550	405,652	$ 122,780	$ —

PGIM Global Real Estate Fund (Class R6)
2,413,320	1,260,507	754,091	28,563	(1,797)	2,946,502	148,065	72,238	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,448,436	951,948	655,730	(110,737)	(13,389)	1,620,528	120,039	3,731	125,014

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,102,176	1,163,991	916,367	135,285	(41,795)	2,443,290	355,646	92,205	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,189,743	494,571	647,596	134,290	16,152	1,187,160	85,840	34,332	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,289,221	2,422,948	2,197,364	394,975	(6,910)	5,902,870	380,340	258,278	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
13,546,834	6,426,315	5,502,547	1,780,506	(52,523)	16,198,585	339,024	180,047	458,428

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,490,701	1,056,352	583,270	(160,715)	(33,772)	1,769,296	183,347	19,077	239,195

PGIM TIPS Fund (Class R6)
5,107,638	2,572,450	1,704,081	80,641	(104,023)	5,952,625	710,337	230,029	—

Target Date 2035 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 5,181,992	$ 2,682,797	$ 1,863,911	$ 64,600	$ (93,599)	$ 5,971,879	498,487	$ 261,632	$ —
$40,195,101	$20,983,833	$15,706,067	$2,382,713	$(378,295)	$47,477,285		$1,274,349	$822,637

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 1,932,326	$ 1,128,318	$ 1,021,830	$ —	$ —	$ 2,038,814	2,038,814	$ 92,777	$ —
$42,127,427	$22,112,151	$16,727,897	$2,382,713	$(378,295)	$49,516,099		$1,367,126	$822,637

Target Date 2040:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,978,311	$ 994,121	$ 747,066	$ 16,512	$ (29,978)	$ 2,211,900	257,497	$ 86,465	$ —

PGIM Global Real Estate Fund (Class R6)
2,021,304	816,446	678,938	18,495	4,595	2,181,902	109,643	56,092	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,862,787	996,931	738,142	(155,391)	(2,530)	1,963,655	145,456	4,577	153,289

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,042,419	981,147	942,231	134,376	(44,654)	2,171,057	316,020	85,249	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,948,562	672,890	943,759	218,730	37,685	1,934,108	139,849	53,168	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,542,613	2,523,437	2,792,109	412,897	44,748	6,731,586	433,736	302,107	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
14,360,533	5,678,313	5,605,345	1,733,252	(10,925)	16,155,828	338,130	180,476	459,519

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,107,390	1,127,338	782,163	(244,085)	(24,842)	2,183,638	226,284	25,501	319,733

PGIM TIPS Fund (Class R6)
3,416,759	1,460,763	1,551,064	65,409	(85,691)	3,306,176	394,532	137,315	—

PGIM Total Return Bond Fund (Class R6)
3,950,595	1,861,201	1,589,962	39,460	(59,842)	4,201,452	350,706	191,922	—
$40,231,273	$17,112,587	$16,370,779	$2,239,655	$(171,434)	$43,041,302		$1,122,872	$932,541

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 721,770	$ 1,180,724	$ 959,841	$ —	$ —	$ 942,653	942,653	$ 39,469	$ —
$40,953,043	$18,293,311	$17,330,620	$2,239,655	$(171,434)	$43,983,955		$1,162,341	$932,541

Target Date 2045:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,019,017	$557,031	$621,120	$(143)	$(10,047)	$944,738	109,981	$39,130	$ —

Notes to Financial Statements (continued)

Target Date 2045 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 1,310,173	$ 716,811	$ 493,520	$ 14,851	$ 5,282	$ 1,553,597	78,070	$ 37,556	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,302,365	955,561	534,926	(119,020)	11,713	1,615,693	119,681	3,086	103,381

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,270,958	708,261	792,799	76,764	(26,371)	1,236,813	180,031	52,310	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,685,963	759,141	813,769	226,584	19,773	1,877,692	135,769	45,234	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,959,433	2,483,507	2,138,259	378,068	12,819	5,695,568	366,982	225,178	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
9,692,039	4,839,777	3,754,952	1,256,063	32,905	12,065,832	252,529	119,771	304,957

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,661,361	1,173,308	624,464	(187,259)	(1,694)	2,021,252	209,456	19,769	247,865

PGIM TIPS Fund (Class R6)
1,371,025	764,413	715,046	5,714	(13,895)	1,412,211	168,522	55,909	—

PGIM Total Return Bond Fund (Class R6)
2,244,931	1,531,344	934,943	6,423	(14,307)	2,833,448	236,515	117,928	—
$26,517,265	$14,489,154	$11,423,798	$1,658,045	$ 16,178	$31,256,844		$715,871	$656,203

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 47,337	$ 838,262	$ 835,046	$ —	$ —	$ 50,553	50,553	$ 2,241	$ —
$26,564,602	$15,327,416	$12,258,844	$1,658,045	$ 16,178	$31,307,397		$718,112	$656,203

Target Date 2050:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 276,273	$258,486	$125,223	$(352)	$(1,130)	$408,054	47,503	$13,848	$—

PGIM Global Real Estate Fund (Class R6)
763,695	514,788	283,115	13,423	(2,370)	1,006,421	50,574	23,679	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
808,329	689,463	324,276	(62,406)	(4,078)	1,107,032	82,002	2,037	68,240

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
617,378	479,671	326,271	34,947	(4,557)	801,168	116,618	26,697	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,204,300	680,295	563,442	194,474	4,941	1,520,568	109,947	33,896	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,275,560	2,028,808	1,399,465	288,631	179	4,193,713	270,213	156,034	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
5,838,893	3,363,613	2,178,994	876,121	(21,819)	7,877,814	164,877	75,697	192,737

Target Date 2050 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
$ 1,238,956	$ 934,536	$ 443,107	$ (125,858)	$(13,133)	$ 1,591,394	164,911	$ 15,467	$193,921

PGIM TIPS Fund (Class R6)
276,638	252,029	121,741	1,273	(1,568)	406,631	48,524	14,276	—

PGIM Total Return Bond Fund (Class R6)
1,165,904	817,683	650,380	(1,787)	(5,606)	1,325,814	110,669	57,060	—
$15,465,926	$10,019,372	$6,416,014	$1,218,466	$(49,141)	$20,238,609		$418,691	$454,898

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 40,899	$ 211,446	$ 211,039	$ —	$ —	$ 41,306	41,306	$ 1,630	$ —
$15,506,825	$10,230,818	$6,627,053	$1,218,466	$(49,141)	$20,279,915		$420,321	$454,898

Target Date 2055:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 82,337	$ 61,580	$ 42,002	$ (125)	$ (434)	$ 101,356	11,799	$ 3,765	$ —

PGIM Global Real Estate Fund (Class R6)
409,684	260,957	174,906	5,463	(1,226)	499,972	25,124	12,263	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
488,041	403,521	214,834	(44,165)	(2,617)	629,946	46,663	1,199	40,157

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
331,194	205,929	250,356	17,645	(5,907)	298,505	43,451	14,180	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
726,404	416,303	354,830	114,135	4,451	906,463	65,543	20,042	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,898,634	1,188,569	903,360	166,269	3,677	2,353,789	151,662	88,663	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,097,369	1,741,295	1,258,972	419,773	(15,337)	3,984,128	83,385	39,364	100,227

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
722,365	524,174	285,971	(82,398)	(7,536)	870,634	90,221	8,841	110,843

PGIM TIPS Fund (Class R6)
98,935	30,443	127,208	(118)	(2,052)	—	—	1,329	—

PGIM Total Return Bond Fund (Class R6)
444,398	281,822	317,291	(2,082)	(1,535)	405,312	33,832	19,629	—
$8,299,361	$5,114,593	$3,929,730	$594,397	$(28,516)	$10,050,105		$209,275	$251,227

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 36,441	$ 189,980	$ 194,845	$ —	$ —	$ 31,576	31,576	$ 1,147	$ —
$8,335,802	$5,304,573	$4,124,575	$594,397	$(28,516)	$10,081,681		$210,422	$251,227

Notes to Financial Statements (continued)

Target Date 2060:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 414,978	$ 275,403	$ 189,824	$ 2,982	$ 3,689	$ 507,228	25,489	$ 11,824	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
504,366	419,144	237,755	(49,888)	13,367	649,234	48,091	1,105	37,003

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
335,473	218,182	262,939	20,128	(8,005)	302,839	44,081	12,549	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
784,948	456,922	393,815	118,734	3,918	970,707	70,189	19,121	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,064,744	1,253,158	991,871	162,619	909	2,489,559	160,410	85,131	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,081,746	1,782,322	1,342,783	368,825	49,508	3,939,618	82,453	34,578	88,042

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
755,084	572,558	333,246	(82,740)	12,229	923,885	95,739	8,158	102,286

PGIM Total Return Bond Fund (Class R6)
466,813	305,568	357,828	(1,545)	(1,815)	411,193	34,323	19,430	—
$8,408,152	$5,283,257	$4,110,061	$539,115	$73,800	$10,194,263		$191,896	$227,331

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 33,442	$ 202,207	$ 204,113	$ —	$ —	$ 31,536	31,536	$ 1,129	$ —
$8,441,594	$5,485,464	$4,314,174	$539,115	$73,800	$10,225,799		$193,025	$227,331

Target Date 2065:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 33,296	$46,988	$ 20,083	$ 686	$(548)	$60,339	3,032	$1,306	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
41,943	67,211	25,404	(3,767)	(1,544)	78,439	5,810	123	4,111

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
26,918	27,181	30,785	1,367	(665)	24,016	3,496	1,404	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
69,920	89,541	46,869	14,940	98	127,630	9,228	2,278	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
166,345	219,949	107,880	21,268	(1,110)	298,572	19,238	9,175	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
248,893	326,426	146,231	46,277	(3,055)	472,310	9,885	3,736	9,512

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
62,060	97,518	36,264	(5,513)	(3,065)	114,736	11,890	897	11,248

Target Date 2065 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 25,416	$ 33,888	$ 22,386	$ (29)	$ (202)	$ 36,687	3,062	$ 1,425	$ —
$674,791	$908,702	$435,902	$75,229	$(10,091)	$1,212,729		$20,344	$24,871

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,761	$ 7,529	$ 6,804	$ —	$ —	$ 2,486	2,486	$ 100	$ —
$676,552	$916,231	$442,706	$75,229	$(10,091)	$1,215,215		$20,444	$24,871

Target Date 2070:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$—	$ 3,565	$ 296	$ (38)	$ (18)	$ 3,213	161	$ 66	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
—	5,155	188	(743)	(48)	4,176	309	9	308

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
—	1,598	331	7	5	1,279	186	48	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
—	6,890	929	833	1	6,795	491	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
—	16,451	2,401	1,765	82	15,897	1,024	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	25,791	2,127	1,591	(107)	25,148	526	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
—	6,682	407	(131)	(35)	6,109	633	—	—

PGIM Total Return Bond Fund (Class R6)
—	2,290	326	(8)	(3)	1,953	163	55	—
$—	$68,422	$7,005	$3,276	$(123)	$64,570		$178	$308

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$—	$ 120	$ 3	$ —	$ —	$ 117	117	$ 2	$ —
$—	$68,542	$7,008	$3,276	$(123)	$64,687		$180	$308

60/40 Allocation:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$ 67,630,570	$22,502,308	$18,481,559	$2,120,442	$ (90,790)	$ 73,680,971	3,144,728	$ 658,972	$6,098,574

PGIM Total Return Bond Fund (Class R6)
44,518,932	17,437,878	12,539,780	2,038,547	(2,223,125)	49,232,452	4,109,554	2,134,958	—
$112,149,502	$39,940,186	$31,021,339	$4,158,989	$(2,313,915)	$122,913,423		$2,793,930	$6,098,574

Notes to Financial Statements (continued)

60/40 Allocation (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 126,008	$ 277,227	$ 280,210	$ —	$ —	$ 123,025	123,025	$ 5,863	$ —
$112,275,510	$40,217,413	$31,301,549	$4,158,989	$(2,313,915)	$123,036,448		$2,799,793	$6,098,574

***	A portion of the amount represents merger activity during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year or period ended July 31, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Target Date Income (a)	$(735,047)	$735,047
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	—	—
Target Date 2070 (b)	11	(11)
60/40 Allocation	—	—

(a)	Due to merger related tax adjustments.
(b)	Due to Non deductible expense.

For the year or period ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Target Date Income	$940,189	$113,468	$—	$1,053,657
Target Date 2020	1,727,218	2,130,074	—	3,857,292
Target Date 2025	2,640,621	2,888,809	—	5,529,430
Target Date 2030	2,833,558	3,973,554	—	6,807,112
Target Date 2035	1,988,156	3,248,787	—	5,236,943
Target Date 2040	1,929,138	3,814,153	—	5,743,291
Target Date 2045	1,279,757	2,505,935	—	3,785,692
Target Date 2050	808,484	1,887,293	—	2,695,777
Target Date 2055	339,881	735,465	—	1,075,346
Target Date 2060	270,261	456,483	—	726,744
Target Date 2065	41,058	21,699	—	62,757
Target Date 2070	253	247	—	500
60/40 Allocation	6,425,500	2,110,184	—	8,535,684

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Target Date Income	$ 760,728	$ 66,004	$—	$ 826,732
Target Date 2020	1,430,788	139,842	—	1,570,630
Target Date 2025	1,899,275	224,057	—	2,123,332
Target Date 2030	1,819,683	892,309	—	2,711,992
Target Date 2035	1,395,349	584,123	—	1,979,472
Target Date 2040	1,059,640	787,083	—	1,846,723
Target Date 2045	773,128	525,702	—	1,298,830
Target Date 2050	529,222	343,627	—	872,849
Target Date 2055	330,580	—	—	330,580
Target Date 2060	260,407	30,703	—	291,110
Target Date 2065	9,182	4,880	—	14,062
Target Date 2070	—	—	—	—
60/40 Allocation	2,814,083	119,520	—	2,933,603

For the year or period ended July 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Target Date Income	$230,524	$82,013
Target Date 2020	725,541	109,639
Target Date 2025	910,653	377,263
Target Date 2030	900,105	20,213
Target Date 2035	548,197	531,798
Target Date 2040	421,323	558,901
Target Date 2045	341,939	345,555
Target Date 2050	150,790	275,249
Target Date 2055	146,495	131,518
Target Date 2060	143,527	121,721
Target Date 2065	3,410	11,877
Target Date 2070	—	39
60/40 Allocation	1,101,216	2,389,102

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Target Date Income	$ 26,577,174	$ 1,732,715	$(3,150,243)	$(1,417,528)
Target Date 2020	35,386,297	2,951,113	(4,556,123)	(1,605,010)
Target Date 2025	49,530,781	4,818,273	(6,319,708)	(1,501,435)
Target Date 2030	55,621,554	6,479,899	(5,368,552)	1,111,347
Target Date 2035	45,965,691	6,939,879	(3,389,471)	3,550,408
Target Date 2040	39,353,720	7,520,123	(2,889,888)	4,630,235
Target Date 2045	27,449,726	5,557,437	(1,699,766)	3,857,671
Target Date 2050	17,446,333	3,779,277	(945,695)	2,833,582
Target Date 2055	8,591,187	1,974,807	(484,313)	1,490,494
Target Date 2060	8,846,218	1,829,244	(449,663)	1,379,581
Target Date 2065	1,088,687	169,295	(42,767)	126,528
Target Date 2070	61,652	4,308	(1,273)	3,035
60/40 Allocation	108,321,074	23,630,850	(8,915,476)	14,715,374

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to

Notes to Financial Statements (continued)

the most recent fiscal year ended July 31, 2025 are subject to such review.

7.  Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Funds, at $0.001 par value per share. The Target Date Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. The 60/40 Allocation Fund currently offers Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date Income–Class R1	4,206	26.8%
Target Date Income–Class R2	4,296	53.5
Target Date Income–Class R3	1,478	2.7
Target Date Income–Class R4	4,385	100.0
Target Date Income–Class R5	4,427	3.3
Target Date 2020–Class R1	1,500	100.0
Target Date 2020–Class R4	1,559	38.2
Target Date 2020–Class R5	1,572	0.6
Target Date 2025–Class R1	1,506	18.9
Target Date 2025–Class R4	1,566	100.0
Target Date 2025–Class R5	1,577	1.8
Target Date 2030–Class R1	1,532	5.4
Target Date 2030–Class R4	1,594	71.6
Target Date 2035–Class R1	1,588	4.3
Target Date 2035–Class R4	1,648	72.8
Target Date 2035–Class R5	1,659	1.1
Target Date 2040 –Class R1	1,588	2.9
Target Date 2040 –Class R4	1,650	22.4
Target Date 2045–Class R1	1,656	7.5
Target Date 2045–Class R4	1,724	37.9
Target Date 2050–Class R1	1,647	5.9
Target Date 2050–Class R3	1,009	0.8
Target Date 2050–Class R4	1,710	18.3
Target Date 2050–Class R5	1,721	0.9
Target Date 2055–Class R1	1,846	11.8
Target Date 2055–Class R2	1,874	6.3
Target Date 2055–Class R3	1,092	8.3
Target Date 2055–Class R4	1,905	33.2
Target Date 2055–Class R5	1,916	2.0
Target Date 2060–Class R1	1,457	8.3
Target Date 2060–Class R4	1,510	56.1
Target Date 2060–Class R5	1,521	1.5
Target Date 2065–Class R1	1,235	76.7
Target Date 2065–Class R2	1,246	5.1
Target Date 2065–Class R3	1,257	32.0
Target Date 2065–Class R4	1,266	100.0
Target Date 2065–Class R5	1,272	47.6
Target Date 2065–Class R6	1,280	2.2
Target Date 2070–Class R1	1,008	100.0
Target Date 2070–Class R2	1,009	90.5
Target Date 2070–Class R3	1,009	100.0
Target Date 2070–Class R4	1,009	100.0

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date 2070–Class R5	1,009	100.0%
Target Date 2070–Class R6	1,009	100.0
60/40 Allocation–Class R6	1,428	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Target Date Income	—	—%
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	1	8.3
Target Date 2070	1	98.3
60/40 Allocation	—	—
Unaffiliated:
Target Date Income	2	87.8
Target Date 2020	2	90.6
Target Date 2025	2	86.8
Target Date 2030	2	87.0
Target Date 2035	3	83.5
Target Date 2040	2	79.7
Target Date 2045	3	83.0
Target Date 2050	4	86.1
Target Date 2055	5	83.9
Target Date 2060	5	84.8
Target Date 2065	5	74.0
Target Date 2070	—	—
60/40 Allocation	1	99.9

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Target Date Income:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	12,879	$133,160
Shares issued in reinvestment of dividends and distributions	225	2,299
Shares issued in merger	1,412	14,163
Shares purchased	(1,538)	(15,983)
Net increase (decrease) in shares outstanding	12,978	$133,639

Year ended July 31, 2024:
Shares sold	28	$274
Shares issued in reinvestment of dividends and distributions	89	889
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	116	$1,155

Class R2
Year ended July 31, 2025:
Shares sold	21	$227
Shares issued in reinvestment of dividends and distributions	222	2,263
Shares issued in merger	4,892	49,062
Shares purchased	(144)	(1,504)
Net increase (decrease) in shares outstanding	4,991	$50,048

Year ended July 31, 2024:
Shares sold	131	$1,278
Shares issued in reinvestment of dividends and distributions	109	1,082
Shares purchased	(524)	(5,253)
Net increase (decrease) in shares outstanding	(284)	$(2,893)

Class R3
Year ended July 31, 2025:
Shares sold	33,936	$345,950
Shares issued in reinvestment of dividends and distributions	1,348	13,752
Shares issued in merger	1,458	14,626
Shares purchased	(36)	(364)
Net increase (decrease) in shares outstanding	36,706	$373,964

Year ended July 31, 2024:
Shares sold	614	$5,997
Shares issued in reinvestment of dividends and distributions	661	6,586
Shares purchased	(47)	(463)
Net increase (decrease) in shares outstanding	1,228	$12,120

Class R4
Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	176	$1,792
Shares issued in merger	1,469	14,732
Net increase (decrease) in shares outstanding	1,645	$16,524

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	102	$1,021
Net increase (decrease) in shares outstanding	102	$1,021

Target Date Income (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2025:
Shares sold	13,218	$136,396
Shares issued in reinvestment of dividends and distributions	5,629	57,253
Shares issued in merger	28,756	289,031
Shares purchased	(9,038)	(93,562)
Net increase (decrease) in shares outstanding	38,565	$389,118

Year ended July 31, 2024:
Shares sold	2,179	$21,414
Shares issued in reinvestment of dividends and distributions	3,656	36,426
Shares purchased	(5,631)	(55,304)
Net increase (decrease) in shares outstanding	204	$2,536

Class R6

Year ended July 31, 2025:
Shares sold	98,267	$1,013,184
Shares issued in reinvestment of dividends and distributions	95,773	976,298
Shares issued in merger	949,850	9,536,491
Shares purchased	(531,389)	(5,492,961)
Net increase (decrease) in shares outstanding	612,501	$6,033,012

Year ended July 31, 2024:
Shares sold	101,165	$998,114
Shares issued in reinvestment of dividends and distributions	78,378	780,728
Shares purchased	(744,903)	(7,419,434)
Net increase (decrease) in shares outstanding	(565,360)	$(5,640,592)

Target Date 2020:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	158	$1,557
Net increase (decrease) in shares outstanding	158	$1,557

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	42	$430
Net increase (decrease) in shares outstanding	42	$430

Class R2
Year ended July 31, 2025:
Shares sold	2,426	$25,277
Shares issued in reinvestment of dividends and distributions	894	8,819
Shares purchased	(1,278)	(12,968)
Net increase (decrease) in shares outstanding	2,042	$21,128

Year ended July 31, 2024:
Shares sold	2,810	$28,987
Shares issued in reinvestment of dividends and distributions	226	2,324
Shares purchased	(1,755)	(18,142)
Net increase (decrease) in shares outstanding	1,281	$13,169

Notes to Financial Statements (continued)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Class R3
Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	9,061	$89,524
Shares purchased	(11,542)	(113,344)
Net increase (decrease) in shares outstanding	(2,481)	$(23,820)

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	3,482	$35,797
Shares purchased	(25,558)	(264,720)
Net increase (decrease) in shares outstanding	(22,076)	$(228,923)

Class R4
Year ended July 31, 2025:
Shares sold	1,089	$11,260
Shares issued in reinvestment of dividends and distributions	358	3,538
Shares purchased	(4)	(48)
Net increase (decrease) in shares outstanding	1,443	$14,750

Year ended July 31, 2024:
Shares sold	1,247	$13,088
Shares issued in reinvestment of dividends and distributions	50	510
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	1,296	$13,590

Class R5
Year ended July 31, 2025:
Shares sold	49,695	$515,545
Shares issued in reinvestment of dividends and distributions	28,382	280,411
Shares purchased	(83,005)	(877,310)
Net increase (decrease) in shares outstanding	(4,928)	$(81,354)

Year ended July 31, 2024:
Shares sold	12,917	$134,191
Shares issued in reinvestment of dividends and distributions	10,154	104,387
Shares purchased	(35,237)	(371,151)
Net increase (decrease) in shares outstanding	(12,166)	$(132,573)

Class R6
Year ended July 31, 2025:
Shares sold	279,453	$2,856,642
Shares issued in reinvestment of dividends and distributions	353,351	3,473,443
Shares purchased	(637,831)	(6,544,853)
Net increase (decrease) in shares outstanding	(5,027)	$(214,768)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	110,209	$1,148,001
Shares issued in reinvestment of dividends and distributions	139,373	1,427,182
Shares purchased	(941,392)	(9,681,642)
Net increase (decrease) in shares outstanding	(691,810)	$(7,106,459)
Target Date 2025:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	6,802	$72,281
Shares issued in reinvestment of dividends and distributions	176	1,808
Shares purchased	(567)	(6,418)
Net increase (decrease) in shares outstanding	6,411	$67,671

Year ended July 31, 2024:
Shares sold	195	$2,163
Shares issued in reinvestment of dividends and distributions	38	409
Net increase (decrease) in shares outstanding	233	$2,572

Class R2
Year ended July 31, 2025:
Shares sold	8,216	$90,620
Shares issued in reinvestment of dividends and distributions	2,794	28,663
Shares purchased	(40,939)	(471,923)
Net increase (decrease) in shares outstanding	(29,929)	$(352,640)

Year ended July 31, 2024:
Shares sold	43,045	$460,464
Shares issued in reinvestment of dividends and distributions	518	5,492
Shares purchased	(2,609)	(28,295)
Net increase (decrease) in shares outstanding	40,954	$437,661

Class R3
Year ended July 31, 2025:
Shares sold	905	$9,829
Shares issued in reinvestment of dividends and distributions	5,598	57,434
Shares purchased	(1,807)	(19,076)
Net increase (decrease) in shares outstanding	4,696	$48,187

Year ended July 31, 2024:
Shares sold	895	$9,496
Shares issued in reinvestment of dividends and distributions	1,467	15,551
Net increase (decrease) in shares outstanding	2,362	$25,047

Class R4
Year ended July 31, 2025:
Shares sold	8	$133
Shares issued in reinvestment of dividends and distributions	172	1,760
Shares purchased	(18,400)	(213,255)
Net increase (decrease) in shares outstanding	(18,220)	$(211,362)

Year ended July 31, 2024:
Shares sold	17,853	$186,653
Shares issued in reinvestment of dividends and distributions	620	6,574
Shares purchased	(35)	(370)
Net increase (decrease) in shares outstanding	18,438	$192,857

Notes to Financial Statements (continued)

Target Date 2025 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2025:
Shares sold	26,427	$285,574
Shares issued in reinvestment of dividends and distributions	10,125	103,985
Shares purchased	(27,493)	(295,105)
Net increase (decrease) in shares outstanding	9,059	$94,454

Year ended July 31, 2024:
Shares sold	29,210	$311,075
Shares issued in reinvestment of dividends and distributions	2,741	29,051
Shares purchased	(20,088)	(219,257)
Net increase (decrease) in shares outstanding	11,863	$120,869

Class R6
Year ended July 31, 2025:
Shares sold	587,882	$6,546,683
Shares issued in reinvestment of dividends and distributions	519,045	5,335,780
Shares purchased	(911,579)	(9,795,516)
Net increase (decrease) in shares outstanding	195,348	$2,086,947

Year ended July 31, 2024:
Shares sold	420,265	$4,568,831
Shares issued in reinvestment of dividends and distributions	194,563	2,066,255
Shares purchased	(2,423,245)	(25,801,845)
Net increase (decrease) in shares outstanding	(1,808,417)	$(19,166,759)
Target Date 2030:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	21,941	$248,466
Shares issued in reinvestment of dividends and distributions	959	10,439
Shares purchased	(2,907)	(35,616)
Net increase (decrease) in shares outstanding	19,993	$223,289

Year ended July 31, 2024:
Shares sold	2,264	$26,210
Shares issued in reinvestment of dividends and distributions	221	2,473
Shares purchased	(455)	(5,078)
Net increase (decrease) in shares outstanding	2,030	$23,605

Class R2
Year ended July 31, 2025:
Shares sold	3,120	$36,232
Shares issued in reinvestment of dividends and distributions	4,333	47,275
Shares purchased	(2,567)	(29,276)
Net increase (decrease) in shares outstanding	4,886	$54,231

Target Date 2030 (cont’d.):

Share Class	Shares	Amount
Year ended July 31, 2024:
Shares sold	3,734	$42,289
Shares issued in reinvestment of dividends and distributions	1,092	12,260
Shares purchased	(432)	(4,910)
Net increase (decrease) in shares outstanding	4,394	$49,639

Class R3
Year ended July 31, 2025:
Shares sold	15,008	$172,523
Shares issued in reinvestment of dividends and distributions	19,450	212,000
Shares purchased	(12,573)	(150,807)
Net increase (decrease) in shares outstanding	21,885	$233,716

Year ended July 31, 2024:
Shares sold	15,372	$174,429
Shares issued in reinvestment of dividends and distributions	5,492	61,623
Shares purchased	(5,215)	(59,474)
Net increase (decrease) in shares outstanding	15,649	$176,578

Class R4
Year ended July 31, 2025:
Shares sold	395	$4,427
Shares issued in reinvestment of dividends and distributions	221	2,409
Shares purchased	(1,101)	(13,313)
Net increase (decrease) in shares outstanding	(485)	$(6,477)

Year ended July 31, 2024:
Shares sold	1,495	$16,946
Shares issued in reinvestment of dividends and distributions	153	1,715
Shares purchased	(2,240)	(25,441)
Net increase (decrease) in shares outstanding	(592)	$(6,780)

Class R5
Year ended July 31, 2025:
Shares sold	44,996	$512,767
Shares issued in reinvestment of dividends and distributions	61,441	670,319
Shares purchased	(191,777)	(2,210,289)
Net increase (decrease) in shares outstanding	(85,340)	$(1,027,203)

Year ended July 31, 2024:
Shares sold	142,232	$1,614,624
Shares issued in reinvestment of dividends and distributions	19,162	214,999
Shares purchased	(37,630)	(431,571)
Net increase (decrease) in shares outstanding	123,764	$1,398,052

Class R6
Year ended July 31, 2025:
Shares sold	792,588	$9,332,187
Shares issued in reinvestment of dividends and distributions	536,560	5,864,606
Shares purchased	(883,363)	(10,102,105)
Net increase (decrease) in shares outstanding	445,785	$5,094,688

Notes to Financial Statements (continued)

Target Date 2030 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	546,694	$6,253,393
Shares issued in reinvestment of dividends and distributions	215,206	2,418,912
Shares purchased	(2,174,899)	(24,649,096)
Net increase (decrease) in shares outstanding	(1,412,999)	$(15,976,791)

Target Date 2035:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	33,366	$387,764
Shares issued in reinvestment of dividends and distributions	436	4,912
Shares purchased	(1,534)	(19,442)
Net increase (decrease) in shares outstanding	32,268	$373,234

Year ended July 31, 2024:
Shares sold	2,016	$24,281
Shares issued in reinvestment of dividends and distributions	91	1,035
Shares purchased	(352)	(3,858)
Net increase (decrease) in shares outstanding	1,755	$21,458

Class R2
Year ended July 31, 2025:
Shares sold	5,894	$70,942
Shares issued in reinvestment of dividends and distributions	2,756	31,089
Shares purchased	(53,949)	(686,507)
Net increase (decrease) in shares outstanding	(45,299)	$(584,476)

Year ended July 31, 2024:
Shares sold	61,260	$711,007
Shares issued in reinvestment of dividends and distributions	575	6,538
Shares purchased	(3,071)	(35,569)
Net increase (decrease) in shares outstanding	58,764	$681,976

Class R3
Year ended July 31, 2025:
Shares sold	23,587	$277,093
Shares issued in reinvestment of dividends and distributions	13,571	153,214
Shares purchased	(992)	(11,887)
Net increase (decrease) in shares outstanding	36,166	$418,420

Year ended July 31, 2024:
Shares sold	63,823	$728,084
Shares issued in reinvestment of dividends and distributions	3,001	34,178
Shares purchased	(1,051)	(11,750)
Net increase (decrease) in shares outstanding	65,773	$750,512

Target Date 2035 (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended July 31, 2025:
Shares sold	254	$2,934
Shares issued in reinvestment of dividends and distributions	234	2,646
Shares purchased	(1)	(14)
Net increase (decrease) in shares outstanding	487	$5,566

Year ended July 31, 2024:
Shares sold	318	$3,805
Shares issued in reinvestment of dividends and distributions	55	627
Shares purchased	— **	(2)
Net increase (decrease) in shares outstanding	373	$4,430

Class R5
Year ended July 31, 2025:
Shares sold	43,359	$524,447
Shares issued in reinvestment of dividends and distributions	16,990	191,989
Shares purchased	(21,323)	(241,280)
Net increase (decrease) in shares outstanding	39,026	$475,156

Year ended July 31, 2024:
Shares sold	50,930	$608,669
Shares issued in reinvestment of dividends and distributions	3,014	34,329
Shares purchased	(18,443)	(215,377)
Net increase (decrease) in shares outstanding	35,501	$427,621

Class R6
Year ended July 31, 2025:
Shares sold	791,331	$9,583,920
Shares issued in reinvestment of dividends and distributions	429,098	4,853,093
Shares purchased	(557,820)	(6,669,673)
Net increase (decrease) in shares outstanding	662,609	$7,767,340

Year ended July 31, 2024:
Shares sold	635,419	$7,433,001
Shares issued in reinvestment of dividends and distributions	167,056	1,902,765
Shares purchased	(2,101,801)	(23,909,087)
Net increase (decrease) in shares outstanding	(1,299,326)	$(14,573,321)

** Less than 1 share.

Target Date 2040:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	52,438	$639,413
Shares issued in reinvestment of dividends and distributions	909	10,720
Shares purchased	(2,650)	(32,837)
Net increase (decrease) in shares outstanding	50,697	$617,296

Year ended July 31, 2024:
Shares sold	513	$6,011
Shares issued in reinvestment of dividends and distributions	157	1,885
Shares purchased	(33)	(397)
Net increase (decrease) in shares outstanding	637	$7,499

Notes to Financial Statements (continued)

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2025:
Shares sold	44,069	$537,769
Shares issued in reinvestment of dividends and distributions	4,015	47,401
Shares purchased	(6,694)	(82,177)
Net increase (decrease) in shares outstanding	41,390	$502,993

Year ended July 31, 2024:
Shares sold	10,414	$130,330
Shares issued in reinvestment of dividends and distributions	685	8,256
Shares purchased	(4,809)	(57,089)
Net increase (decrease) in shares outstanding	6,290	$81,497

Class R3
Year ended July 31, 2025:
Shares sold	11,617	$145,803
Shares issued in reinvestment of dividends and distributions	11,937	140,980
Shares purchased	(4,323)	(59,916)
Net increase (decrease) in shares outstanding	19,231	$226,867

Year ended July 31, 2024:
Shares sold	18,667	$231,868
Shares issued in reinvestment of dividends and distributions	2,240	26,986
Net increase (decrease) in shares outstanding	20,907	$258,854

Class R4
Year ended July 31, 2025:
Shares sold	14	$169
Shares issued in reinvestment of dividends and distributions	988	11,680
Shares purchased	(12)	(158)
Net increase (decrease) in shares outstanding	990	$11,691

Year ended July 31, 2024:
Shares sold	630	$7,746
Shares issued in reinvestment of dividends and distributions	217	2,615
Shares purchased	(9)	(114)
Net increase (decrease) in shares outstanding	838	$10,247

Class R5
Year ended July 31, 2025:
Shares sold	47,765	$601,464
Shares issued in reinvestment of dividends and distributions	99,920	1,182,059
Shares purchased	(64,633)	(799,061)
Net increase (decrease) in shares outstanding	83,052	$984,462

Year ended July 31, 2024:
Shares sold	42,213	$514,540
Shares issued in reinvestment of dividends and distributions	23,900	288,229
Shares purchased	(36,352)	(443,911)
Net increase (decrease) in shares outstanding	29,761	$358,858

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended July 31, 2025:
Shares sold	427,936	$5,445,516
Shares issued in reinvestment of dividends and distributions	367,418	4,350,226
Shares purchased	(602,780)	(7,534,504)
Net increase (decrease) in shares outstanding	192,574	$2,261,238

Year ended July 31, 2024:
Shares sold	625,493	$7,719,426
Shares issued in reinvestment of dividends and distributions	125,822	1,518,675
Shares purchased	(1,542,575)	(18,665,568)
Net increase (decrease) in shares outstanding	(791,260)	$(9,427,467)

Target Date 2045:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	20,766	$251,332
Shares issued in reinvestment of dividends and distributions	433	5,014
Shares purchased	(698)	(8,604)
Net increase (decrease) in shares outstanding	20,501	$247,742

Year ended July 31, 2024:
Shares sold	38	$496
Shares issued in reinvestment of dividends and distributions	45	522
Net increase (decrease) in shares outstanding	83	$1,018

Class R2
Year ended July 31, 2025:
Shares sold	61,532	$742,626
Shares issued in reinvestment of dividends and distributions	5,728	66,278
Shares purchased	(48,427)	(647,352)
Net increase (decrease) in shares outstanding	18,833	$161,552

Year ended July 31, 2024:
Shares sold	57,241	$696,834
Shares issued in reinvestment of dividends and distributions	1,126	13,262
Shares purchased	(12,090)	(151,043)
Net increase (decrease) in shares outstanding	46,277	$559,053

Class R3
Year ended July 31, 2025:
Shares sold	7,065	$82,688
Shares issued in reinvestment of dividends and distributions	368	4,262
Shares purchased	(8)	(98)
Net increase (decrease) in shares outstanding	7,425	$86,852

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	81	$955
Net increase (decrease) in shares outstanding	81	$955

Notes to Financial Statements (continued)

Target Date 2045 (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended July 31, 2025:
Shares sold	1,589	$21,493
Shares issued in reinvestment of dividends and distributions	626	7,245
Shares purchased	(1,567)	(21,186)
Net increase (decrease) in shares outstanding	648	$7,552

Year ended July 31, 2024:
Shares sold	66	$798
Shares issued in reinvestment of dividends and distributions	137	1,616
Shares purchased	(1,421)	(16,325)
Net increase (decrease) in shares outstanding	(1,218)	$(13,911)

Class R5
Year ended July 31, 2025:
Shares sold	28,978	$359,626
Shares issued in reinvestment of dividends and distributions	15,220	176,396
Shares purchased	(10,851)	(143,404)
Net increase (decrease) in shares outstanding	33,347	$392,618

Year ended July 31, 2024:
Shares sold	29,906	$359,797
Shares issued in reinvestment of dividends and distributions	3,318	39,119
Shares purchased	(19,091)	(228,501)
Net increase (decrease) in shares outstanding	14,133	$170,415

Class R6
Year ended July 31, 2025:
Shares sold	479,191	$6,079,146
Shares issued in reinvestment of dividends and distributions	303,713	3,526,103
Shares purchased	(393,940)	(5,048,635)
Net increase (decrease) in shares outstanding	388,964	$4,556,614

Year ended July 31, 2024:
Shares sold	388,640	$4,716,361
Shares issued in reinvestment of dividends and distributions	105,263	1,243,152
Shares purchased	(1,357,005)	(16,051,701)
Net increase (decrease) in shares outstanding	(863,102)	$(10,092,188)

Target Date 2050:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	26,395	$330,295
Shares issued in reinvestment of dividends and distributions	1,432	16,936
Shares purchased	(6,971)	(91,556)
Net increase (decrease) in shares outstanding	20,856	$255,675

Target Date 2050 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	2,173	$28,226
Shares issued in reinvestment of dividends and distributions	172	2,115
Shares purchased	(43)	(541)
Net increase (decrease) in shares outstanding	2,302	$29,800

Class R2
Year ended July 31, 2025:
Shares sold	7,665	$99,455
Shares issued in reinvestment of dividends and distributions	6,364	75,604
Shares purchased	(5,655)	(74,113)
Net increase (decrease) in shares outstanding	8,374	$100,946

Year ended July 31, 2024:
Shares sold	6,247	$78,537
Shares issued in reinvestment of dividends and distributions	1,262	15,550
Shares purchased	(10,011)	(129,243)
Net increase (decrease) in shares outstanding	(2,502)	$(35,156)

Class R3
Year ended July 31, 2025:
Shares sold	119,540	$1,357,413
Shares issued in reinvestment of dividends and distributions	341	4,042
Shares purchased	(1,092)	(13,697)
Net increase (decrease) in shares outstanding	118,789	$1,347,758

Year ended July 31, 2024:
Shares sold	199	$2,543
Shares issued in reinvestment of dividends and distributions	60	735
Shares purchased	(1)	(10)
Net increase (decrease) in shares outstanding	258	$3,268

Class R4
Year ended July 31, 2025:
Shares sold	171	$2,181
Shares issued in reinvestment of dividends and distributions	1,716	20,317
Shares purchased	(1,490)	(18,704)
Net increase (decrease) in shares outstanding	397	$3,794

Year ended July 31, 2024:
Shares sold	613	$7,657
Shares issued in reinvestment of dividends and distributions	318	3,912
Shares purchased	(16)	(200)
Net increase (decrease) in shares outstanding	915	$11,369

Class R5
Year ended July 31, 2025:
Shares sold	57,344	$697,442
Shares issued in reinvestment of dividends and distributions	28,228	335,350
Shares purchased	(27,753)	(359,546)
Net increase (decrease) in shares outstanding	57,819	$673,246

Year ended July 31, 2024:
Shares sold	41,078	$514,586
Shares issued in reinvestment of dividends and distributions	5,010	61,726
Shares purchased	(18,942)	(244,994)
Net increase (decrease) in shares outstanding	27,146	$331,318

Notes to Financial Statements (continued)

Target Date 2050 (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended July 31, 2025:
Shares sold	276,151	$3,658,853
Shares issued in reinvestment of dividends and distributions	188,373	2,243,528
Shares purchased	(221,231)	(2,869,630)
Net increase (decrease) in shares outstanding	243,293	$3,032,751

Year ended July 31, 2024:
Shares sold	294,136	$3,757,979
Shares issued in reinvestment of dividends and distributions	63,871	788,811
Shares purchased	(1,044,547)	(12,959,276)
Net increase (decrease) in shares outstanding	(686,540)	$(8,412,486)
Target Date 2055:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	14,437	$162,631
Shares issued in reinvestment of dividends and distributions	225	2,413
Shares purchased	(657)	(7,651)
Net increase (decrease) in shares outstanding	14,005	$157,393

Year ended July 31, 2024:
Shares sold	1	$9
Shares issued in reinvestment of dividends and distributions	48	506
Shares purchased	(115)	(1,332)
Net increase (decrease) in shares outstanding	(66)	$(817)

Class R2
Year ended July 31, 2025:
Shares sold	3,081	$35,449
Shares issued in reinvestment of dividends and distributions	3,343	36,066
Shares purchased	(37,174)	(457,688)
Net increase (decrease) in shares outstanding	(30,750)	$(386,173)

Year ended July 31, 2024:
Shares sold	40,237	$445,626
Shares issued in reinvestment of dividends and distributions	770	8,217
Shares purchased	(3,908)	(44,703)
Net increase (decrease) in shares outstanding	37,099	$409,140

Class R3
Year ended July 31, 2025:
Shares sold	5,174	$57,961
Shares issued in reinvestment of dividends and distributions	1,049	11,336
Shares purchased	(70)	(860)
Net increase (decrease) in shares outstanding	6,153	$68,437

Year ended July 31, 2024:
Shares sold	2,882	$31,542
Shares issued in reinvestment of dividends and distributions	151	1,615
Net increase (decrease) in shares outstanding	3,033	$33,157

Target Date 2055 (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended July 31, 2025:
Shares sold	493	$5,607
Shares issued in reinvestment of dividends and distributions	641	6,939
Shares purchased	(8)	(93)
Net increase (decrease) in shares outstanding	1,126	$12,453

Year ended July 31, 2024:
Shares sold	903	$9,864
Shares issued in reinvestment of dividends and distributions	128	1,372
Shares purchased	(5)	(60)
Net increase (decrease) in shares outstanding	1,026	$11,176

Class R5
Year ended July 31, 2025:
Shares sold	23,710	$273,126
Shares issued in reinvestment of dividends and distributions	9,504	103,117
Shares purchased	(5,091)	(60,230)
Net increase (decrease) in shares outstanding	28,123	$316,013

Year ended July 31, 2024:
Shares sold	23,592	$257,557
Shares issued in reinvestment of dividends and distributions	1,939	20,785
Shares purchased	(12,235)	(137,158)
Net increase (decrease) in shares outstanding	13,296	$141,184

Class R6
Year ended July 31, 2025:
Shares sold	216,806	$2,568,233
Shares issued in reinvestment of dividends and distributions	84,220	915,475
Shares purchased	(159,390)	(1,860,330)
Net increase (decrease) in shares outstanding	141,636	$1,623,378

Year ended July 31, 2024:
Shares sold	220,935	$2,446,190
Shares issued in reinvestment of dividends and distributions	27,781	298,085
Shares purchased	(449,655)	(4,839,423)
Net increase (decrease) in shares outstanding	(200,939)	$(2,095,148)

Target Date 2060:

Share Class	Shares		Amount

Class R1
Year ended July 31, 2025:
Shares sold	15,729		$225,337
Shares issued in reinvestment of dividends and distributions	323		4,383
Shares purchased	(1,320)		(19,176)
Net increase (decrease) in shares outstanding	14,732		$210,544

Year ended July 31, 2024:
Shares sold	1,020		$13,949
Shares issued in reinvestment of dividends and distributions	59		758
Shares purchased	—	**	(1)
Net increase (decrease) in shares outstanding	1,079		$14,706

Notes to Financial Statements (continued)

Target Date 2060 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2025:
Shares sold	5,117	$73,240
Shares issued in reinvestment of dividends and distributions	2,587	35,233
Shares purchased	(18,284)	(267,476)
Net increase (decrease) in shares outstanding	(10,580)	$(159,003)

Year ended July 31, 2024:
Shares sold	17,445	$234,469
Shares issued in reinvestment of dividends and distributions	731	9,509
Shares purchased	(422)	(5,631)
Net increase (decrease) in shares outstanding	17,754	$238,347

Class R3
Year ended July 31, 2025:
Shares sold	1,535	$22,536
Shares issued in reinvestment of dividends and distributions	371	5,064
Shares purchased	(56)	(838)
Net increase (decrease) in shares outstanding	1,850	$26,762

Year ended July 31, 2024:
Shares sold	542	$7,248
Shares issued in reinvestment of dividends and distributions	115	1,491
Net increase (decrease) in shares outstanding	657	$8,739

Class R4
Year ended July 31, 2025:
Shares sold	215	$3,054
Shares issued in reinvestment of dividends and distributions	283	3,860
Shares purchased	(693)	(9,694)
Net increase (decrease) in shares outstanding	(195)	$(2,780)

Year ended July 31, 2024:
Shares sold	952	$12,404
Shares issued in reinvestment of dividends and distributions	83	1,076
Shares purchased	(2)	(32)
Net increase (decrease) in shares outstanding	1,033	$13,448

Class R5
Year ended July 31, 2025:
Shares sold	27,472	$393,430
Shares issued in reinvestment of dividends and distributions	7,832	106,904
Shares purchased	(12,127)	(171,544)
Net increase (decrease) in shares outstanding	23,177	$328,790

Year ended July 31, 2024:
Shares sold	29,687	$393,804
Shares issued in reinvestment of dividends and distributions	2,258	29,399
Shares purchased	(9,650)	(134,053)
Net increase (decrease) in shares outstanding	22,295	$289,150

Target Date 2060 (cont’d.):

Share Class	Shares	Amount

Class R6
Year ended July 31, 2025:
Shares sold	215,407	$3,121,821
Shares issued in reinvestment of dividends and distributions	41,792	571,300
Shares purchased	(176,217)	(2,624,376)
Net increase (decrease) in shares outstanding	80,982	$1,068,745

Year ended July 31, 2024:
Shares sold	183,960	$2,487,500
Shares issued in reinvestment of dividends and distributions	19,100	248,877
Shares purchased	(253,944)	(3,331,105)
Net increase (decrease) in shares outstanding	(50,884)	$(594,728)

** Less than 1 share.

Target Date 2065:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2025:
Shares sold	295	$3,725
Shares issued in reinvestment of dividends and distributions	93	1,140
Shares purchased	(3)	(33)
Net increase (decrease) in shares outstanding	385	$4,832

Year ended July 31, 2024:
Shares sold	71	$883
Shares issued in reinvestment of dividends and distributions	18	203
Shares purchased	— **	(1)
Net increase (decrease) in shares outstanding	89	$1,085

Class R2
Year ended July 31, 2025:
Shares sold	5,040	$63,849
Shares issued in reinvestment of dividends and distributions	1,371	16,795
Shares purchased	(560)	(7,460)
Net increase (decrease) in shares outstanding	5,851	$73,184

Year ended July 31, 2024:
Shares sold	9,758	$116,609
Shares issued in reinvestment of dividends and distributions	193	2,208
Shares purchased	(1,499)	(16,939)
Net increase (decrease) in shares outstanding	8,452	$101,878

Class R3
Year ended July 31, 2025:
Shares sold	208	$2,500
Shares issued in reinvestment of dividends and distributions	252	3,090
Shares purchased	(14)	(182)
Net increase (decrease) in shares outstanding	446	$5,408

Year ended July 31, 2024:
Shares sold	1,598	$18,750
Shares issued in reinvestment of dividends and distributions	53	608
Shares purchased	(16)	(182)
Net increase (decrease) in shares outstanding	1,635	$19,176

Notes to Financial Statements (continued)

Target Date 2065 (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	88	$1,074
Net increase (decrease) in shares outstanding	88	$1,074

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	24	$277
Net increase (decrease) in shares outstanding	24	$277

Class R5
Year ended July 31, 2025:
Shares sold	1,120	$14,100
Shares issued in reinvestment of dividends and distributions	146	1,791
Net increase (decrease) in shares outstanding	1,266	$15,891

Year ended July 31, 2024:
Shares sold	2	$20
Shares issued in reinvestment of dividends and distributions	30	347
Net increase (decrease) in shares outstanding	32	$367

Class R6
Year ended July 31, 2025:
Shares sold	49,604	$640,130
Shares issued in reinvestment of dividends and distributions	3,163	38,867
Shares purchased	(22,461)	(288,308)
Net increase (decrease) in shares outstanding	30,306	$390,689

Year ended July 31, 2024:
Shares sold	19,408	$234,199
Shares issued in reinvestment of dividends and distributions	912	10,419
Shares purchased	(36,632)	(426,106)
Net increase (decrease) in shares outstanding	(16,312)	$(181,488)

** Less than 1 share.

Target Date 2070:

Share Class	Shares	Amount

Class R1
Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	82
Net increase (decrease) in shares outstanding	1,008	$10,082

Class R2
Period ended July 31, 2025*:
Shares sold	1,106	$11,059
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,115	$11,142

Target Date 2070 (cont’d.):

Share Class	Shares	Amount

Class R3
Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R4
Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R5
Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	84
Net increase (decrease) in shares outstanding	1,009	$10,084

Class R6
Period ended July 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	85
Net increase (decrease) in shares outstanding	1,009	$10,085

* Commencement of operations was December 10, 2024.

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The SCA does not include Target Date 2070.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the year ended July 31, 2025. The average balance outstanding is for the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2025
Target Date 2025	$165,000	6.43%	1	$165,000	$—

Notes to Financial Statements (continued)

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks		Target Date Income	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040
Affiliated Funds		X	X	X	X	X	X
Asset Allocation		X	X	X	X	X	X
Asset Class Variation		X	X	X	X	X	X
Credit		X	X	X	X	X	X
Derivatives		X	X	X	X	X	X
Economic and Market Events		X	X	X	X	X	X
Equity and Equity-Related Securities		X	X	X	X	X	X
Fixed Income		X	X	X	X	X	X
Fund of Funds		X	X	X	X	X	X
Fund Rebalancing		X	X	X	X	X	X
Increase in Expenses		X	X	X	X	X	X
Index Tracking		X	X	X	X	X	X
Interest Rate		X	X	X	X	X	X
Investment Style		X	X	X	X	X	X
Junk Bonds		–	–	–	–	–	–
Large Capitalization Company		–	–	–	–	–	–
Large Shareholder and Large Scale Redemption		X	X	X	X	X	X
Liquidity		X	X	X	X	X	X
Management		X	X	X	X	X	X
Market		X	X	X	X	X	X
Market Capitalization		X	X	X	X	X	X
Market Disruption and Geopolitical		X	X	X	X	X	X
Portfolio Turnover		X	X	X	X	X	X

Risks	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	Target Date 2070	60/40 Allocation
Affiliated Funds	X	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	–
Economic and Market Events	X	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X	–
Interest Rate	X	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X	X
Junk Bonds	–	–	–	–	–	–	X
Large Capitalization Company	–	–	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	–
Management	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X	–
Market Disruption and Geopolitical	X	X	X	X	X	X	X
Portfolio Turnover	X	X	X	X	X	X	–

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which affiliates of the Manager and subadviser serve as subadvisers. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the

Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or affiliated subadviser are higher than the fees paid by other Underlying Funds for which the Manager or affiliated subadviser serve. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Notes to Financial Statements (continued)

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and an Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund’s holdings may fall sharply. This is referred to as “extension risk.” An Underlying Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, an Underlying Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the Fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Notes to Financial Statements (continued)

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

10.	Reorganization

On September 11, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Target Date 2015 Fund (“Target Date 2015” or “Merged Fund”) for shares of Target Date Income (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund, respectively. The reorganization took place at the close of business on January 3, 2025.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Target Date 2015	$9,917,131	$9,944,860

The purpose of the transaction was to combine two funds with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 3, 2025:

Merged Fund	Class	Shares
Target Date 2015	R1	1,426
	R2	4,936
	R3	1,471
	R4	1,484
	R5	29,059
	R6	959,512

Acquiring Fund	Class	Shares	Value
Target Date Income	R1	1,412	$14,163
	R2	4,892	49,062
	R3	1,458	14,626
	R4	1,469	14,732
	R5	28,756	289,031
	R6	949,850	9,536,491

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Fund	Class	Unrealized Depreciation on Investments	Net Assets
Target Date 2015	R1	$ (40)	$ 14,163
	R2	(137)	49,062
	R3	(41)	14,626
	R4	(41)	14,732
	R5	(808)	289,031
	R6	(26,662)	9,536,491

Acquiring Fund	Class	Net Assets
Target Date Income	R1	$28,619
	R2	30,466
	R3	190,747
	R4	28,653
	R5	939,146
	R6	14,671,840

Assuming the acquisition had been completed on August 1, 2024, the Acquiring Fund’s unaudited pro forma results of operations for the year ended July 31, 2025 would have been as follows:

Acquiring Fund	Net investment (loss) income (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Target Date Income	$990,892	$779,895	$1,770,787

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended July 31, 2025) of the Acquiring Fund, plus net investment income from the Merged Fund pre-merger as follows: Target Date 2015 $217,391.

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended July 31, 2025) of the Acquiring Fund, plus net realized and unrealized loss on investments from the Merged Fund pre-merger as follows: Target Date 2015 $(64,310).

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment funds had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2025.

11.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

12.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 5 and Shareholders of PGIM Target Date Income Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, PGIM Target Date 2065 Fund, PGIM Target Date 2070 Fund and PGIM 60/40 Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting Prudential Investment Portfolios 5, hereafter collectively referred to as the “Funds”) as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PGIM Target Date Income Fund (1)

PGIM Target Date 2020 Fund (1)

PGIM Target Date 2025 Fund (1)

PGIM Target Date 2030 Fund (1)

PGIM Target Date 2035 Fund (1)

PGIM Target Date 2040 Fund (1)

PGIM Target Date 2045 Fund (1)

PGIM Target Date 2050 Fund (1)

PGIM Target Date 2055 Fund (1)

PGIM Target Date 2060 Fund (1)

PGIM Target Date 2065 Fund (1)

PGIM Target Date 2070 Fund (2)

PGIM Target Date 60/40 Allocation Fund (1)

(1)

Statement of operations for the year ended July 31, 2025, statement of changes in net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025.

(2)	Statement of operations, statement of changes in net assets and the financial highlights for the period December 10, 2024 (commencement of operations) through July 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

September 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Target Date Funds

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Target Date Funds (each, a “Fund, and collectively, the “Funds”)1consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM DC Solutions LLC (“PGIM DC Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM DC Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM DC Solutions, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM DC Solutions. The Board noted that PGIM DC Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM Investments’ role as

[1]

Each of the PGIM Target Date Funds is a series of Prudential Investment Portfolios 5. The PGIM Target Date Funds are: PGIM Target Date Income Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, and PGIM Target Date 2065 Fund. The Board did not consider or renew the management or subadvisory agreements at the Board Meeting with respect to PGIM Target Date 2070 Fund because that fund recently commenced operations and the sole shareholder of the fund and the Board had previously approved the management and subadvisory agreements for an initial period of two years.

Approval of Advisory Agreements (continued)

administrator for the Funds’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM DC Solutions, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM DC Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM DC Solutions portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM DC Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM DC Solutions. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and PGIM DC Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by PGIM DC Solutions, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM DC Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM DC Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM DC Solutions and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM DC Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM DC Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year and the three-year periods ended December 31, 2024. The Board considered that each Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Target Date Income Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3nd Quartile	2nd Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2020 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

Approval of Advisory Agreements (continued)

•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2025 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2030 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

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•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2035 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2040 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.

Approval of Advisory Agreements (continued)

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2045 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to renew the agreements. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2050 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

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PGIM Target Date 2055 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2060 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2065 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, and three- year periods and underperformed its benchmark index over the five-year period.

Approval of Advisory Agreements (continued)

•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark and considered that the Fund’s performance history prior to this date does not represent the Fund as it is managed today.

•

The Board and PGIM Investments agreed to retain the contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

PGIM 60/40 Allocation Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM 60/40 Allocation Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”),

[1]	PGIM 60/40 Allocation Fund is a series of Prudential Investment Portfolios 5.

Approval of Advisory Agreements (continued)

which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct or indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the

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potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year and the three-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on September 13, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed its benchmark index over the five-year period.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.40% for Class R6 shares through November 30, 2025.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 19, 2025